FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2016 and 2015

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA BNY and

Board of Directors of

Transamerica Financial Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA BNY indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Financial Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Jennison Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA MFS International Equity Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA MFS International Equity Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Aspen - Global Research Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Total Return Initial Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Service Class (1)
MFS® Total Return Service Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	404,598.627	$4,648,367	$4,215,918	$11	$4,215,929	2,023,694	$1.697499	$12.014964
AB Growth and Income Class B Shares	578,852.197	15,137,920	17,846,013	40	17,846,053	5,510,413	1.567672	14.432762
AB Large Cap Growth Class B Shares	10,323.152	312,260	447,199	—	447,199	217,408	1.464243	2.399864
American Funds - Asset Allocation Class 2 Shares	2,128,703.553	43,377,961	45,745,839	(17)	45,745,822	17,001,645	1.651413	12.875039
American Funds - Bond Class 2 Shares	1,475,614.284	16,170,422	15,744,804	(36)	15,744,768	5,550,075	1.075733	10.243697
American Funds - Growth Class 2 Shares	459,875.535	31,392,654	30,774,871	(1)	30,774,870	5,791,039	1.897813	14.768988
American Funds - Growth-Income Class 2 Shares	545,924.618	25,191,220	24,020,683	29	24,020,712	6,196,880	1.852328	14.686895
American Funds - International Class 2 Shares	684,716.038	12,948,788	11,475,841	8	11,475,849	4,168,809	1.067769	10.655038
Fidelity® VIP Balanced Service Class 2	1,287,713.852	20,683,390	21,131,384	(2)	21,131,382	9,610,359	1.441117	13.018170
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	14.171822	14.354772
Fidelity® VIP Contrafund® Service Class 2	1,063,201.042	34,438,072	34,500,874	8	34,500,882	6,870,488	1.564611	14.088132
Fidelity® VIP Equity-Income Service Class 2	39,582.801	785,628	849,447	(6)	849,441	441,460	1.509040	2.282670
Fidelity® VIP Growth Service Class 2	13,435.036	544,018	785,144	11	785,155	408,897	1.447550	2.348192
Fidelity® VIP Growth Opportunities Service Class 2	58.237	1,115	1,788	4	1,792	1,283	1.362885	1.827021
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	14.181532	14.364630
Fidelity® VIP Mid Cap Service Class 2	847,115.768	28,097,845	27,980,234	(18)	27,980,216	5,297,560	1.685554	14.094151
Fidelity® VIP Value Strategies Initial Class	1,445.323	19,916	22,793	—	22,793	1,731	13.000140	13.167998
Fidelity® VIP Value Strategies Service Class 2	682,469.866	10,268,966	10,823,972	(20)	10,823,952	2,168,759	1.623319	12.914970
Franklin Founding Funds Allocation Class 4 Shares	512,380.616	3,795,317	3,694,264	(5)	3,694,259	1,941,404	1.831087	1.952137
Franklin Income Class 2 Shares	226,110.845	3,354,370	3,477,585	(17)	3,477,568	2,549,956	1.272407	1.437778
Franklin Mutual Shares Class 2 Shares	38,626.201	652,310	775,614	13	775,627	582,908	1.219933	1.450844
Franklin Templeton Foreign Class 2 Shares	123,665.364	1,690,738	1,683,086	(3)	1,683,083	1,725,317	0.917521	1.003768
Invesco V.I. American Franchise Series II Shares	3,540.807	134,873	183,980	5	183,985	125,436	1.436782	1.490702
Invesco V.I. Value Opportunities Series II Shares	58,285.193	360,891	375,939	6	375,945	270,675	1.226279	1.808749
Janus Aspen - Enterprise Service Shares	5,174.093	218,197	290,888	5	290,893	97,516	1.186408	4.031762
Janus Aspen - Global Research Service Shares	9,921.411	282,799	395,567	(6)	395,561	289,631	0.863806	1.717125
Janus Aspen - Perkins Mid Cap Value Service Shares	146.449	2,181	2,358	(2)	2,356	1,004	2.291991	2.411849
JPMorgan Insurance Trust Core Bond Class 1 Shares	48,434.718	553,741	525,032	(6)	525,026	417,140	1.209147	1.274939
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	14,733.003	82,990	161,768	(3)	161,765	52,138	2.951109	3.111631
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	355.817	4,634	8,002	5	8,007	2,590	2.962094	3.122963
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,657.516	43,781	71,806	2	71,808	25,556	2.677332	2.822986
MFS® New Discovery Service Class	113,193.516	1,737,578	1,699,035	(6)	1,699,029	728,669	1.968123	2.766987
MFS® Total Return Service Class	79,975.791	1,528,246	1,824,248	(10)	1,824,238	1,048,659	1.408863	1.929865
State Street Total Return V.I.S. Class 3 Shares	128,336.833	2,262,330	2,313,913	6	2,313,919	1,363,223	1.296435	11.592712
TA AB Dynamic Allocation Initial Class	6,211.304	52,538	58,883	1	58,884	35,803	1.349470	1.721818
TA AB Dynamic Allocation Service Class	2,368,682.337	21,420,370	22,289,301	(19)	22,289,282	8,614,962	1.040643	10.784372
TA Aegon Government Money Market Initial Class	78,242.450	78,242	78,242	7	78,249	58,892	0.921568	1.328679
TA Aegon Government Money Market Service Class	36,408,115.878	36,408,115	36,408,116	63	36,408,179	12,254,624	0.885046	9.838155
TA Aegon High Yield Bond Initial Class	12,549.802	98,587	98,516	1	98,517	36,425	1.342934	11.429710
TA Aegon High Yield Bond Service Class	834,313.485	6,674,429	6,641,135	—	6,641,135	2,268,819	1.589960	11.146563
TA Aegon U.S. Government Securities Initial Class	21,336.326	260,596	251,982	(3)	251,979	127,683	1.247539	1.973476
TA Aegon U.S. Government Securities Service Class	5,983,273.679	74,384,605	72,397,612	(34)	72,397,578	19,883,084	1.026506	9.902034

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA American Funds Managed Risk - Balanced Service Class	2,631,551.024	$25,733,298	$26,789,189	$7	$26,789,196	2,676,423	$9.900717	$10.236549
TA Asset Allocation - Conservative Initial Class	1,575.892	16,640	16,043	(1)	16,042	9,676	1.420316	1.789243
TA Asset Allocation - Conservative Service Class	6,014,453.843	63,146,439	60,565,550	(148)	60,565,402	23,849,251	1.152175	10.828489
TA Asset Allocation - Growth Initial Class	4,878.006	48,289	55,365	1	55,366	30,761	1.608392	2.129351
TA Asset Allocation - Growth Service Class	670,084.064	6,877,030	7,545,147	—	7,545,147	2,822,565	1.214480	12.147169
TA Asset Allocation - Moderate Initial Class	79,971.901	859,325	903,682	(3)	903,679	513,502	1.528405	1.951460
TA Asset Allocation - Moderate Service Class	25,248,069.767	283,221,226	281,768,459	(5)	281,768,454	104,593,983	1.219283	11.173763
TA Asset Allocation - Moderate Growth Initial Class	32,756.390	369,909	387,181	(2)	387,179	211,341	1.594537	2.067039
TA Asset Allocation - Moderate Growth Service Class	13,912,324.221	157,195,448	162,356,824	105	162,356,929	57,499,076	1.244556	11.659963
TA Barrow Hanley Dividend Focused Initial Class	134,307.524	1,945,831	3,032,664	13	3,032,677	1,213,323	1.661585	14.358328
TA Barrow Hanley Dividend Focused Service Class	866,017.886	17,546,170	19,563,344	(4)	19,563,340	5,972,559	1.443977	13.981645
TA BlackRock Equity Smart Beta 100 Service Class	106,369.019	1,109,759	1,126,448	—	1,126,448	107,409	10.425324	10.590000
TA BlackRock Global Allocation Service Class	4,672,843.632	61,838,898	62,055,363	156	62,055,519	29,085,578	1.214932	11.166514
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	814,866.269	7,667,743	7,203,418	1	7,203,419	770,157	9.221302	9.625613
TA BlackRock Global Allocation Managed Risk - Growth Service Class	845,744.107	7,865,166	7,315,687	(5)	7,315,682	802,785	8.978574	9.372265
TA BlackRock Smart Beta 50 Service Class	342,434.953	3,530,611	3,516,807	(1)	3,516,806	345,827	10.110246	10.270000
TA BlackRock Smart Beta 75 Service Class	80,640.802	828,027	833,826	—	833,826	81,476	10.179177	10.340000
TA BlackRock Tactical Allocation Service Class	6,753,343.550	102,947,348	100,557,285	130	100,557,415	32,609,979	1.269364	11.553302
TA Clarion Global Real Estate Securities Initial Class	1,797.773	25,434	22,041	(4)	22,037	8,553	1.322655	10.372372
TA Clarion Global Real Estate Securities Service Class	446,639.914	5,810,067	5,721,457	(3)	5,721,454	1,703,876	1.148187	10.111068
TA International Moderate Growth Service Class	4,505,882.766	42,542,596	41,499,180	24	41,499,204	19,645,357	0.960328	10.320954
TA Janus Balanced Service Class	5,013,840.287	64,961,023	66,684,076	(83)	66,683,993	17,165,988	1.191270	12.248668
TA Janus Mid-Cap Growth Initial Class	1,897.795	52,861	47,881	(1)	47,880	32,509	1.262806	11.397285
TA Janus Mid-Cap Growth Service Class	146,771.274	4,225,284	3,562,139	12	3,562,151	1,076,773	1.462551	11.101466
TA Jennison Growth Initial Class	161,621.811	1,443,532	1,422,272	(2)	1,422,270	840,949	1.641377	15.068576
TA Jennison Growth Service Class	1,911,931.474	18,246,854	16,155,821	8	16,155,829	4,656,507	1.788347	14.683544
TA JPMorgan Core Bond Service Class	2,021,271.812	28,141,392	27,671,211	(16)	27,671,195	9,984,860	1.042771	10.266455
TA JPMorgan Enhanced Index Initial Class	33,253.110	523,812	610,860	(1)	610,859	206,326	1.799103	14.849813
TA JPMorgan Enhanced Index Service Class	240,998.214	4,292,086	4,419,907	(2)	4,419,905	466,902	1.719043	14.480829
TA JPMorgan Mid Cap Value Service Class	1,370,306.908	27,375,536	26,255,080	(12)	26,255,068	5,651,589	1.855889	14.745935
TA JPMorgan Tactical Allocation Service Class	5,633,416.520	80,807,732	83,825,238	(57)	83,825,181	22,814,234	1.124226	11.050062
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,615,428.848	100,501,091	96,492,803	89	96,492,892	22,101,622	1.074682	10.790923
TA Legg Mason Dynamic Allocation - Growth Service Class	5,365,101.544	65,087,987	62,664,386	(94)	62,664,292	15,446,885	1.113574	11.067720
TA Managed Risk - Balanced ETF Service Class	39,450,627.944	449,860,780	438,296,476	(4)	438,296,472	127,929,980	1.176865	11.092061
TA Managed Risk - Conservative ETF Service Class	7,559,149.597	90,156,838	88,366,459	29	88,366,488	33,427,887	1.185899	11.054517
TA Managed Risk - Growth ETF Service Class	37,104,977.112	376,475,988	354,352,531	(64)	354,352,467	122,841,558	1.180669	11.432595
TA Market Participation Strategy Service Class	2,945,665.951	33,830,476	34,140,268	12	34,140,280	8,820,580	1.138890	11.768654
TA MFS International Equity Initial Class	7,837.677	59,303	61,839	(3)	61,836	46,174	1.233207	10.484602
TA MFS International Equity Service Class	1,721,991.612	13,792,986	13,345,435	(35)	13,345,400	5,268,104	1.089131	10.219366
TA Morgan Stanley Capital Growth Initial Class	4,736.253	75,422	63,703	(4)	63,699	28,129	2.048127	2.726828
TA Morgan Stanley Capital Growth Service Class	281,466.282	4,001,308	3,709,726	(1)	3,709,725	641,141	1.773151	15.303842

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Managed Balanced Initial Class	2,048.891	$27,147	$27,783	$(8)	$27,775	12,065	$2.059810	$2.390155
TA Multi-Managed Balanced Service Class	6,266,390.533	82,348,458	83,405,658	(15)	83,405,643	12,471,373	1.468810	12.822377
TA Multi-Manager Alternative Strategies Service Class	21,884.306	219,884	212,059	—	212,059	21,576	9.636402	10.008076
TA PIMCO Tactical - Balanced Service Class	3,187,661.490	36,627,688	37,518,776	(12)	37,518,764	11,684,566	1.039395	11.484122
TA PIMCO Tactical - Conservative Service Class	2,104,351.466	23,915,960	24,094,824	—	24,094,824	7,056,786	0.992341	11.288971
TA PIMCO Tactical - Growth Service Class	2,676,360.528	29,972,032	30,537,274	3	30,537,277	7,608,963	0.991475	11.552115
TA PIMCO Total Return Initial Class	25,133.185	290,111	279,732	3	279,735	173,971	1.393254	1.643290
TA PIMCO Total Return Service Class	6,950,247.027	80,515,749	76,869,732	93	76,869,825	33,634,576	1.074326	10.135749
TA PineBridge Inflation Opportunities Service Class	1,464,500.908	15,392,991	14,601,074	47	14,601,121	9,361,263	0.955390	9.208316
TA ProFunds UltraBear Service Class (OAM)	1,675,224.542	1,514,766	1,139,153	14	1,139,167	18,800,019	0.058644	0.062991
TA QS Investors Active Asset Allocation - Conservative Service Class	2,451,298.060	25,947,475	25,125,805	(36)	25,125,769	9,783,495	1.053500	10.495530
TA QS Investors Active Asset Allocation - Moderate Service Class	8,403,533.854	94,501,430	89,329,565	13	89,329,578	28,275,068	1.060382	10.496305
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,202,331.744	58,606,610	53,011,760	33	53,011,793	15,556,628	1.058957	10.523814
TA Small/Mid Cap Value Initial Class	154,599.951	2,929,749	3,209,495	5	3,209,500	320,871	1.770249	15.018692
TA Small/Mid Cap Value Service Class	509,442.695	10,324,134	10,341,687	16	10,341,703	3,406,282	1.983251	14.632240
TA T. Rowe Price Small Cap Initial Class	19,529.131	249,393	265,401	(2)	265,399	65,922	1.789628	15.530319
TA T. Rowe Price Small Cap Service Class	2,297,745.974	29,577,530	29,755,810	(30)	29,755,780	5,742,239	2.318467	15.141733
TA Torray Concentrated Growth Initial Class	77,546.462	1,304,445	1,386,531	—	1,386,531	240,921	1.628221	13.702517
TA Torray Concentrated Growth Service Class	142,523.238	2,601,828	2,608,175	9	2,608,184	854,672	1.650002	13.349697
TA TS&W International Equity Initial Class	56,028.532	658,060	672,342	10	672,352	316,110	1.286393	10.863282
TA TS&W International Equity Service Class	210,507.768	2,640,945	2,505,042	2	2,505,044	695,271	0.945899	10.577180
TA WMC US Growth Initial Class	107,588.160	2,611,386	2,506,804	18	2,506,822	1,806,388	1.346805	14.521443
TA WMC US Growth Service Class	707,678.104	16,836,883	16,149,214	28	16,149,242	4,989,273	1.379395	14.149385
Vanguard® Equity Index	22,526.240	759,407	802,610	—	802,610	54,305	14.671736	14.861114
Vanguard® International	23,403.382	485,226	457,068	1	457,069	42,274	10.730311	10.868870
Vanguard® Mid-Cap Index	—	—	—	—	—	—	14.258431	14.442511
Vanguard® REIT Index	—	—	—	—	—	—	12.427243	12.587633
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.208320	10.340130
Vanguard® Total Bond Market Index	29,754.648	366,344	350,212	—	350,212	34,255	10.149050	10.280120
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	9.543355	9.889978
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	10.258396	10.630966
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.861563	10.219710
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.837219	10.194506
Wanger International	—	—	—	—	—	—	10.164500	10.295749
Wanger USA	—	—	—	—	—	—	14.165017	14.347877

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

Investment Income:
Reinvested Dividends	91,551	171,389	—	528,387	211,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,053	204,831	6,328	557,655	202,896

Net Investment Income (Loss)	16,498	(33,442)	(6,328)	(29,268)	8,663
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	418,087	—	42,232	2,253,937	232,090
Realized Gain (Loss) on Investments	(26,851)	300,576	23,587	185,368	(15,359)

Net Realized Capital Gains (Losses) on Investments	391,236	300,576	65,819	2,439,305	216,731
Net Change in Unrealized Appreciation (Depreciation)	(434,049)	(309,224)	(17,278)	(2,667,334)	(411,964)

Net Gain (Loss) on Investment	(42,813)	(8,648)	48,541	(228,029)	(195,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,315)	(42,090)	42,213	(257,297)	(186,570)

Increase (Decrease) in Net Assets from Contract Transactions	270,860	1,945,441	(39,057)	2,463,124	2,471,115

Total Increase (Decrease) in Net Assets	244,545	1,903,351	3,156	2,205,827	2,284,545

Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

Investment Income:
Reinvested Dividends	81,888	133,548	—	669,159	258,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,549	227,585	6,107	628,639	255,654

Net Investment Income (Loss)	8,339	(94,037)	(6,107)	40,520	2,469
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,137	991,682	53,540	837,432	52,258
Realized Gain (Loss) on Investments	(183,882)	291,931	13,718	147,690	(35,300)

Net Realized Capital Gains (Losses) on Investments	119,255	1,283,613	67,258	985,122	16,958
Net Change in Unrealized Appreciation (Depreciation)	(9,006)	316,227	(56,566)	1,595,206	46,242

Net Gain (Loss) on Investment	110,249	1,599,840	10,692	2,580,328	63,200
Net Increase (Decrease) in Net Assets Resulting from Operations	118,588	1,505,803	4,585	2,620,848	65,669

Increase (Decrease) in Net Assets from Contract Transactions	(459,683)	1,949,908	(25,667)	10,784,512	3,102,069

Total Increase (Decrease) in Net Assets	(341,095)	3,455,711	(21,082)	13,405,360	3,167,738

Net Assets as of December 31, 2016:	$4,215,929	$17,846,053	$447,199	$45,745,822	$15,744,768

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

Investment Income:
Reinvested Dividends	149,544	257,826	187,548	283,334	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	435,352	349,911	309,049	299,055	—

Net Investment Income (Loss)	(285,808)	(92,085)	(121,501)	(15,721)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,649,731	2,721,213	1,013,450	590,667	—
Realized Gain (Loss) on Investments	(147,904)	(179,876)	106,067	122,294	—

Net Realized Capital Gains (Losses) on Investments	4,501,827	2,541,337	1,119,517	712,961	—
Net Change in Unrealized Appreciation (Depreciation)	(3,264,869)	(2,692,855)	(2,063,680)	(993,867)	—

Net Gain (Loss) on Investment	1,236,958	(151,518)	(944,163)	(280,906)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	951,150	(243,603)	(1,065,664)	(296,627)	—

Increase (Decrease) in Net Assets from Contract Transactions	3,380,709	2,965,484	(4,466,615)	2,990,268	—

Total Increase (Decrease) in Net Assets	4,331,859	2,721,881	(5,532,279)	2,693,641	—

Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

Investment Income:
Reinvested Dividends	220,171	326,232	156,445	246,099	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	473,983	373,392	190,824	313,685	90

Net Investment Income (Loss)	(253,812)	(47,160)	(34,379)	(67,586)	(90)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,322,031	2,233,564	902,376	520,107	—
Realized Gain (Loss) on Investments	(1,450,959)	(738,417)	(490,412)	90,994	1,249

Net Realized Capital Gains (Losses) on Investments	871,072	1,495,147	411,964	611,101	1,249
Net Change in Unrealized Appreciation (Depreciation)	1,070,821	300,772	(274,575)	626,934	—

Net Gain (Loss) on Investment	1,941,893	1,795,919	137,389	1,238,035	1,249
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,081	1,748,759	103,010	1,170,449	1,159

Increase (Decrease) in Net Assets from Contract Transactions	3,873,899	2,737,824	1,080,055	(981,289)	(1,159)

Total Increase (Decrease) in Net Assets	5,561,980	4,486,583	1,183,065	189,160	—

Net Assets as of December 31, 2016:	$30,774,870	$24,020,712	$11,475,849	$21,131,382	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

Investment Income:
Reinvested Dividends	251,549	27,675	269	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,480	14,098	12,012	26	—

Net Investment Income (Loss)	(341,931)	13,577	(11,743)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,353,034	96,257	26,045	189	—
Realized Gain (Loss) on Investments	2,118,899	20,175	21,627	41	—

Net Realized Capital Gains (Losses) on Investments	5,471,933	116,432	47,672	230	—
Net Change in Unrealized Appreciation (Depreciation)	(5,732,869)	(180,400)	8,383	(133)	—

Net Gain (Loss) on Investment	(260,936)	(63,968)	56,055	97	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(602,867)	(50,391)	44,312	71	—

Increase (Decrease) in Net Assets from Contract Transactions	(3,272,975)	(122,486)	(42,353)	(63)	—

Total Increase (Decrease) in Net Assets	(3,875,842)	(172,877)	1,959	8	—

Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

Investment Income:
Reinvested Dividends	206,444	17,024	—	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	455,980	11,749	11,179	24	—

Net Investment Income (Loss)	(249,536)	5,275	(11,179)	(23)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,327,767	57,662	77,139	35	—
Realized Gain (Loss) on Investments	(875,065)	1,009	16,889	37	—

Net Realized Capital Gains (Losses) on Investments	1,452,702	58,671	94,028	72	—
Net Change in Unrealized Appreciation (Depreciation)	540,382	60,189	(91,012)	(72)	—

Net Gain (Loss) on Investment	1,993,084	118,860	3,016	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743,548	124,135	(8,163)	(23)	—

Increase (Decrease) in Net Assets from Contract Transactions	2,114,979	(156,539)	(39,507)	(65)	—

Total Increase (Decrease) in Net Assets	3,858,527	(32,404)	(47,670)	(88)	—

Net Assets as of December 31, 2016:	$34,500,882	$849,441	$785,155	$1,792	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

Investment Income:
Reinvested Dividends	65,716	259	89,649	117,369	187,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	376,058	144	156,324	68,079	64,054

Net Investment Income (Loss)	(310,342)	115	(66,675)	49,290	123,720
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,771,085	17	7,242	6,739	—
Realized Gain (Loss) on Investments	(205,874)	17	1,337,316	5,257	444,910

Net Realized Capital Gains (Losses) on Investments	2,565,211	34	1,344,558	11,996	444,910
Net Change in Unrealized Appreciation (Depreciation)	(3,184,648)	(934)	(1,848,234)	(365,945)	(893,291)

Net Gain (Loss) on Investment	(619,437)	(900)	(503,676)	(353,949)	(448,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,779)	(785)	(570,351)	(304,659)	(324,661)

Increase (Decrease) in Net Assets from Contract Transactions	9,533,982	(4)	(4,889,319)	(802,596)	(4,725,226)

Total Increase (Decrease) in Net Assets	8,604,203	(789)	(5,459,670)	(1,107,255)	(5,049,887)

Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

Investment Income:
Reinvested Dividends	83,431	245	93,150	133,347	172,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	371,541	136	143,369	57,525	51,432

Net Investment Income (Loss)	(288,110)	109	(50,219)	75,822	121,382
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,455,258	—	—	117,360	—
Realized Gain (Loss) on Investments	(1,149,146)	9	(152,488)	(46,728)	(3,644)

Net Realized Capital Gains (Losses) on Investments	306,112	9	(152,488)	70,632	(3,644)
Net Change in Unrealized Appreciation (Depreciation)	2,238,074	1,748	757,052	234,165	287,830

Net Gain (Loss) on Investment	2,544,186	1,757	604,564	304,797	284,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,256,076	1,866	554,345	380,619	405,568

Increase (Decrease) in Net Assets from Contract Transactions	1,099,536	(4)	700,473	(349,545)	(565,520)

Total Increase (Decrease) in Net Assets	3,355,612	1,862	1,254,818	31,074	(159,952)

Net Assets as of December 31, 2016:	$27,980,216	$22,793	$10,823,952	$3,694,259	$3,477,568

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount	Janus Aspen - Enterprise Service Shares Subaccount
Net Assets as of December 31, 2014:	$882,965	$2,186,589	$181,411	$407,212	$294,150

Investment Income:
Reinvested Dividends	26,382	63,669	—	8,675	2,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,889	28,880	2,738	5,738	4,025

Net Investment Income (Loss)	13,493	34,789	(2,738)	2,937	(1,825)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,209	65,030	1,010	28,505	31,538
Realized Gain (Loss) on Investments	15,645	47,847	1,816	8,585	10,103

Net Realized Capital Gains (Losses) on Investments	73,854	112,877	2,826	37,090	41,641
Net Change in Unrealized Appreciation (Depreciation)	(140,795)	(280,565)	5,696	(87,018)	(32,907)

Net Gain (Loss) on Investment	(66,941)	(167,688)	8,522	(49,928)	8,734
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,448)	(132,899)	5,784	(46,991)	6,909

Increase (Decrease) in Net Assets from Contract Transactions	(34,175)	(326,377)	(2,648)	(18,706)	(25,259)

Total Increase (Decrease) in Net Assets	(87,623)	(459,276)	3,136	(65,697)	(18,350)

Net Assets as of December 31, 2015:	$795,342	$1,727,313	$184,547	$341,515	$275,800

Investment Income:
Reinvested Dividends	14,463	32,806	—	257	2,019
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,323	23,966	2,643	5,048	3,903

Net Investment Income (Loss)	3,140	8,840	(2,643)	(4,791)	(1,884)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,581	29,383	16,626	100,992	21,640
Realized Gain (Loss) on Investments	26,319	(5,345)	1,282	3,679	5,632

Net Realized Capital Gains (Losses) on Investments	85,900	24,038	17,908	104,671	27,272
Net Change in Unrealized Appreciation (Depreciation)	12,513	57,724	(14,371)	(47,626)	3,390

Net Gain (Loss) on Investment	98,413	81,762	3,537	57,045	30,662
Net Increase (Decrease) in Net Assets Resulting from Operations	101,553	90,602	894	52,254	28,778

Increase (Decrease) in Net Assets from Contract Transactions	(121,268)	(134,832)	(1,456)	(17,824)	(13,685)

Total Increase (Decrease) in Net Assets	(19,715)	(44,230)	(562)	34,430	15,093

Net Assets as of December 31, 2016:	$775,627	$1,683,083	$183,985	$375,945	$290,893

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount
Net Assets as of December 31, 2014:	$436,369	$2,268	$681,481	$148,638	$7,500

Investment Income:
Reinvested Dividends	2,305	22	24,345	1,464	11
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,607	30	9,494	1,901	102

Net Investment Income (Loss)	(4,302)	(8)	14,851	(437)	(91)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	210	—	11,185	744
Realized Gain (Loss) on Investments	7,543	22	(4,080)	1,118	131

Net Realized Capital Gains (Losses) on Investments	7,543	232	(4,080)	12,303	875
Net Change in Unrealized Appreciation (Depreciation)	(19,669)	(335)	(12,605)	(17,653)	(1,267)

Net Gain (Loss) on Investment	(12,126)	(103)	(16,685)	(5,350)	(392)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,428)	(111)	(1,834)	(5,787)	(483)

Increase (Decrease) in Net Assets from Contract Transactions	(13,125)	(74)	(55,618)	—	(140)

Total Increase (Decrease) in Net Assets	(29,553)	(185)	(57,452)	(5,787)	(623)

Net Assets as of December 31, 2015:	$406,816	$2,083	$624,029	$142,851	$6,877

Investment Income:
Reinvested Dividends	3,699	19	15,180	1,288	36
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,838	29	8,121	1,912	95

Net Investment Income (Loss)	(2,139)	(10)	7,059	(624)	(59)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	289	—	7,708	564
Realized Gain (Loss) on Investments	4,630	8	(3,880)	1,086	118

Net Realized Capital Gains (Losses) on Investments	4,630	297	(3,880)	8,794	682
Net Change in Unrealized Appreciation (Depreciation)	(2,078)	56	2,863	10,746	645

Net Gain (Loss) on Investment	2,552	353	(1,017)	19,540	1,327
Net Increase (Decrease) in Net Assets Resulting from Operations	413	343	6,042	18,916	1,268

Increase (Decrease) in Net Assets from Contract Transactions	(11,668)	(70)	(105,045)	(2)	(138)

Total Increase (Decrease) in Net Assets	(11,255)	273	(99,003)	18,914	1,130

Net Assets as of December 31, 2016:	$395,561	$2,356	$525,026	$161,765	$8,007

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA AB Dynamic Allocation Initial Class Subaccount
Net Assets as of December 31, 2014:	$67,588	$2,228,226	$1,913,348	$2,041,207	$67,420

Investment Income:
Reinvested Dividends	758	—	44,168	29,359	862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	881	29,862	25,741	31,540	941

Net Investment Income (Loss)	(123)	(29,862)	18,427	(2,181)	(79)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,061	65,551	69,876	60,161	—
Realized Gain (Loss) on Investments	708	4,149	27,372	35,171	239

Net Realized Capital Gains (Losses) on Investments	3,769	69,700	97,248	95,332	239
Net Change in Unrealized Appreciation (Depreciation)	(3,938)	(102,613)	(150,921)	(151,425)	(1,149)

Net Gain (Loss) on Investment	(169)	(32,913)	(53,673)	(56,093)	(910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(292)	(62,775)	(35,246)	(58,274)	(989)

Increase (Decrease) in Net Assets from Contract Transactions	(848)	(346,005)	(83,315)	(133,821)	(586)

Total Increase (Decrease) in Net Assets	(1,140)	(408,780)	(118,561)	(192,095)	(1,575)

Net Assets as of December 31, 2015:	$66,448	$1,819,446	$1,794,787	$1,849,112	$65,845

Investment Income:
Reinvested Dividends	656	—	48,747	36,883	978
Investment Expense:
Mortality and Expense Risk and Administrative Charges	865	24,230	25,080	33,014	904

Net Investment Income (Loss)	(209)	(24,230)	23,667	3,869	74
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,328	78,224	60,179	42,758	—
Realized Gain (Loss) on Investments	694	(15,935)	24,690	17,022	935

Net Realized Capital Gains (Losses) on Investments	3,022	62,289	84,869	59,780	935
Net Change in Unrealized Appreciation (Depreciation)	3,444	78,147	20,500	28,944	(542)

Net Gain (Loss) on Investment	6,466	140,436	105,369	88,724	393
Net Increase (Decrease) in Net Assets Resulting from Operations	6,257	116,206	129,036	92,593	467

Increase (Decrease) in Net Assets from Contract Transactions	(897)	(236,623)	(99,585)	372,214	(7,428)

Total Increase (Decrease) in Net Assets	5,360	(120,417)	29,451	464,807	(6,961)

Net Assets as of December 31, 2016:	$71,808	$1,699,029	$1,824,238	$2,313,919	$58,884

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA AB Dynamic Allocation Service Class Subaccount	TA Aegon Government Money Market Initial Class Subaccount	TA Aegon Government Money Market Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount
Net Assets as of December 31, 2014:	$20,046,123	$172,527	$63,067,404	$155,404	$5,933,436

Investment Income:
Reinvested Dividends	222,696	8	2,812	8,521	379,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,296	2,291	713,284	1,696	88,931

Net Investment Income (Loss)	(88,600)	(2,283)	(710,472)	6,825	290,869
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	325,101	—	—	2,488	(38,459)

Net Realized Capital Gains (Losses) on Investments	325,101	—	—	2,488	(38,459)
Net Change in Unrealized Appreciation (Depreciation)	(665,944)	—	—	(15,750)	(608,659)

Net Gain (Loss) on Investment	(340,843)	—	—	(13,262)	(647,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,443)	(2,283)	(710,472)	(6,437)	(356,249)

Increase (Decrease) in Net Assets from Contract Transactions	1,448,269	(26,707)	(14,794,488)	(28,890)	327,552

Total Increase (Decrease) in Net Assets	1,018,826	(28,990)	(15,504,960)	(35,327)	(28,697)

Net Assets as of December 31, 2015:	$21,064,949	$143,537	$47,562,444	$120,077	$5,904,739

Investment Income:
Reinvested Dividends	265,263	9	2,299	6,073	333,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	304,121	2,162	605,563	1,209	83,077

Net Investment Income (Loss)	(38,858)	(2,153)	(603,264)	4,864	250,912
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	256,565	—	—	(1,072)	(173,616)

Net Realized Capital Gains (Losses) on Investments	256,565	—	—	(1,072)	(173,616)
Net Change in Unrealized Appreciation (Depreciation)	(132,762)	—	—	9,136	626,208

Net Gain (Loss) on Investment	123,803	—	—	8,064	452,592
Net Increase (Decrease) in Net Assets Resulting from Operations	84,945	(2,153)	(603,264)	12,928	703,504

Increase (Decrease) in Net Assets from Contract Transactions	1,139,388	(63,135)	(10,551,001)	(34,488)	32,892

Total Increase (Decrease) in Net Assets	1,224,333	(65,288)	(11,154,265)	(21,560)	736,396

Net Assets as of December 31, 2016:	$22,289,282	$78,249	$36,408,179	$98,517	$6,641,135

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount(1)	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount
Net Assets as of December 31, 2014:	$371,973	$32,526,271	$—	$59,352	$61,576,298

Investment Income:
Reinvested Dividends	7,797	622,100	—	1,326	1,298,658
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,887	626,485	38,397	696	882,150

Net Investment Income (Loss)	2,910	(4,385)	(38,397)	630	416,508
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,818	166,344	—	2,354	2,605,565
Realized Gain (Loss) on Investments	(1,060)	(319,256)	(9,098)	(1,407)	158,894

Net Realized Capital Gains (Losses) on Investments	758	(152,912)	(9,098)	947	2,764,459
Net Change in Unrealized Appreciation (Depreciation)	(7,798)	(864,897)	(38,943)	(3,042)	(5,507,058)

Net Gain (Loss) on Investment	(7,040)	(1,017,809)	(48,041)	(2,095)	(2,742,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,130)	(1,022,194)	(86,438)	(1,465)	(2,326,091)

Increase (Decrease) in Net Assets from Contract Transactions	(60,625)	39,275,442	9,405,678	(42,340)	5,174,555

Total Increase (Decrease) in Net Assets	(64,755)	38,253,248	9,319,240	(43,805)	2,848,464

Net Assets as of December 31, 2015:	$307,218	$70,779,519	$9,319,240	$15,547	$64,424,762

Investment Income:
Reinvested Dividends	2,845	360,017	106,786	321	1,109,879
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,486	1,190,019	234,222	219	845,039

Net Investment Income (Loss)	(1,641)	(830,002)	(127,436)	102	264,840
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	350	1,386,297
Realized Gain (Loss) on Investments	(5,344)	500,995	43,016	(8)	(778,203)

Net Realized Capital Gains (Losses) on Investments	(5,344)	500,995	43,016	342	608,094
Net Change in Unrealized Appreciation (Depreciation)	(629)	(443,504)	1,094,835	50	880,028

Net Gain (Loss) on Investment	(5,973)	57,491	1,137,851	392	1,488,122
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,614)	(772,511)	1,010,415	494	1,752,962

Increase (Decrease) in Net Assets from Contract Transactions	(47,625)	2,390,570	16,459,541	1	(5,612,322)

Total Increase (Decrease) in Net Assets	(55,239)	1,618,059	17,469,956	495	(3,859,360)

Net Assets as of December 31, 2016:	$251,979	$72,397,578	$26,789,196	$16,042	$60,565,402

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount
Net Assets as of December 31, 2014:	$147,420	$6,835,481	$892,285	$289,657,459	$337,554

Investment Income:
Reinvested Dividends	2,465	101,820	17,755	5,358,441	6,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,074	98,250	12,120	4,005,992	3,529

Net Investment Income (Loss)	391	3,570	5,635	1,352,449	2,533
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	30,026	10,168,098	4,523
Realized Gain (Loss) on Investments	481	219,548	6,914	3,049,283	6,401

Net Realized Capital Gains (Losses) on Investments	481	219,548	36,940	13,217,381	10,924
Net Change in Unrealized Appreciation (Depreciation)	(5,677)	(519,081)	(73,259)	(25,805,067)	(23,222)

Net Gain (Loss) on Investment	(5,196)	(299,533)	(36,319)	(12,587,686)	(12,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,805)	(295,963)	(30,684)	(11,235,237)	(9,765)

Increase (Decrease) in Net Assets from Contract Transactions	(1,158)	248,295	(54,588)	1,176,969	(65,800)

Total Increase (Decrease) in Net Assets	(5,963)	(47,668)	(85,272)	(10,058,268)	(75,565)

Net Assets as of December 31, 2015:	$141,457	$6,787,813	$807,013	$279,599,191	$261,989

Investment Income:
Reinvested Dividends	1,190	133,450	19,510	5,408,591	7,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,307	94,824	11,632	3,789,249	4,686

Net Investment Income (Loss)	(117)	38,626	7,878	1,619,342	2,933
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	22,232	7,018,580	20,492
Realized Gain (Loss) on Investments	12,019	86,077	1,311	752,718	14

Net Realized Capital Gains (Losses) on Investments	12,019	86,077	23,543	7,771,298	20,506
Net Change in Unrealized Appreciation (Depreciation)	(7,958)	101,098	1,356	989,617	3,429

Net Gain (Loss) on Investment	4,061	187,175	24,899	8,760,915	23,935
Net Increase (Decrease) in Net Assets Resulting from Operations	3,944	225,801	32,777	10,380,257	26,868

Increase (Decrease) in Net Assets from Contract Transactions	(90,035)	531,533	63,889	(8,210,994)	98,322

Total Increase (Decrease) in Net Assets	(86,091)	757,334	96,666	2,169,263	125,190

Net Assets as of December 31, 2016:	$55,366	$7,545,147	$903,679	$281,768,454	$387,179

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount(1)	TA BlackRock Global Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$151,210,658	$3,844,650	$6,012,268	$—	$56,800,395

Investment Income:
Reinvested Dividends	3,125,731	66,656	117,973	—	987,881
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,245,913	48,083	111,423	—	804,374

Net Investment Income (Loss)	879,818	18,573	6,550	—	183,507
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,633,946	—	—	—	5,079,584
Realized Gain (Loss) on Investments	3,694,017	162,592	162,416	—	26,781

Net Realized Capital Gains (Losses) on Investments	6,327,963	162,592	162,416	—	5,106,365
Net Change in Unrealized Appreciation (Depreciation)	(13,540,534)	(356,685)	(653,357)	—	(6,852,441)

Net Gain (Loss) on Investment	(7,212,571)	(194,093)	(490,941)	—	(1,746,076)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,332,753)	(175,520)	(484,391)	—	(1,562,569)

Increase (Decrease) in Net Assets from Contract Transactions	8,526,000	(399,062)	6,953,163	—	1,143,502

Total Increase (Decrease) in Net Assets	2,193,247	(574,582)	6,468,772	—	(419,067)

Net Assets as of December 31, 2015:	$153,403,905	$3,270,068	$12,481,040	$—	$56,381,328

Investment Income:
Reinvested Dividends	2,768,033	61,862	327,465	—	224,629
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,204,955	40,951	219,242	2,810	817,031

Net Investment Income (Loss)	563,078	20,911	108,223	(2,810)	(592,402)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,580,519	—	—	—	347,991
Realized Gain (Loss) on Investments	1,729,850	228,128	249,583	(248)	(606,240)

Net Realized Capital Gains (Losses) on Investments	10,310,369	228,128	249,583	(248)	(258,249)
Net Change in Unrealized Appreciation (Depreciation)	(3,625,948)	126,672	1,509,558	16,689	2,756,356

Net Gain (Loss) on Investment	6,684,421	354,800	1,759,141	16,441	2,498,107
Net Increase (Decrease) in Net Assets Resulting from Operations	7,247,499	375,711	1,867,364	13,631	1,905,705

Increase (Decrease) in Net Assets from Contract Transactions	1,705,525	(613,102)	5,214,936	1,112,817	3,768,486

Total Increase (Decrease) in Net Assets	8,953,024	(237,391)	7,082,300	1,126,448	5,674,191

Net Assets as of December 31, 2016:	$162,356,929	$3,032,677	$19,563,340	$1,126,448	$62,055,519

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount(1)	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount(1)	TA BlackRock Smart Beta 50 Service Class Subaccount(1)	TA BlackRock Smart Beta 75 Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$87,586,850

Investment Income:
Reinvested Dividends	—	—	—	—	1,659,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,832	22,772	—	—	1,319,899

Net Investment Income (Loss)	(15,832)	(22,772)	—	—	339,546
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	4,710,084
Realized Gain (Loss) on Investments	(8,185)	(6,479)	—	—	638,820

Net Realized Capital Gains (Losses) on Investments	(8,185)	(6,479)	—	—	5,348,904
Net Change in Unrealized Appreciation (Depreciation)	(108,655)	(207,978)	—	—	(7,295,947)

Net Gain (Loss) on Investment	(116,840)	(214,457)	—	—	(1,947,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	(132,672)	(237,229)	—	—	(1,607,497)

Increase (Decrease) in Net Assets from Contract Transactions	3,426,770	4,782,538	—	—	8,404,231

Total Increase (Decrease) in Net Assets	3,294,098	4,545,309	—	—	6,796,734

Net Assets as of December 31, 2015:	$3,294,098	$4,545,309	$—	$—	$94,383,584

Investment Income:
Reinvested Dividends	123,821	140,635	—	—	2,269,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,706	81,493	10,512	6,230	1,371,126

Net Investment Income (Loss)	40,115	59,142	(10,512)	(6,230)	897,948
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	412,737	394,030	—	—	3,301,868
Realized Gain (Loss) on Investments	(94,426)	(152,193)	(927)	31	112,430

Net Realized Capital Gains (Losses) on Investments	318,311	241,837	(927)	31	3,414,298
Net Change in Unrealized Appreciation (Depreciation)	(355,670)	(341,501)	(13,804)	5,799	(964,853)

Net Gain (Loss) on Investment	(37,359)	(99,664)	(14,731)	5,830	2,449,445
Net Increase (Decrease) in Net Assets Resulting from Operations	2,756	(40,522)	(25,243)	(400)	3,347,393

Increase (Decrease) in Net Assets from Contract Transactions	3,906,565	2,810,895	3,542,049	834,226	2,826,438

Total Increase (Decrease) in Net Assets	3,909,321	2,770,373	3,516,806	833,826	6,173,831

Net Assets as of December 31, 2016:	$7,203,419	$7,315,682	$3,516,806	$833,826	$100,557,415

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount
Net Assets as of December 31, 2014:	$38,903	$5,463,539	$35,391,209	$35,378,527	$41,630

Investment Income:
Reinvested Dividends	1,059	249,927	756,047	362,586	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	431	91,559	604,194	622,207	601

Net Investment Income (Loss)	628	158,368	151,853	(259,621)	(601)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,108,051	7,107
Realized Gain (Loss) on Investments	(1,905)	116,885	440,491	541,617	1,728

Net Realized Capital Gains (Losses) on Investments	(1,905)	116,885	440,491	1,649,668	8,835
Net Change in Unrealized Appreciation (Depreciation)	709	(467,508)	(2,350,691)	(2,054,308)	(11,330)

Net Gain (Loss) on Investment	(1,196)	(350,623)	(1,910,200)	(404,640)	(2,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	(568)	(192,255)	(1,758,347)	(664,261)	(3,096)

Increase (Decrease) in Net Assets from Contract Transactions	(15,002)	557,911	9,461,489	16,002,515	(5,089)

Total Increase (Decrease) in Net Assets	(15,570)	365,656	7,703,142	15,338,254	(8,185)

Net Assets as of December 31, 2015:	$23,333	$5,829,195	$43,094,351	$50,716,781	$33,445

Investment Income:
Reinvested Dividends	418	83,047	800,130	631,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	328	88,308	610,021	817,992	573

Net Investment Income (Loss)	90	(5,261)	190,109	(186,457)	(573)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	524,526	3,921
Realized Gain (Loss) on Investments	(267)	(64)	(67,381)	621,735	20

Net Realized Capital Gains (Losses) on Investments	(267)	(64)	(67,381)	1,146,261	3,941
Net Change in Unrealized Appreciation (Depreciation)	(19)	(104,434)	(267,183)	836,656	(4,655)

Net Gain (Loss) on Investment	(286)	(104,498)	(334,564)	1,982,917	(714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(196)	(109,759)	(144,455)	1,796,460	(1,287)

Increase (Decrease) in Net Assets from Contract Transactions	(1,100)	2,018	(1,450,692)	14,170,752	15,722

Total Increase (Decrease) in Net Assets	(1,296)	(107,741)	(1,595,147)	15,967,212	14,435

Net Assets as of December 31, 2016:	$22,037	$5,721,454	$41,499,204	$66,683,993	$47,880

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of December 31, 2014:	$4,158,692	$2,074,564	$12,818,115	$15,198,187	$655,455

Investment Income:
Reinvested Dividends	—	—	—	345,165	6,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,885	28,346	220,779	267,775	8,538

Net Investment Income (Loss)	(60,885)	(28,346)	(220,779)	77,390	(2,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	641,643	156,944	1,131,981	—	46,368
Realized Gain (Loss) on Investments	(84,275)	109,625	273,093	2,690	27,292

Net Realized Capital Gains (Losses) on Investments	557,368	266,569	1,405,074	2,690	73,660
Net Change in Unrealized Appreciation (Depreciation)	(779,835)	(46,998)	4,960	(323,994)	(79,783)

Net Gain (Loss) on Investment	(222,467)	219,571	1,410,034	(321,304)	(6,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(283,352)	191,225	1,189,255	(243,914)	(8,405)

Increase (Decrease) in Net Assets from Contract Transactions	(53,433)	(264,192)	4,655,615	5,158,300	(13,001)

Total Increase (Decrease) in Net Assets	(336,785)	(72,967)	5,844,870	4,914,386	(21,406)

Net Assets as of December 31, 2015:	$3,821,907	$2,001,597	$18,662,985	$20,112,573	$634,049

Investment Income:
Reinvested Dividends	—	—	—	472,747	2,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,185	22,059	242,561	356,405	7,906

Net Investment Income (Loss)	(50,185)	(22,059)	(242,561)	116,342	(5,482)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	333,048	257,979	2,645,528	—	13,251
Realized Gain (Loss) on Investments	(282,403)	124,710	238,186	58,434	29,316

Net Realized Capital Gains (Losses) on Investments	50,645	382,689	2,883,714	58,434	42,567
Net Change in Unrealized Appreciation (Depreciation)	(149,818)	(447,554)	(3,346,286)	(225,767)	23,374

Net Gain (Loss) on Investment	(99,173)	(64,865)	(462,572)	(167,333)	65,941
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,358)	(86,924)	(705,133)	(50,991)	60,459

Increase (Decrease) in Net Assets from Contract Transactions	(110,398)	(492,403)	(1,802,023)	7,609,613	(83,649)

Total Increase (Decrease) in Net Assets	(259,756)	(579,327)	(2,507,156)	7,558,622	(23,190)

Net Assets as of December 31, 2016:	$3,562,151	$1,422,270	$16,155,829	$27,671,195	$610,859

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

Investment Income:
Reinvested Dividends	16,741	158,916	704,189	703,135	402,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,674	329,397	856,170	1,028,431	810,857

Net Investment Income (Loss)	(17,933)	(170,481)	(151,981)	(325,296)	(408,706)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,773	1,424,195	—	—	—
Realized Gain (Loss) on Investments	37,560	410,750	375,437	548,329	494,733

Net Realized Capital Gains (Losses) on Investments	186,333	1,834,945	375,437	548,329	494,733
Net Change in Unrealized Appreciation (Depreciation)	(209,675)	(2,743,920)	(1,498,341)	(3,269,466)	(3,082,378)

Net Gain (Loss) on Investment	(23,342)	(908,975)	(1,122,904)	(2,721,137)	(2,587,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,275)	(1,079,456)	(1,274,885)	(3,046,433)	(2,996,351)

Increase (Decrease) in Net Assets from Contract Transactions	(79,190)	1,435,904	20,590,178	39,248,630	28,039,568

Total Increase (Decrease) in Net Assets	(120,465)	356,448	19,315,293	36,202,197	25,043,217

Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

Investment Income:
Reinvested Dividends	3,275	413,614	907,207	1,092,043	657,965
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,417	336,001	1,055,680	1,323,962	917,345

Net Investment Income (Loss)	(29,142)	77,613	(148,473)	(231,919)	(259,380)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,134	3,459,483	—	2,143,253	1,208,606
Realized Gain (Loss) on Investments	(61,974)	(11,832)	607,905	780,360	180,464

Net Realized Capital Gains (Losses) on Investments	(20,840)	3,447,651	607,905	2,923,613	1,389,070
Net Change in Unrealized Appreciation (Depreciation)	208,563	(1,084,278)	1,526,683	(4,675,958)	(2,634,950)

Net Gain (Loss) on Investment	187,723	2,363,373	2,134,588	(1,752,345)	(1,245,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,581	2,440,986	1,986,115	(1,984,264)	(1,505,260)

Increase (Decrease) in Net Assets from Contract Transactions	2,282,556	3,010,182	11,372,524	4,988,286	(2,400,133)

Total Increase (Decrease) in Net Assets	2,441,137	5,451,168	13,358,639	3,004,022	(3,905,393)

Net Assets as of December 31, 2016:	$4,419,905	$26,255,068	$83,825,181	$96,492,892	$62,664,292

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount
Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$27,861,249	$67,563

Investment Income:
Reinvested Dividends	5,242,969	1,246,724	5,073,662	—	1,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,405,020	1,108,435	4,752,037	429,582	1,043

Net Investment Income (Loss)	(162,051)	138,289	321,625	(429,582)	159
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,508,025	3,644,996	29,622,051	1,125,205	—
Realized Gain (Loss) on Investments	1,181,642	354,232	(1,285,033)	219,996	426

Net Realized Capital Gains (Losses) on Investments	17,689,667	3,999,228	28,337,018	1,345,201	426
Net Change in Unrealized Appreciation (Depreciation)	(31,326,611)	(5,916,693)	(46,304,125)	(2,382,994)	(1,785)

Net Gain (Loss) on Investment	(13,636,944)	(1,917,465)	(17,967,107)	(1,037,793)	(1,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,798,995)	(1,779,176)	(17,645,482)	(1,467,375)	(1,200)

Increase (Decrease) in Net Assets from Contract Transactions	103,681,501	9,958,437	30,033,950	4,870,338	6,419

Total Increase (Decrease) in Net Assets	89,882,506	8,179,261	12,388,468	3,402,963	5,219

Net Assets as of December 31, 2015:	$432,034,799	$86,100,597	$339,220,776	$31,264,212	$72,782

Investment Income:
Reinvested Dividends	7,211,461	1,460,997	5,762,053	53,545	987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,792,729	1,197,305	4,738,438	455,775	890

Net Investment Income (Loss)	1,418,732	263,692	1,023,615	(402,230)	97
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,538,812	817,693	—	486,666	494
Realized Gain (Loss) on Investments	(879,475)	(288,710)	(6,911,530)	327,435	874

Net Realized Capital Gains (Losses) on Investments	2,659,337	528,983	(6,911,530)	814,101	1,368
Net Change in Unrealized Appreciation (Depreciation)	6,123,019	1,498,255	17,091,208	418,432	(2,376)

Net Gain (Loss) on Investment	8,782,356	2,027,238	10,179,678	1,232,533	(1,008)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,201,088	2,290,930	11,203,293	830,303	(911)

Increase (Decrease) in Net Assets from Contract Transactions	(3,939,415)	(25,039)	3,928,398	2,045,765	(10,035)

Total Increase (Decrease) in Net Assets	6,261,673	2,265,891	15,131,691	2,876,068	(10,946)

Net Assets as of December 31, 2016:	$438,296,472	$88,366,488	$354,352,467	$34,140,280	$61,836

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount	TA Multi- Managed Balanced Service Class Subaccount
Net Assets as of December 31, 2014:	$3,695,090	$70,381	$1,461,885	$50,777	$10,150,180

Investment Income:
Reinvested Dividends	70,908	—	—	698	133,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,190	1,102	29,065	706	153,348

Net Investment Income (Loss)	(13,282)	(1,102)	(29,065)	(8)	(20,325)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,473	185,828	2,438	540,316
Realized Gain (Loss) on Investments	20,254	11,108	121,802	86	90,446

Net Realized Capital Gains (Losses) on Investments	20,254	17,581	307,630	2,524	630,762
Net Change in Unrealized Appreciation (Depreciation)	(388,580)	(9,338)	(154,884)	(3,110)	(803,048)

Net Gain (Loss) on Investment	(368,326)	8,243	152,746	(586)	(172,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,608)	7,141	123,681	(594)	(192,611)

Increase (Decrease) in Net Assets from Contract Transactions	9,075,134	3,523	594,807	1	3,638,762

Total Increase (Decrease) in Net Assets	8,693,526	10,664	718,488	(593)	3,446,151

Net Assets as of December 31, 2015:	$12,388,616	$81,045	$2,180,373	$50,184	$13,596,331

Investment Income:
Reinvested Dividends	168,827	—	—	756	401,542
Investment Expense:
Mortality and Expense Risk and Administrative Charges	187,110	975	32,390	886	531,979

Net Investment Income (Loss)	(18,283)	(975)	(32,390)	(130)	(130,437)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	98,441	9,580	330,356	2,561	1,562,177
Realized Gain (Loss) on Investments	(224,369)	4,833	(67,197)	4,277	30,169

Net Realized Capital Gains (Losses) on Investments	(125,928)	14,413	263,159	6,838	1,592,346
Net Change in Unrealized Appreciation (Depreciation)	(74,650)	(17,533)	(359,825)	(2,860)	1,158,320

Net Gain (Loss) on Investment	(200,578)	(3,120)	(96,666)	3,978	2,750,666
Net Increase (Decrease) in Net Assets Resulting from Operations	(218,861)	(4,095)	(129,056)	3,848	2,620,229

Increase (Decrease) in Net Assets from Contract Transactions	1,175,645	(13,251)	1,658,408	(26,257)	67,189,083

Total Increase (Decrease) in Net Assets	956,784	(17,346)	1,529,352	(22,409)	69,809,312

Net Assets as of December 31, 2016:	$13,345,400	$63,699	$3,709,725	$27,775	$83,405,643

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi- Manager Alternative Strategies Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount
Net Assets as of December 31, 2014:	$30,031	$30,107,695	$10,002,783	$15,981,612	$390,765

Investment Income:
Reinvested Dividends	288	—	47,589	—	8,480
Investment Expense:
Mortality and Expense Risk and Administrative Charges	761	443,100	209,552	300,406	4,413

Net Investment Income (Loss)	(473)	(443,100)	(161,963)	(300,406)	4,067
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	651	1,109,594	380,861	517,123	8,040
Realized Gain (Loss) on Investments	30	140,862	34,919	146,428	1,860

Net Realized Capital Gains (Losses) on Investments	681	1,250,456	415,780	663,551	9,900
Net Change in Unrealized Appreciation (Depreciation)	(7,298)	(2,142,538)	(910,472)	(1,625,569)	(14,905)

Net Gain (Loss) on Investment	(6,617)	(892,082)	(494,692)	(962,018)	(5,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,090)	(1,335,182)	(656,655)	(1,262,424)	(938)

Increase (Decrease) in Net Assets from Contract Transactions	113,473	3,608,785	7,144,462	13,767,540	(97,419)

Total Increase (Decrease) in Net Assets	106,383	2,273,603	6,487,807	12,505,116	(98,357)

Net Assets as of December 31, 2015:	$136,414	$32,381,298	$16,490,590	$28,486,728	$292,408

Investment Income:
Reinvested Dividends	4,882	101,856	88,757	—	11,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,848	481,795	271,697	399,321	4,909

Net Investment Income (Loss)	3,034	(379,939)	(182,940)	(399,321)	6,641
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	383
Realized Gain (Loss) on Investments	(380)	220,864	115,584	(6,331)	(9,219)

Net Realized Capital Gains (Losses) on Investments	(380)	220,864	115,584	(6,331)	(8,836)
Net Change in Unrealized Appreciation (Depreciation)	(869)	1,522,052	617,626	1,482,806	2,041

Net Gain (Loss) on Investment	(1,249)	1,742,916	733,210	1,476,475	(6,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,785	1,362,977	550,270	1,077,154	(154)

Increase (Decrease) in Net Assets from Contract Transactions	73,860	3,774,489	7,053,964	973,395	(12,519)

Total Increase (Decrease) in Net Assets	75,645	5,137,466	7,604,234	2,050,549	(12,673)

Net Assets as of December 31, 2016:	$212,059	$37,518,764	$24,094,824	$30,537,277	$279,735

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount
Net Assets as of December 31, 2014:	$68,015,822	$14,671,181	$390,086	$24,423,931

Investment Income:
Reinvested Dividends	1,871,781	186,170	—	262,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,019,279	214,568	9,282	349,065

Net Investment Income (Loss)	852,502	(28,398)	(9,282)	(86,865)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,953,000	—	—	759,205
Realized Gain (Loss) on Investments	(315,564)	(224,681)	(138,423)	18,240

Net Realized Capital Gains (Losses) on Investments	1,637,436	(224,681)	(138,423)	777,445
Net Change in Unrealized Appreciation (Depreciation)	(3,216,589)	(391,511)	(32,361)	(1,694,777)

Net Gain (Loss) on Investment	(1,579,153)	(616,192)	(170,784)	(917,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(726,651)	(644,590)	(180,066)	(1,004,197)

Increase (Decrease) in Net Assets from Contract Transactions	4,139,297	33,602	912,242	3,190,370

Total Increase (Decrease) in Net Assets	3,412,646	(610,988)	732,176	2,186,173

Net Assets as of December 31, 2015:	$71,428,468	$14,060,193	$1,122,262	$26,610,104

Investment Income:
Reinvested Dividends	1,645,596	86,131	—	331,133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,048,236	207,241	21,978	342,821

Net Investment Income (Loss)	597,360	(121,110)	(21,978)	(11,688)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	60,752	—	—	—
Realized Gain (Loss) on Investments	(500,165)	(193,944)	(400,055)	(229,674)

Net Realized Capital Gains (Losses) on Investments	(439,413)	(193,944)	(400,055)	(229,674)
Net Change in Unrealized Appreciation (Depreciation)	498,413	633,805	(199,203)	558,788

Net Gain (Loss) on Investment	59,000	439,861	(599,258)	329,114
Net Increase (Decrease) in Net Assets Resulting from Operations	656,360	318,751	(621,236)	317,426

Increase (Decrease) in Net Assets from Contract Transactions	4,784,997	222,177	638,141	(1,801,761)

Total Increase (Decrease) in Net Assets	5,441,357	540,928	16,905	(1,484,335)

Net Assets as of December 31, 2016:	$76,869,825	$14,601,121	$1,139,167	$25,125,769

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/ Mid Cap Value Service Class Subaccount
Net Assets as of December 31, 2014:	$95,420,430	$55,073,814	$3,330,797	$7,605,510

Investment Income:
Reinvested Dividends	963,792	604,444	34,066	68,366
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,323,822	821,203	44,361	125,297

Net Investment Income (Loss)	(360,030)	(216,759)	(10,295)	(56,931)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,995,594	3,512,625	388,756	1,026,065
Realized Gain (Loss) on Investments	180,982	(28,979)	52,290	(9,861)

Net Realized Capital Gains (Losses) on Investments	4,176,576	3,483,646	441,046	1,016,204
Net Change in Unrealized Appreciation (Depreciation)	(9,502,327)	(8,264,566)	(552,808)	(1,336,696)

Net Gain (Loss) on Investment	(5,325,751)	(4,780,920)	(111,762)	(320,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,685,781)	(4,997,679)	(122,057)	(377,423)

Increase (Decrease) in Net Assets from Contract Transactions	5,672,293	8,548,338	(142,395)	922,540

Total Increase (Decrease) in Net Assets	(13,488)	3,550,659	(264,452)	545,117

Net Assets as of December 31, 2015:	$95,406,942	$58,624,473	$3,066,345	$8,150,627

Investment Income:
Reinvested Dividends	1,123,193	589,802	22,283	47,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,231,852	771,126	38,764	127,944

Net Investment Income (Loss)	(108,659)	(181,324)	(16,481)	(80,406)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	287,276	916,696
Realized Gain (Loss) on Investments	(507,757)	(1,083,059)	37,215	(132,052)

Net Realized Capital Gains (Losses) on Investments	(507,757)	(1,083,059)	324,491	784,644
Net Change in Unrealized Appreciation (Depreciation)	1,428,343	1,559,006	229,133	904,386

Net Gain (Loss) on Investment	920,586	475,947	553,624	1,689,030
Net Increase (Decrease) in Net Assets Resulting from Operations	811,927	294,623	537,143	1,608,624

Increase (Decrease) in Net Assets from Contract Transactions	(6,889,291)	(5,907,303)	(393,988)	582,452

Total Increase (Decrease) in Net Assets	(6,077,364)	(5,612,680)	143,155	2,191,076

Net Assets as of December 31, 2016:	$89,329,578	$53,011,793	$3,209,500	$10,341,703

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount
Net Assets as of December 31, 2014:	$295,834	$22,421,531	$1,765,697	$9,918,986	$886,720

Investment Income:
Reinvested Dividends	—	—	9,558	32,967	25,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,955	381,615	24,397	143,513	11,996

Net Investment Income (Loss)	(2,955)	(381,615)	(14,839)	(110,546)	13,699
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,734	2,059,022	331,707	1,986,456	—
Realized Gain (Loss) on Investments	86,107	564,748	19,966	(682,330)	14,572

Net Realized Capital Gains (Losses) on Investments	106,841	2,623,770	351,673	1,304,126	14,572
Net Change in Unrealized Appreciation (Depreciation)	(92,386)	(2,341,892)	(386,371)	(1,370,305)	(23,798)

Net Gain (Loss) on Investment	14,455	281,878	(34,698)	(66,179)	(9,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,500	(99,737)	(49,537)	(176,725)	4,473

Increase (Decrease) in Net Assets from Contract Transactions	(45,833)	2,523,075	(69,038)	(7,201,223)	(113,256)

Total Increase (Decrease) in Net Assets	(34,333)	2,423,338	(118,575)	(7,377,948)	(108,783)

Net Assets as of December 31, 2015:	$261,501	$24,844,869	$1,647,122	$2,541,038	$777,937

Investment Income:
Reinvested Dividends	—	—	6,633	3,373	18,220
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,443	376,774	19,844	36,767	9,494

Net Investment Income (Loss)	(2,443)	(376,774)	(13,211)	(33,394)	8,726
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,403	3,213,477	—	—	—
Realized Gain (Loss) on Investments	10,683	(47,350)	21,734	(62,187)	1,910

Net Realized Capital Gains (Losses) on Investments	41,086	3,166,127	21,734	(62,187)	1,910
Net Change in Unrealized Appreciation (Depreciation)	(14,696)	(711,060)	48,049	202,301	(16,702)

Net Gain (Loss) on Investment	26,390	2,455,067	69,783	140,114	(14,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,947	2,078,293	56,572	106,720	(6,066)

Increase (Decrease) in Net Assets from Contract Transactions	(20,049)	2,832,618	(317,163)	(39,574)	(99,519)

Total Increase (Decrease) in Net Assets	3,898	4,910,911	(260,591)	67,146	(105,585)

Net Assets as of December 31, 2016:	$265,399	$29,755,780	$1,386,531	$2,608,184	$672,352

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount
Net Assets as of December 31, 2014:	$1,710,204	$3,041,752	$2,909,622	$—	$—

Investment Income:
Reinvested Dividends	77,075	21,298	22,030	11,878	8,285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,627	41,476	76,783	5,288	3,284

Net Investment Income (Loss)	39,448	(20,178)	(54,753)	6,590	5,001
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	934,412	1,389,040	21,752	6,805
Realized Gain (Loss) on Investments	6,672	109,223	(116,223)	(52)	(15)

Net Realized Capital Gains (Losses) on Investments	6,672	1,043,635	1,272,817	21,700	6,790
Net Change in Unrealized Appreciation (Depreciation)	(129,310)	(857,486)	(1,246,748)	(11,920)	(23,787)

Net Gain (Loss) on Investment	(122,638)	186,149	26,069	9,780	(16,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,190)	165,971	(28,684)	16,370	(11,996)

Increase (Decrease) in Net Assets from Contract Transactions	832,637	(392,785)	11,471,852	707,208	442,005

Total Increase (Decrease) in Net Assets	749,447	(226,814)	11,443,168	723,578	430,009

Net Assets as of December 31, 2015:	$2,459,651	$2,814,938	$14,352,790	$723,578	$430,009

Investment Income:
Reinvested Dividends	59,099	10,349	25,803	16,490	6,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,241	36,025	220,998	5,950	3,423

Net Investment Income (Loss)	23,858	(25,676)	(195,195)	10,540	2,648
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	106,934	629,873	13,470	7,068
Realized Gain (Loss) on Investments	(36,253)	(26,895)	(324,314)	(102)	(287)

Net Realized Capital Gains (Losses) on Investments	(36,253)	80,039	305,559	13,368	6,781
Net Change in Unrealized Appreciation (Depreciation)	(22,227)	(27,337)	82,834	55,124	(4,371)

Net Gain (Loss) on Investment	(58,480)	52,702	388,393	68,492	2,410
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,622)	27,026	193,198	79,032	5,058

Increase (Decrease) in Net Assets from Contract Transactions	80,015	(335,142)	1,603,254	—	22,002

Total Increase (Decrease) in Net Assets	45,393	(308,116)	1,796,452	79,032	27,060

Net Assets as of December 31, 2016:	$2,505,044	$2,506,822	$16,149,242	$802,610	$457,069

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	7,785	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	2,524	—

Net Investment Income (Loss)	—	—	—	5,261	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,460	—
Realized Gain (Loss) on Investments	—	—	—	(99)	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	1,361	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(15,721)	—

Net Gain (Loss) on Investment	—	—	—	(14,360)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(9,099)	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	353,604	—

Total Increase (Decrease) in Net Assets	—	—	—	344,505	—

Net Assets as of December 31, 2015:	$—	$—	$—	$344,505	$—

Investment Income:
Reinvested Dividends	—	—	—	8,081	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	2,838	—

Net Investment Income (Loss)	—	—	—	5,243	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	963	—
Realized Gain (Loss) on Investments	—	—	—	(87)	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	876	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(411)	—

Net Gain (Loss) on Investment	—	—	—	465	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	5,708	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	(1)	—

Total Increase (Decrease) in Net Assets	—	—	—	5,707	—

Net Assets as of December 31, 2016:	$—	$—	$—	$350,212	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2015:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2016:	$—	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount	Inception Date
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
State Street Total Return V.I.S. Class 3 Shares	GE Investments Total Return Class 3 Shares
TA Aegon Government Money Market Initial Class	TA Aegon Money Market Initial Class
TA Aegon Government Money Market Service Class	TA Aegon Money Market Service Class
TA Janus Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Initial Class
TA Janus Mid-Cap Growth Service Class	TA Morgan Stanley Mid-Cap Growth Service Class
TA Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Initial Class
TA Small/Mid Cap Value Service Class	TA Systematic Small/Mid Cap Value Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA Janus Mid-Cap Growth Initial Class	TA Voya Mid Cap Opportunities Service Class
TA JPMorgan Core Bond Service Class	TA Voya Limited Maturity Bond Service Class

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$1,043,558	$1,191,761
AB Growth and Income Class B Shares	4,332,990	1,485,432
AB Large Cap Growth Class B Shares	53,540	31,773
American Funds - Asset Allocation Class 2 Shares	15,292,253	3,629,797
American Funds - Bond Class 2 Shares	6,488,499	3,331,707
American Funds - Growth Class 2 Shares	12,727,100	6,784,985
American Funds - Growth-Income Class 2 Shares	8,979,875	4,055,655
American Funds - International Class 2 Shares	4,147,359	2,199,319
Fidelity® VIP Balanced Service Class 2	4,933,424	5,462,190
Fidelity® VIP Contrafund® Initial Class	21,319	22,568
Fidelity® VIP Contrafund® Service Class 2	11,500,625	7,307,421
Fidelity® VIP Equity-Income Service Class 2	74,686	168,286
Fidelity® VIP Growth Service Class 2	77,139	50,687
Fidelity® VIP Growth Opportunities Service Class 2	36	88
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	7,817,464	5,550,772
Fidelity® VIP Value Strategies Initial Class	245	141
Fidelity® VIP Value Strategies Service Class 2	3,496,451	2,846,192
Franklin Founding Funds Allocation Class 4 Shares	346,196	502,561
Franklin Income Class 2 Shares	189,315	633,446
Franklin Mutual Shares Class 2 Shares	74,045	132,594
Franklin Templeton Foreign Class 2 Shares	62,311	158,919
Invesco V.I. American Franchise Series II Shares	16,626	4,099
Invesco V.I. Value Opportunities Series II Shares	101,249	22,875
Janus Aspen - Enterprise Service Shares	23,659	17,586
Janus Aspen - Global Research Service Shares	3,699	17,506
Janus Aspen - Perkins Mid Cap Value Service Shares	308	99
JPMorgan Insurance Trust Core Bond Class 1 Shares	15,180	113,165
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,995	1,912
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	601	234
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,984	1,763
MFS® New Discovery Service Class	111,107	293,736
MFS® Total Return Service Class	111,858	127,590
State Street Total Return V.I.S. Class 3 Shares	755,250	336,411
TA AB Dynamic Allocation Initial Class	1,289	8,643
TA AB Dynamic Allocation Service Class	4,947,773	3,847,232

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Government Money Market Initial Class	$207,881	$273,169
TA Aegon Government Money Market Service Class	63,348,239	74,502,494
TA Aegon High Yield Bond Initial Class	6,113	35,736
TA Aegon High Yield Bond Service Class	1,999,747	1,715,942
TA Aegon U.S. Government Securities Initial Class	235,276	284,542
TA Aegon U.S. Government Securities Service Class	60,828,126	59,267,570
TA American Funds Managed Risk - Balanced Service Class	19,789,791	3,457,692
TA Asset Allocation - Conservative Initial Class	672	219
TA Asset Allocation - Conservative Service Class	10,474,006	14,435,158
TA Asset Allocation - Growth Initial Class	1,190	91,342
TA Asset Allocation - Growth Service Class	1,944,185	1,374,025
TA Asset Allocation - Moderate Initial Class	130,638	36,638
TA Asset Allocation - Moderate Service Class	32,871,251	32,444,244
TA Asset Allocation - Moderate Growth Initial Class	126,888	5,140
TA Asset Allocation - Moderate Growth Service Class	31,035,031	20,185,970
TA Barrow Hanley Dividend Focused Initial Class	73,150	665,353
TA Barrow Hanley Dividend Focused Service Class	7,468,503	2,145,347
TA BlackRock Equity Smart Beta 100 Service Class	1,136,517	26,510
TA BlackRock Global Allocation Service Class	15,015,954	11,491,950
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,797,949	2,438,532
TA BlackRock Global Allocation Managed Risk - Growth Service Class	4,260,980	996,908
TA BlackRock Smart Beta 50 Service Class	3,659,688	128,150
TA BlackRock Smart Beta 75 Service Class	835,427	7,431
TA BlackRock Tactical Allocation Service Class	16,481,659	9,455,467
TA Clarion Global Real Estate Securities Initial Class	418	1,429
TA Clarion Global Real Estate Securities Service Class	1,218,539	1,221,781
TA International Moderate Growth Service Class	6,030,572	7,291,113
TA Janus Balanced Service Class	24,101,718	9,592,835
TA Janus Mid-Cap Growth Initial Class	21,614	2,544
TA Janus Mid-Cap Growth Service Class	1,255,876	1,083,409
TA Jennison Growth Initial Class	303,417	559,903
TA Jennison Growth Service Class	6,845,082	6,244,141
TA JPMorgan Core Bond Service Class	11,371,400	3,645,432
TA JPMorgan Enhanced Index Initial Class	35,677	111,557
TA JPMorgan Enhanced Index Service Class	3,030,204	735,656
TA JPMorgan Mid Cap Value Service Class	11,673,862	5,126,590

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$18,374,568	$7,150,509
TA Legg Mason Dynamic Allocation - Balanced Service Class	21,316,256	14,416,652
TA Legg Mason Dynamic Allocation - Growth Service Class	12,001,579	13,452,471
TA Managed Risk - Balanced ETF Service Class	52,615,765	51,597,363
TA Managed Risk - Conservative ETF Service Class	19,885,506	18,829,174
TA Managed Risk - Growth ETF Service Class	54,471,523	49,519,364
TA Market Participation Strategy Service Class	7,210,970	5,080,785
TA MFS International Equity Initial Class	6,962	16,405
TA MFS International Equity Service Class	3,603,527	2,347,699
TA Morgan Stanley Capital Growth Initial Class	31,230	35,876
TA Morgan Stanley Capital Growth Service Class	2,918,611	962,238
TA Multi-Managed Balanced Initial Class	29,565	53,391
TA Multi-Managed Balanced Service Class	72,357,200	3,736,377
TA Multi-Manager Alternative Strategies Service Class	84,618	7,725
TA PIMCO Tactical - Balanced Service Class	7,433,078	4,038,499
TA PIMCO Tactical - Conservative Service Class	10,632,596	3,761,575
TA PIMCO Tactical - Growth Service Class	7,414,380	6,840,310
TA PIMCO Total Return Initial Class	220,382	225,878
TA PIMCO Total Return Service Class	16,732,279	11,289,156
TA PineBridge Inflation Opportunities Service Class	2,306,361	2,205,300
TA ProFunds UltraBear Service Class (OAM)	2,435,126	1,818,991
TA QS Investors Active Asset Allocation - Conservative Service Class	3,658,238	5,471,683
TA QS Investors Active Asset Allocation - Moderate Service Class	6,583,871	13,581,789
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,604,071	9,692,701
TA Small/Mid Cap Value Initial Class	321,589	444,782
TA Small/Mid Cap Value Service Class	2,934,359	1,515,624
TA T. Rowe Price Small Cap Initial Class	37,190	29,281
TA T. Rowe Price Small Cap Service Class	10,900,176	5,230,847
TA Torray Concentrated Growth Initial Class	43,050	373,425
TA Torray Concentrated Growth Service Class	480,357	553,323
TA TS&W International Equity Initial Class	43,342	134,135
TA TS&W International Equity Service Class	433,890	330,016
TA WMC US Growth Initial Class	119,906	373,791
TA WMC US Growth Service Class	4,182,760	2,144,853
Vanguard® Equity Index	29,960	5,950
Vanguard® International	35,140	3,423

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Mid-Cap Index	$—	$—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	9,043	2,838
Voya Global Perspectives Class S Shares	—	—
Voya Large Cap Value Class S Shares	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	—	—
Wanger USA	—	—

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	276,728	(594,196)	(317,468)	207,730	(171,068)	36,662
AB Growth and Income Class B Shares	724,452	(432,032)	292,420	574,482	(420,925)	153,557
AB Large Cap Growth Class B Shares	—	(12,478)	(12,478)	2,163	(23,591)	(21,428)
American Funds - Asset Allocation Class 2 Shares	2,401,188	(1,309,070)	1,092,118	1,027,608	(1,479,337)	(451,729)
American Funds - Bond Class 2 Shares	1,144,800	(1,057,082)	87,718	833,522	(817,354)	16,168
American Funds - Growth Class 2 Shares	1,046,903	(1,101,971)	(55,068)	769,205	(730,512)	38,693
American Funds - Growth-Income Class 2 Shares	698,037	(579,904)	118,133	825,076	(415,933)	409,143
American Funds - International Class 2 Shares	596,839	(618,045)	(21,206)	1,478,153	(6,577,414)	(5,099,261)
Fidelity® VIP Balanced Service Class 2	1,007,093	(2,048,965)	(1,041,872)	1,792,739	(1,514,762)	277,977
Fidelity® VIP Contrafund® Initial Class	1,598	(1,598)	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	1,029,659	(1,410,194)	(380,535)	2,119,663	(4,976,354)	(2,856,691)
Fidelity® VIP Equity-Income Service Class 2	—	(81,460)	(81,460)	8,165	(74,857)	(66,692)
Fidelity® VIP Growth Service Class 2	—	(19,042)	(19,042)	—	(23,340)	(23,340)
Fidelity® VIP Growth Opportunities Service Class 2	—	(45)	(45)	—	(46)	(46)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	701,282	(925,436)	(224,154)	2,594,120	(616,900)	1,977,220
Fidelity® VIP Value Strategies Initial Class	—	—	—	—	(1)	(1)
Fidelity® VIP Value Strategies Service Class 2	472,616	(513,211)	(40,595)	499,391	(2,653,378)	(2,153,987)
Franklin Founding Funds Allocation Class 4 Shares	54,352	(252,495)	(198,143)	58,157	(489,552)	(431,395)
Franklin Income Class 2 Shares	13,418	(458,694)	(445,276)	50,305	(3,705,638)	(3,655,333)
Franklin Mutual Shares Class 2 Shares	—	(103,366)	(103,366)	4,360	(32,043)	(27,683)
Franklin Templeton Foreign Class 2 Shares	146	(146,217)	(146,071)	18,128	(329,105)	(310,977)
Invesco V.I. American Franchise Series II Shares	—	(1,034)	(1,034)	—	(1,831)	(1,831)
Invesco V.I. Value Opportunities Series II Shares	—	(13,685)	(13,685)	—	(13,426)	(13,426)
Janus Aspen - Enterprise Service Shares	—	(4,101)	(4,101)	—	(15,323)	(15,323)
Janus Aspen - Global Research Service Shares	—	(10,011)	(10,011)	2,242	(11,104)	(8,862)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(35)	(35)	—	(36)	(36)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(82,892)	(82,892)	18,828	(63,518)	(44,690)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(47)	(47)	—	(50)	(50)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(341)	(341)	—	(328)	(328)
MFS® New Discovery Service Class	16,394	(128,700)	(112,306)	11,532	(156,779)	(145,247)
MFS® Total Return Service Class	1,530	(60,552)	(59,022)	5,232	(53,424)	(48,192)
State Street Total Return V.I.S. Class 3 Shares	289,461	(193,016)	96,445	68,036	(250,901)	(182,865)
TA AB Dynamic Allocation Initial Class	191	(4,750)	(4,559)	346	(710)	(364)
TA AB Dynamic Allocation Service Class	674,352	(1,466,122)	(791,770)	736,792	(1,708,074)	(971,282)
TA Aegon Government Money Market Initial Class	155,628	(203,283)	(47,655)	95,523	(115,281)	(19,758)
TA Aegon Government Money Market Service Class	19,286,024	(17,421,976)	1,864,048	16,010,379	(18,807,174)	(2,796,795)
TA Aegon High Yield Bond Initial Class	19	(17,380)	(17,361)	4,930	(18,805)	(13,875)
TA Aegon High Yield Bond Service Class	355,566	(654,932)	(299,366)	290,466	(386,324)	(95,858)
TA Aegon U.S. Government Securities Initial Class	113,714	(140,022)	(26,308)	—	(30,065)	(30,065)
TA Aegon U.S. Government Securities Service Class	10,183,651	(10,094,832)	88,819	10,934,877	(5,238,904)	5,695,973
TA American Funds Managed Risk - Balanced Service Class	2,037,872	(339,071)	1,698,801	994,103	(16,481)	977,622
TA Asset Allocation - Conservative Initial Class	—	—	—	—	(26,040)	(26,040)
TA Asset Allocation - Conservative Service Class	1,240,713	(6,672,601)	(5,431,888)	2,471,491	(4,867,456)	(2,395,965)
TA Asset Allocation - Growth Initial Class	—	(51,458)	(51,458)	—	(652)	(652)
TA Asset Allocation - Growth Service Class	373,642	(556,376)	(182,734)	188,591	(655,165)	(466,574)
TA Asset Allocation - Moderate Initial Class	51,490	(15,411)	36,079	—	(31,562)	(31,562)
TA Asset Allocation - Moderate Service Class	5,267,348	(12,654,206)	(7,386,858)	5,472,952	(13,304,502)	(7,831,550)
TA Asset Allocation - Moderate Growth Initial Class	61,927	(258)	61,669	—	(37,059)	(37,059)
TA Asset Allocation - Moderate Growth Service Class	3,451,104	(7,832,991)	(4,381,887)	4,121,881	(8,751,769)	(4,629,888)
TA Barrow Hanley Dividend Focused Initial Class	5,664	(279,233)	(273,569)	11,219	(189,101)	(177,882)
TA Barrow Hanley Dividend Focused Service Class	2,006,264	(614,928)	1,391,336	2,631,064	(277,546)	2,353,518
TA BlackRock Equity Smart Beta 100 Service Class	109,689	(2,280)	107,409	—	—	—

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Service Class	1,954,165	(4,935,080)	(2,980,915)	1,582,885	(3,465,502)	(1,882,617)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	677,936	(256,412)	421,524	361,999	(13,366)	348,633
TA BlackRock Global Allocation Managed Risk - Growth Service Class	414,558	(103,349)	311,209	497,588	(6,012)	491,576
TA BlackRock Smart Beta 50 Service Class	357,465	(11,638)	345,827	—	—	—
TA BlackRock Smart Beta 75 Service Class	81,586	(110)	81,476	—	—	—
TA BlackRock Tactical Allocation Service Class	1,869,304	(2,984,576)	(1,115,272)	2,267,011	(3,509,868)	(1,242,857)
TA Clarion Global Real Estate Securities Initial Class	—	(434)	(434)	1,651	(7,337)	(5,686)
TA Clarion Global Real Estate Securities Service Class	184,484	(369,714)	(185,230)	272,076	(466,535)	(194,459)
TA International Moderate Growth Service Class	1,362,508	(3,608,634)	(2,246,126)	3,559,758	(3,514,035)	45,723
TA Janus Balanced Service Class	5,455,330	(2,429,995)	3,025,335	3,868,013	(1,555,840)	2,312,173
TA Janus Mid-Cap Growth Initial Class	9,723	(1,553)	8,170	5,372	(9,418)	(4,046)
TA Janus Mid-Cap Growth Service Class	165,255	(371,775)	(206,520)	211,193	(332,902)	(121,709)
TA Jennison Growth Initial Class	28,317	(335,632)	(307,315)	43,501	(202,895)	(159,394)
TA Jennison Growth Service Class	562,059	(1,784,204)	(1,222,145)	1,723,825	(592,279)	1,131,546
TA JPMorgan Core Bond Service Class	1,754,678	(1,254,848)	499,830	1,992,568	(998,287)	994,281
TA JPMorgan Enhanced Index Initial Class	7,825	(37,924)	(30,099)	4,968	(30,067)	(25,099)
TA JPMorgan Enhanced Index Service Class	228,699	(140,407)	88,292	63,113	(132,320)	(69,207)
TA JPMorgan Mid Cap Value Service Class	897,940	(979,356)	(81,416)	880,698	(871,596)	9,102
TA JPMorgan Tactical Allocation Service Class	2,549,487	(2,475,232)	74,255	3,805,037	(1,741,837)	2,063,200
TA Legg Mason Dynamic Allocation - Balanced Service Class	2,402,406	(4,416,484)	(2,014,078)	8,462,929	(1,328,997)	7,133,932
TA Legg Mason Dynamic Allocation - Growth Service Class	1,578,134	(2,177,746)	(599,612)	4,590,502	(996,819)	3,593,683
TA Managed Risk - Balanced ETF Service Class	6,578,064	(18,762,358)	(12,184,294)	15,645,587	(12,411,003)	3,234,584
TA Managed Risk - Conservative ETF Service Class	4,277,021	(8,530,376)	(4,253,355)	3,615,391	(5,947,354)	(2,331,963)
TA Managed Risk - Growth ETF Service Class	6,914,452	(14,352,667)	(7,438,215)	10,225,626	(19,201,094)	(8,975,468)
TA Market Participation Strategy Service Class	2,519,163	(1,764,467)	754,696	2,132,007	(568,393)	1,563,614
TA MFS International Equity Initial Class	4,360	(11,828)	(7,468)	6,995	(2,498)	4,497
TA MFS International Equity Service Class	817,733	(610,683)	207,050	4,053,206	(232,159)	3,821,047

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Morgan Stanley Capital Growth Initial Class	9,440	(15,808)	(6,368)	12,814	(11,344)	1,470
TA Morgan Stanley Capital Growth Service Class	319,503	(209,144)	110,359	228,979	(185,771)	43,208
TA Multi-Managed Balanced Initial Class	12,065	(23,192)	(11,127)	—	—	—
TA Multi-Managed Balanced Service Class	9,088,965	(959,704)	8,129,261	701,245	(500,735)	200,510
TA Multi-Manager Alternative Strategies Service Class	8,205	(607)	7,598	11,271	(179)	11,092
TA PIMCO Tactical - Balanced Service Class	1,685,178	(1,442,246)	242,932	1,217,926	(813,932)	403,994
TA PIMCO Tactical - Conservative Service Class	2,938,785	(2,009,328)	929,457	1,435,839	(610,891)	824,948
TA PIMCO Tactical - Growth Service Class	1,094,784	(1,183,510)	(88,726)	2,263,491	(735,934)	1,527,557
TA PIMCO Total Return Initial Class	126,957	(137,198)	(10,241)	8,036	(68,275)	(60,239)
TA PIMCO Total Return Service Class	2,560,414	(4,827,268)	(2,266,854)	3,113,907	(5,515,775)	(2,401,868)
TA PineBridge Inflation Opportunities Service Class	660,423	(1,541,623)	(881,200)	724,978	(1,742,945)	(1,017,967)
TA ProFunds UltraBear Service Class (OAM)	28,778,601	(23,918,571)	4,860,030	14,311,365	(4,796,934)	9,514,431
TA QS Investors Active Asset Allocation - Conservative Service Class	641,978	(2,328,835)	(1,686,857)	963,073	(2,044,012)	(1,080,939)
TA QS Investors Active Asset Allocation - Moderate Service Class	883,778	(5,350,747)	(4,466,969)	2,179,317	(3,380,845)	(1,201,528)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	498,616	(3,350,240)	(2,851,624)	2,188,996	(2,925,237)	(736,241)
TA Small/Mid Cap Value Initial Class	875	(38,223)	(37,348)	14,331	(34,425)	(20,094)
TA Small/Mid Cap Value Service Class	385,856	(476,930)	(91,074)	538,823	(383,157)	155,666
TA T. Rowe Price Small Cap Initial Class	1,196	(13,909)	(12,713)	17,109	(91,842)	(74,733)
TA T. Rowe Price Small Cap Service Class	775,414	(895,581)	(120,167)	793,477	(678,016)	115,461
TA Torray Concentrated Growth Initial Class	6,317	(66,163)	(59,846)	—	(12,115)	(12,115)
TA Torray Concentrated Growth Service Class	76,214	(160,406)	(84,192)	402,833	(3,366,142)	(2,963,309)
TA TS&W International Equity Initial Class	3,613	(61,777)	(58,164)	7,160	(58,783)	(51,623)
TA TS&W International Equity Service Class	109,742	(73,980)	35,762	166,704	(105,070)	61,634
TA WMC US Growth Initial Class	2,508	(253,989)	(251,481)	37,565	(324,052)	(286,487)
TA WMC US Growth Service Class	497,992	(680,137)	(182,145)	4,341,572	(208,473)	4,133,099

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Equity Index	—	—	—	54,305	—	54,305
Vanguard® International	2,068	—	2,068	40,206	—	40,206
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	34,255	—	34,255
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$663,094	$(1,122,777)	$(459,683)	$672,013	$(401,153)	$270,860
AB Growth and Income Class B Shares	3,235,771	(1,285,863)	1,949,908	3,273,618	(1,328,177)	1,945,441
AB Large Cap Growth Class B Shares	—	(25,667)	(25,667)	4,227	(43,284)	(39,057)
American Funds - Asset Allocation Class 2 Shares	13,823,457	(3,038,945)	10,784,512	6,178,985	(3,715,861)	2,463,124
American Funds - Bond Class 2 Shares	6,230,611	(3,128,542)	3,102,069	3,853,350	(1,382,235)	2,471,115
American Funds - Growth Class 2 Shares	10,287,342	(6,413,443)	3,873,899	7,379,890	(3,999,181)	3,380,709
American Funds - Growth-Income Class 2 Shares	6,463,314	(3,725,490)	2,737,824	5,528,780	(2,563,296)	2,965,484
American Funds - International Class 2 Shares	3,118,293	(2,038,238)	1,080,055	4,797,738	(9,264,353)	(4,466,615)
Fidelity® VIP Balanced Service Class 2	4,198,887	(5,180,176)	(981,289)	5,797,208	(2,806,940)	2,990,268
Fidelity® VIP Contrafund® Initial Class	21,319	(22,478)	(1,159)	—	—	—
Fidelity® VIP Contrafund® Service Class 2	9,073,128	(6,958,149)	2,114,979	13,399,906	(16,672,881)	(3,272,975)
Fidelity® VIP Equity-Income Service Class 2	—	(156,539)	(156,539)	15,771	(138,257)	(122,486)
Fidelity® VIP Growth Service Class 2	—	(39,507)	(39,507)	—	(42,353)	(42,353)
Fidelity® VIP Growth Opportunities Service Class 2	—	(65)	(65)	—	(63)	(63)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	6,341,181	(5,241,645)	1,099,536	13,091,094	(3,557,112)	9,533,982
Fidelity® VIP Value Strategies Initial Class	—	(4)	(4)	—	(4)	(4)
Fidelity® VIP Value Strategies Service Class 2	3,422,440	(2,721,967)	700,473	2,999,865	(7,889,184)	(4,889,319)
Franklin Founding Funds Allocation Class 4 Shares	95,690	(445,235)	(349,545)	106,742	(909,338)	(802,596)
Franklin Income Class 2 Shares	16,638	(582,158)	(565,520)	63,222	(4,788,448)	(4,725,226)
Franklin Mutual Shares Class 2 Shares	—	(121,268)	(121,268)	5,487	(39,662)	(34,175)
Franklin Templeton Foreign Class 2 Shares	137	(134,969)	(134,832)	19,495	(345,872)	(326,377)
Invesco V.I. American Franchise Series II Shares	—	(1,456)	(1,456)	—	(2,648)	(2,648)
Invesco V.I. Value Opportunities Series II Shares	—	(17,824)	(17,824)	—	(18,706)	(18,706)
Janus Aspen - Enterprise Service Shares	—	(13,685)	(13,685)	—	(25,259)	(25,259)
Janus Aspen - Global Research Service Shares	—	(11,668)	(11,668)	3,239	(16,364)	(13,125)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(70)	(70)	—	(74)	(74)

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Class 1 Shares	$—	$(105,045)	$(105,045)	$23,474	$(79,092)	$(55,618)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	(2)	(2)	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(138)	(138)	—	(140)	(140)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(897)	(897)	—	(848)	(848)
MFS® New Discovery Service Class	32,930	(269,553)	(236,623)	31,587	(377,592)	(346,005)
MFS® Total Return Service Class	2,943	(102,528)	(99,585)	9,266	(92,581)	(83,315)
State Street Total Return V.I.S. Class 3 Shares	677,481	(305,267)	372,214	224,958	(358,779)	(133,821)
TA AB Dynamic Allocation Initial Class	316	(7,744)	(7,428)	568	(1,154)	(586)
TA AB Dynamic Allocation Service Class	4,724,624	(3,585,236)	1,139,388	4,118,979	(2,670,710)	1,448,269
TA Aegon Government Money Market Initial Class	207,910	(271,045)	(63,135)	129,424	(156,131)	(26,707)
TA Aegon Government Money Market Service Class	63,422,657	(73,973,658)	(10,551,001)	63,775,617	(78,570,105)	(14,794,488)
TA Aegon High Yield Bond Initial Class	43	(34,531)	(34,488)	10,135	(39,025)	(28,890)
TA Aegon High Yield Bond Service Class	1,675,467	(1,642,575)	32,892	1,310,297	(982,745)	327,552
TA Aegon U.S. Government Securities Initial Class	232,518	(280,143)	(47,625)	—	(60,625)	(60,625)
TA Aegon U.S. Government Securities Service Class	60,580,449	(58,189,879)	2,390,570	76,669,085	(37,393,643)	39,275,442
TA American Funds Managed Risk - Balanced Service Class	19,771,350	(3,311,809)	16,459,541	9,560,249	(154,571)	9,405,678
TA Asset Allocation - Conservative Initial Class	—	1	1	—	(42,340)	(42,340)
TA Asset Allocation - Conservative Service Class	8,071,863	(13,684,185)	(5,612,322)	13,926,962	(8,752,407)	5,174,555
TA Asset Allocation - Growth Initial Class	—	(90,035)	(90,035)	—	(1,158)	(1,158)
TA Asset Allocation - Growth Service Class	1,816,498	(1,284,965)	531,533	1,682,035	(1,433,740)	248,295
TA Asset Allocation - Moderate Initial Class	88,926	(25,037)	63,889	—	(54,588)	(54,588)
TA Asset Allocation - Moderate Service Class	21,024,000	(29,234,994)	(8,210,994)	28,839,972	(27,663,003)	1,176,969
TA Asset Allocation - Moderate Growth Initial Class	98,778	(456)	98,322	—	(65,800)	(65,800)
TA Asset Allocation - Moderate Growth Service Class	20,014,929	(18,309,404)	1,705,525	27,430,690	(18,904,690)	8,526,000
TA Barrow Hanley Dividend Focused Initial Class	11,866	(624,968)	(613,102)	24,823	(423,885)	(399,062)
TA Barrow Hanley Dividend Focused Service Class	7,165,446	(1,950,510)	5,214,936	8,014,494	(1,061,331)	6,953,163
TA BlackRock Equity Smart Beta 100 Service Class	1,136,496	(23,679)	1,112,817	—	—	—

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Allocation Service Class	$14,561,528	$(10,793,042)	$3,768,486	$8,502,446	$(7,358,944)	$1,143,502
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,286,807	(2,380,242)	3,906,565	3,555,309	(128,539)	3,426,770
TA BlackRock Global Allocation Managed Risk - Growth Service Class	3,743,586	(932,691)	2,810,895	4,838,720	(56,182)	4,782,538
TA BlackRock Smart Beta 50 Service Class	3,660,467	(118,418)	3,542,049	—	—	—
TA BlackRock Smart Beta 75 Service Class	835,365	(1,139)	834,226	—	—	—
TA BlackRock Tactical Allocation Service Class	11,186,337	(8,359,899)	2,826,438	16,166,252	(7,762,021)	8,404,231
TA Clarion Global Real Estate Securities Initial Class	—	(1,100)	(1,100)	4,573	(19,575)	(15,002)
TA Clarion Global Real Estate Securities Service Class	1,149,805	(1,147,787)	2,018	1,726,605	(1,168,694)	557,911
TA International Moderate Growth Service Class	5,376,515	(6,827,207)	(1,450,692)	14,476,342	(5,014,853)	9,461,489
TA Janus Balanced Service Class	23,201,972	(9,031,220)	14,170,752	19,500,217	(3,497,702)	16,002,515
TA Janus Mid-Cap Growth Initial Class	17,694	(1,972)	15,722	7,871	(12,960)	(5,089)
TA Janus Mid-Cap Growth Service Class	927,983	(1,038,381)	(110,398)	1,079,453	(1,132,886)	(53,433)
TA Jennison Growth Initial Class	45,868	(538,271)	(492,403)	74,264	(338,456)	(264,192)
TA Jennison Growth Service Class	4,228,337	(6,030,360)	(1,802,023)	6,526,674	(1,871,059)	4,655,615
TA JPMorgan Core Bond Service Class	11,003,531	(3,393,918)	7,609,613	7,107,637	(1,949,337)	5,158,300
TA JPMorgan Enhanced Index Initial Class	20,022	(103,671)	(83,649)	66,529	(79,530)	(13,001)
TA JPMorgan Enhanced Index Service Class	2,987,674	(705,118)	2,282,556	432,964	(512,154)	(79,190)
TA JPMorgan Mid Cap Value Service Class	7,850,004	(4,839,822)	3,010,182	4,973,926	(3,538,022)	1,435,904
TA JPMorgan Tactical Allocation Service Class	17,761,184	(6,388,660)	11,372,524	24,463,531	(3,873,353)	20,590,178
TA Legg Mason Dynamic Allocation - Balanced Service Class	18,520,942	(13,532,656)	4,988,286	44,448,252	(5,199,622)	39,248,630
TA Legg Mason Dynamic Allocation - Growth Service Class	10,419,861	(12,819,994)	(2,400,133)	32,345,606	(4,306,038)	28,039,568
TA Managed Risk - Balanced ETF Service Class	43,292,920	(47,232,335)	(3,939,415)	128,775,608	(25,094,107)	103,681,501
TA Managed Risk - Conservative ETF Service Class	17,758,530	(17,783,569)	(25,039)	23,020,243	(13,061,806)	9,958,437
TA Managed Risk - Growth ETF Service Class	49,705,298	(45,776,900)	3,928,398	78,008,631	(47,974,681)	30,033,950
TA Market Participation Strategy Service Class	6,765,167	(4,719,402)	2,045,765	7,537,155	(2,666,817)	4,870,338
TA MFS International Equity Initial Class	5,487	(15,522)	(10,035)	9,794	(3,375)	6,419

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA MFS International Equity Service Class	$3,365,585	$(2,189,940)	$1,175,645	$9,987,411	$(912,277)	$9,075,134
TA Morgan Stanley Capital Growth Initial Class	21,655	(34,906)	(13,251)	29,675	(26,152)	3,523
TA Morgan Stanley Capital Growth Service Class	2,592,048	(933,640)	1,658,408	1,265,945	(671,138)	594,807
TA Multi-Managed Balanced Initial Class	26,250	(52,507)	(26,257)	—	1	1
TA Multi-Managed Balanced Service Class	70,565,035	(3,375,952)	67,189,083	4,892,827	(1,254,065)	3,638,762
TA Multi-Manager Alternative Strategies Service Class	79,775	(5,915)	73,860	115,296	(1,823)	113,473
TA PIMCO Tactical - Balanced Service Class	7,420,343	(3,645,854)	3,774,489	5,650,309	(2,041,524)	3,608,785
TA PIMCO Tactical - Conservative Service Class	10,591,839	(3,537,875)	7,053,964	9,828,648	(2,684,186)	7,144,462
TA PIMCO Tactical - Growth Service Class	7,507,783	(6,534,388)	973,395	16,090,501	(2,322,961)	13,767,540
TA PIMCO Total Return Initial Class	208,538	(221,057)	(12,519)	13,067	(110,486)	(97,419)
TA PIMCO Total Return Service Class	15,268,543	(10,483,546)	4,784,997	15,087,351	(10,948,054)	4,139,297
TA PineBridge Inflation Opportunities Service Class	2,256,416	(2,034,239)	222,177	2,520,313	(2,486,711)	33,602
TA ProFunds UltraBear Service Class (OAM)	2,438,408	(1,800,267)	638,141	1,323,194	(410,952)	912,242
TA QS Investors Active Asset Allocation - Conservative Service Class	3,368,386	(5,170,147)	(1,801,761)	6,375,209	(3,184,839)	3,190,370
TA QS Investors Active Asset Allocation - Moderate Service Class	5,611,464	(12,500,755)	(6,889,291)	14,552,000	(8,879,707)	5,672,293
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,135,792	(9,043,095)	(5,907,303)	16,072,453	(7,524,115)	8,548,338
TA Small/Mid Cap Value Initial Class	12,125	(406,113)	(393,988)	175,037	(317,432)	(142,395)
TA Small/Mid Cap Value Service Class	1,984,453	(1,402,001)	582,452	2,016,740	(1,094,200)	922,540
TA T. Rowe Price Small Cap Initial Class	6,801	(26,850)	(20,049)	139,818	(185,651)	(45,833)
TA T. Rowe Price Small Cap Service Class	7,755,524	(4,922,906)	2,832,618	6,003,982	(3,480,907)	2,523,075
TA Torray Concentrated Growth Initial Class	36,527	(353,690)	(317,163)	—	(69,038)	(69,038)
TA Torray Concentrated Growth Service Class	479,755	(519,329)	(39,574)	1,382,423	(8,583,646)	(7,201,223)
TA TS&W International Equity Initial Class	25,149	(124,668)	(99,519)	15,588	(128,844)	(113,256)
TA TS&W International Equity Service Class	377,469	(297,454)	80,015	1,272,999	(440,362)	832,637
TA WMC US Growth Initial Class	3,194	(338,336)	(335,142)	51,076	(443,861)	(392,785)

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA WMC US Growth Service Class	$3,552,465	$(1,949,211)	$1,603,254	$12,292,506	$(820,654)	$11,471,852
Vanguard® Equity Index	—	—	—	707,208	—	707,208
Vanguard® International	21,999	3	22,002	442,005	—	442,005
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	(1)	(1)	353,604	—	353,604
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2016	2,023,694	$12.01	to	$11.35	$4,215,929	1.84%	0.65%	to	2.20%	3.77%	to	2.18%
12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)
12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
AB Growth and Income Class B Shares
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88
12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
AB Large Cap Growth Class B Shares
12/31/2016	217,408	2.02	to	1.99	447,199	—	1.15	to	1.95	1.19	to	0.40
12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
American Funds—Asset Allocation Class 2 Shares
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93
12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
American Funds—Bond Class 2 Shares
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61
12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
American Funds—Growth Class 2 Shares
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01
12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
American Funds—Growth-Income Class 2 Shares
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99
12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
American Funds—International Class 2 Shares
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18
12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
12/31/2016	9,610,359	$13.02	to	$12.30	$21,131,382	1.13%	0.45%	to	2.00%	6.50%	to	4.87%
12/31/2015	10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)
12/31/2014	10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
12/31/2013	9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
12/31/2012	9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
Fidelity® VIP Contrafund® Initial Class
12/31/2016	—	14.35	to	14.17	—	—	0.65	to	1.00	7.31	to	6.93
12/31/2015	—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
12/31/2014	—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
12/31/2013(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60
12/31/2015	7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
12/31/2014	10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
12/31/2013	8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
12/31/2012	4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
Fidelity® VIP Equity-Income Service Class 2
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46
12/31/2015	522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
12/31/2014	589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
12/31/2013	656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
12/31/2012	807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
Fidelity® VIP Growth Service Class 2
12/31/2016	408,897	1.90	to	1.81	785,155	—	1.15	to	1.95	(0.59)	to	(1.37)
12/31/2015	427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
12/31/2014	451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
12/31/2013	483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
12/31/2012	535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)
12/31/2015	1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
12/31/2014	1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
12/31/2013	1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
12/31/2012	1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
Fidelity® VIP Mid Cap Initial Class
12/31/2016	—	14.36	to	14.18	—	—	0.65	to	1.00	11.51	to	11.12
12/31/2015	—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
12/31/2014	—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
12/31/2013(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71
12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
12/31/2014	3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
12/31/2013	2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
12/31/2012	2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
Fidelity® VIP Value Strategies Initial Class
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54
12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
12/31/2014	1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
12/31/2013(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2016	2,168,759	$12.91	to	$12.41	$10,823,952	1.00%	0.90%	to	2.00%	8.30%	to	7.11%
12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
12/31/2014	4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
12/31/2013	2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
12/31/2012	1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
Franklin Founding Funds Allocation Class 4 Shares
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61
12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)
12/31/2014	2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013	3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
12/31/2012	3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
Franklin Income Class 2 Shares
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85
12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014	6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013	8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
12/31/2012	9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
Franklin Mutual Shares Class 2 Shares
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84
12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014	713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013	785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
12/31/2012	856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
Franklin Templeton Foreign Class 2 Shares
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13
12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014	2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013	2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
12/31/2012	3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
Invesco V.I. American Franchise Series II Shares
12/31/2016	125,436	1.49	to	1.44	183,985	—	1.15	to	1.95	0.86	to	0.07
12/31/2015	126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014	128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013	130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
12/31/2012(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2016	270,675	1.30	to	1.43	375,945	0.08	1.15	to	1.95	16.58	to	15.67
12/31/2015	284,360	1.12	to	1.24	341,515	2.29	1.15	to	1.95	(11.67)	to	(12.36)
12/31/2014	297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
12/31/2013	312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
12/31/2012	317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
Janus Aspen—Enterprise Service Shares
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97
12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014	116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013	128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
12/31/2012	132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
Janus Aspen—Global Research Service Shares
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)
12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014	308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013	385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
12/31/2012	436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen—Perkins Mid Cap Value Service Shares
12/31/2016	1,004	$2.41	to	$2.29	$2,356	0.91%	1.25%	to	1.55%	17.30%	to	16.96%
12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
MFS® New Discovery Service Class
12/31/2016	728,669	2.12	to	1.99	1,699,029	—	1.15	to	1.95	7.57	to	6.72
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
MFS® Total Return Service Class
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
State Street Total Return V.I.S. Class 3 Shares
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78
12/31/2015	1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014	1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013	1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
12/31/2012	1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
TA Aegon High Yield Bond Initial Class
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2016	2,268,819	$11.15	to	$10.71	$6,641,135	5.69%	0.90%	to	2.00%	13.97%	to	12.73%
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
12/31/2012	1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
TA Aegon Government Money Market Initial Class
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)
12/31/2015	106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2014	126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013	268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2012	323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
TA Aegon Government Money Market Service Class
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)
12/31/2015	10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014	13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013	19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
12/31/2012	13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
TA Aegon U.S. Government Securities Initial Class
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)
12/31/2015	153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014	184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013	200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2012	218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
TA Aegon U.S. Government Securities Service Class
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)
12/31/2015	19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014	14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013	14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
12/31/2012	22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
TA American Funds Managed Risk—Balanced Service Class
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31
12/31/2015(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32
12/31/2015	40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014	40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013	41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
12/31/2012	39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
TA AB Dynamic Allocation Service Class
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)
12/31/2015	9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014	10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
12/31/2012	9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
TA Asset Allocation—Conservative Initial Class
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68
12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
12/31/2012	67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation—Conservative Service Class
12/31/2016	23,849,251	$10.83	to	$10.23	$60,565,402	1.78%	0.45%	to	2.00%	3.84%	to	2.24%
12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
12/31/2012	31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
TA Asset Allocation—Growth Initial Class
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10
12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
TA Asset Allocation—Growth Service Class
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
TA Asset Allocation—Moderate Initial Class
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
TA Asset Allocation—Moderate Service Class
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
TA Asset Allocation—Moderate Growth Initial Class
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
TA Asset Allocation—Moderate Growth Service Class
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
TA Barrow Hanley Dividend Focused Initial Class
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
TA Barrow Hanley Dividend Focused Service Class
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2016(1)	107,409	$10.55	to	$10.43	$1,126,448	—%	0.45%	to	2.00%	—%	to	—%
TA BlackRock Global Allocation Service Class
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
TA BlackRock Global Allocation Managed Risk—Balanced Service Class
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)
12/31/2015(1)	348,633	9.54	to	9.37	3,294,098	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Managed Risk—Growth Service Class
12/31/2016	802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)
12/31/2015(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2016(1)	81,476	10.30	to	10.18	833,826	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84
12/31/2015	33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
12/31/2012	24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
TA Clarion Global Real Estate Securities Initial Class
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)
12/31/2015	8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
12/31/2012	22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
TA Clarion Global Real Estate Securities Service Class
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)
12/31/2015	1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
12/31/2012	1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
TA International Moderate Growth Service Class
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)
12/31/2015	21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
12/31/2012	18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
TA Janus Balanced Service Class
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06
12/31/2015	14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
12/31/2012	3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
TA Janus Mid-Cap Growth Initial Class
12/31/2016	32,509	11.40	to	1.88	47,880	—	0.45	to	1.90	(2.48)	to	(3.87)
12/31/2015	24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014	28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013	36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
12/31/2012	38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2016	1,076,773	$11.10	to	$10.67	$3,562,151	—%	0.90%	to	2.00%	(3.18)%	to	(4.23)%
12/31/2015	1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014	1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013	1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
12/31/2012	1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
TA Jennison Growth Initial Class
12/31/2016	840,949	15.07	to	2.13	1,422,270	—	0.45	to	1.90	(2.09)	to	(3.48)
12/31/2015	1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
12/31/2012	1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
TA Jennison Growth Service Class
12/31/2016	4,656,507	14.68	to	14.11	16,155,829	—	0.90	to	2.00	(2.78)	to	(3.84)
12/31/2015	5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014	4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013	4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
12/31/2012	3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
TA JPMorgan Core Bond Service Class
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04
12/31/2015	9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014	8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013	5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
12/31/2012	4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
TA JPMorgan Enhanced Index Initial Class
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28
12/31/2015	236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)
12/31/2014	261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013	244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
12/31/2012	260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
TA JPMorgan Enhanced Index Service Class
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93
12/31/2015	378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014	447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013	223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
12/31/2012	150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
TA JPMorgan Mid Cap Value Service Class
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02
12/31/2015	5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014	5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013	4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
12/31/2012	3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
TA JPMorgan Tactical Allocation Service Class
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13
12/31/2015	22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014	20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013	19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
12/31/2012	14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)
12/31/2015	24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013	14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
12/31/2012(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2016	15,446,885	$11.07	to	$10.46	$62,664,292	0.99%	0.45%	to	2.00%	(1.43)%	to	(2.94)%
12/31/2015	16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014	12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013	9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
12/31/2012(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70
12/31/2015	140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014	136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013	129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
12/31/2012	92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
TA Managed Risk—Conservative ETF Service Class
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02
12/31/2015	37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014	40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013	35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
12/31/2012	32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
TA Managed Risk—Growth ETF Service Class
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60
12/31/2015	130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014	139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013	122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
12/31/2012	79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
TA Market Participation Strategy Service Class
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10
12/31/2015	8,065,884	11.35	to	10.89	31,264,212	—	0.45	to	2.00	(3.68)	to	(5.16)
12/31/2014	6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013	4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
12/31/2012(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)
12/31/2015	53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014	49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013	49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
12/31/2012	49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
TA MFS International Equity Service Class
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)
12/31/2015	5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014	1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013	995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
12/31/2012	784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
TA Morgan Stanley Capital Growth Initial Class
12/31/2016	28,129	2.11	to	2.05	63,699	—	1.25	to	1.90	(3.47)	to	(4.08)
12/31/2015	34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014	33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013	20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
12/31/2012	20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
TA Morgan Stanley Capital Growth Service Class
12/31/2016	641,141	15.30	to	14.71	3,709,725	—	0.90	to	2.00	(3.37)	to	(4.43)
12/31/2015	530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014	487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013	500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
12/31/2012	465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Managed Balanced Initial Class
12/31/2016	12,065	$2.35	to	$2.06	$27,775	1.18%	1.25%	to	1.90%	6.55%	to	5.87%
12/31/2015	23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014	23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013	23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
12/31/2012	23,192	1.75	to	1.57	39,897	—	1.25	to	1.90	11.17	to	10.46
TA Multi-Managed Balanced Service Class
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51
12/31/2015	4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014	4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013	3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
12/31/2012	2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
TA Multi-Manager Alternative Strategies Service Class
12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35
12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical—Balanced Service Class
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30
12/31/2015	11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014	11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013	9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
12/31/2012	3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
TA PIMCO Tactical—Conservative Service Class
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90
12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013	3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
12/31/2012	1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
TA PIMCO Tactical—Growth Service Class
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	—	0.45	to	2.00	4.40	to	2.80
12/31/2015	7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014	6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013	5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
12/31/2012	1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
TA PIMCO Total Return Initial Class
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80
12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014	244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013	271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
12/31/2012	344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
TA PIMCO Total Return Service Class
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45
12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014	38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013	45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
12/31/2012	43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
TA PineBridge Inflation Opportunities Service Class
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75
12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014	11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013	13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
12/31/2012	13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA ProFunds UltraBear Service Class (OAM)
12/31/2016	18,800,019	$0.06	to	$0.06	$1,139,167	—%	1.00%	to	1.95%	(24.36)%	to	(25.04)%
12/31/2015	13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014	4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013	3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
12/31/2012	17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17
12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014	33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013	31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
12/31/2012	12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62
12/31/2015	11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)
12/31/2014	12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013	12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
12/31/2012	9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)
12/31/2015	18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014	19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013	16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
12/31/2012	9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
TA Small/Mid Cap Value Initial Class
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28
12/31/2015	358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014	378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013	418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
12/31/2012	492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
TA Small/Mid Cap Value Service Class
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42
12/31/2015	3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014	3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013	2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
12/31/2012	1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
TA T. Rowe Price Small Cap Initial Class
12/31/2016	65,922	15.53	to	2.59	265,399	—	0.45	to	1.90	10.72	to	9.15
12/31/2015	78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014	153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013	180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
12/31/2012	199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
TA T. Rowe Price Small Cap Service Class
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	—	0.90	to	2.00	10.01	to	8.81
12/31/2015	5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014	5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013	4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
12/31/2012	4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
TA Torray Concentrated Growth Initial Class
12/31/2016	240,921	13.70	to	2.05	1,386,531	0.46	0.45	to	1.90	6.26	to	4.75
12/31/2015	300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014	312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013	340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
12/31/2012	441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Torray Concentrated Growth Service Class
12/31/2016	854,672	$13.35	to	$12.83	$2,608,184	0.14%	0.90%	to	2.00%	5.52%	to	4.37%
12/31/2015	938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014	3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013	3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
12/31/2012	3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
TA TS&W International Equity Initial Class
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)
12/31/2015	374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014	425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013	486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
12/31/2012	583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
TA TS&W International Equity Service Class
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)
12/31/2015	659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)
12/31/2014	597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013	559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
12/31/2012	415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
TA WMC US Growth Initial Class
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90
12/31/2015	2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014	2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013	2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
12/31/2012	3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
TA WMC US Growth Service Class
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52
12/31/2015	5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014	1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013	975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
12/31/2012	778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
Vanguard® Equity Index
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70
12/31/2015	54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014	—	13.30	to	13.22	—	—	0.65	to	1.00	13	to	12.38
12/31/2013(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87
12/31/2015	40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014	—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2016	—	14.44	to	14.26	—	—	0.65	to	1.00	10.40	to	10.01
12/31/2015	—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014	—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2016	—	12.59	to	12.43	—	—	0.65	to	1.00	7.66	to	7.28
12/31/2015	—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014	—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2016	—	10.34	to	10.21	—	—	0.65	to	1.00	2.05	to	1.70
12/31/2015	—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014	—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Total Bond Market Index
12/31/2016	34,255	$10.28	to	$10.15	$350,212	2.27%	0.65%	to	1.00%	1.81%	to	1.45%
12/31/2015	34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014	—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2016	—	9.68	to	9.54	—	—	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2016	—	10.40	to	10.26	—	—	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2016	—	10.30	to	10.16	—	—	0.45	to	0.80	(1.85)	to	(2.19)
12/31/2015	—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
12/31/2014	—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
12/31/2013(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
12/31/2016	—	14.35	to	14.17	—	—	0.45	to	0.80	13.18	to	12.78
12/31/2015	—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
12/31/2014	—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
12/31/2013(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds—Asset Allocation Class 2 Shares	0.30%
American Funds—Bond Class 2 Shares	0.30%
American Funds—Growth Class 2 Shares	0.30%
American Funds—Growth-Income Class 2 Shares	0.30%
American Funds—International Class 2 Shares	0.30%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
Vanguard® Equity Index	0.20%
Vanguard® International	0.20%
Vanguard® Mid-Cap Index	0.20%
Vanguard® REIT Index	0.20%
Vanguard® Short-Term Investment Grade	0.20%
Vanguard® Total Bond Market Index	0.20%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

63

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2016 and 2015

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA B and

Board of Directors of

Transamerica Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA B indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Jennison Growth Initial Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Jennison Growth Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
Catalyst Dividend Capture VA (1)	TA JPMorgan Enhanced Index Initial Class (1)
Catalyst Insider Buying VA (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA MFS International Equity Initial Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA MFS International Equity Service Class (1)
Franklin Income Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Janus Aspen - Global Research Service Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
NVIT Emerging Markets Class D Shares (4)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016
(4)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period August 4, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	9,029,168.460	$105,004,100	$94,083,935	$(78)	$94,083,857	44,034,478	$1.258038	$12.014964
AB Growth and Income Class B Shares	7,145,146.579	191,580,210	220,284,869	(204)	220,284,665	86,181,039	1.370953	14.432762
AB Large Cap Growth Class B Shares	653,843.436	20,459,505	28,324,498	(128)	28,324,370	17,594,877	1.419757	2.286318
American Funds—Asset Allocation Class 2 Shares	29,503,928.946	601,721,330	634,039,433	175	634,039,608	250,143,519	1.449151	12.875039
American Funds—Bond Class 2 Shares	18,995,978.835	207,933,710	202,687,094	91	202,687,185	86,249,797	1.039007	10.243697
American Funds—Growth Class 2 Shares	4,498,962.014	310,264,251	301,070,538	154	301,070,692	68,512,929	1.562645	14.768988
American Funds—Growth-Income Class 2 Shares	7,020,272.568	327,082,987	308,891,993	58	308,892,051	60,127,114	1.641719	14.686895
American Funds—International Class 2 Shares	7,735,580.042	144,181,250	129,648,322	37	129,648,359	49,934,063	0.990422	10.655038
BlackRock Basic Value V.I. Class I Shares	1,451,018.780	20,796,647	22,069,996	(71)	22,069,925	8,011,814	2.001823	3.411430
BlackRock Global Allocation V.I. Class I Shares	863,544.484	13,320,911	13,393,575	(12)	13,393,563	7,054,931	1.598086	2.718528
BlackRock High Yield V.I. Class I Shares	665,239.956	4,851,518	4,816,337	22,431	4,838,768	2,044,390	1.990293	2.442628
Catalyst Dividend Capture VA	178,874.601	2,137,449	2,218,045	7	2,218,052	1,558,996	1.304305	1.429243
Catalyst Insider Buying VA	189,771.906	3,268,289	2,561,921	21	2,561,942	1,753,688	1.340545	1.468956
Fidelity® VIP Balanced Service Class 2	20,533,880.316	330,340,691	336,960,976	(80)	336,960,896	161,273,927	1.355244	13.018170
Fidelity® VIP Contrafund® Initial Class	13,010.036	423,508	431,673	8	431,681	113,495	1.568736	14.354772
Fidelity® VIP Contrafund® Service Class 2	14,679,804.065	449,478,531	476,359,642	61	476,359,703	158,259,292	1.409294	14.088132
Fidelity® VIP Equity-Income Initial Class	2,779.700	54,627	61,070	(1)	61,069	38,845	1.412115	1.643872
Fidelity® VIP Equity-Income Service Class 2	2,294,043.177	45,824,361	49,230,167	89	49,230,256	27,073,880	1.249471	2.217119
Fidelity® VIP Growth Initial Class	329.569	16,411	19,547	8	19,555	12,155	1.563060	1.847607
Fidelity® VIP Growth Service Class 2	587,256.008	22,929,024	34,319,241	139	34,319,380	22,172,573	1.372161	2.227887
Fidelity® VIP Growth Opportunities Service Class 2	64,907.454	1,260,587	1,992,659	22	1,992,681	1,186,013	1.318888	2.013506
Fidelity® VIP Mid Cap Initial Class	1,538.551	51,961	52,280	—	52,280	21,135	1.457076	14.364630
Fidelity® VIP Mid Cap Service Class 2	9,573,919.426	304,455,790	316,226,559	(37)	316,226,522	89,788,590	1.412837	14.094151
Fidelity® VIP Value Strategies Initial Class	11,859.938	161,243	187,031	(1)	187,030	45,032	1.451545	13.167998
Fidelity® VIP Value Strategies Service Class 2	8,085,178.924	102,230,044	128,230,938	46	128,230,984	48,667,743	1.314783	12.914970
Franklin Founding Funds Allocation Class 4 Shares	15,547,797.490	113,068,958	112,099,620	58	112,099,678	59,149,514	1.285967	2.057170
Franklin Income Class 2 Shares	5,416,962.289	80,328,192	83,312,880	(44)	83,312,836	61,395,564	1.230919	1.437778
Franklin Mutual Shares Class 2 Shares	914,275.433	15,474,555	18,358,651	51	18,358,702	13,977,761	1.180187	1.474499
Franklin Templeton Foreign Class 2 Shares	2,399,270.437	32,993,866	32,654,071	148	32,654,219	33,720,848	0.887600	1.004514
Invesco V.I. American Franchise Series II Shares	125,931.936	4,949,915	6,543,423	47	6,543,470	4,459,627	1.413934	1.550704
Invesco V.I. Value Opportunities Series II Shares	2,842,206.066	16,499,113	18,332,229	78	18,332,307	13,110,788	1.043219	1.750859

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Aspen—Enterprise Service Shares	351,328.678	$14,513,021	$19,751,698	$(116)	$19,751,582	10,584,742	$1.186408	$3.711912
Janus Aspen—Global Research Service Shares	647,227.067	18,580,540	25,804,943	1	25,804,944	23,820,520	0.796839	1.706763
Janus Aspen—Perkins Mid Cap Value Service Shares	184,616.078	2,872,928	2,972,319	(12)	2,972,307	1,278,394	1.638813	2.411849
MFS® New Discovery Service Class	2,753,868.348	42,676,457	41,335,564	(3)	41,335,561	20,116,052	1.239496	2.599008
MFS® Total Return Service Class	2,276,720.968	42,937,915	51,932,005	158	51,932,163	30,104,493	1.287309	1.859665
NVIT Emerging Markets Class D Shares	1,947.479	19,565	18,774	—	18,774	1,907	9.832784	9.852693
State Street Total Return V.I.S. Class 3 Shares	3,002,340.993	53,570,384	54,132,208	81	54,132,289	34,109,465	1.190539	11.592712
TA AB Dynamic Allocation Initial Class	2,267,446.106	20,318,143	21,495,389	155	21,495,544	13,620,346	1.063905	1.680861
TA AB Dynamic Allocation Service Class	36,120,995.857	317,708,040	339,898,571	97	339,898,668	181,601,690	0.979889	10.784372
TA Aegon Government Money Market Initial Class	109,373,819.523	109,373,819	109,373,820	116	109,373,936	98,022,427	0.883955	1.328679
TA Aegon Government Money Market Service Class	383,959,335.322	383,959,334	383,959,335	(151)	383,959,184	218,009,250	0.821228	9.838155
TA Aegon High Yield Bond Initial Class	10,878,897.398	85,230,709	85,399,345	161	85,399,506	40,104,822	1.321828	11.429710
TA Aegon High Yield Bond Service Class	19,546,157.704	155,475,297	155,587,415	43	155,587,458	44,271,533	1.303775	11.146563
TA Aegon U.S. Government Securities Initial Class	6,228,842.092	77,319,080	73,562,625	145	73,562,770	46,351,895	1.061904	1.973476
TA Aegon U.S. Government Securities Service Class	31,779,915.680	394,002,546	384,536,980	27	384,537,007	139,466,169	1.026506	9.902034
TA American Funds Managed Risk—Balanced Service Class	35,616,656.732	349,242,448	362,577,566	13	362,577,579	36,223,701	9.831422	10.236549
TA Asset Allocation—Conservative Initial Class	17,375,408.550	181,735,588	176,881,659	235	176,881,894	110,451,298	1.119868	1.694263
TA Asset Allocation—Conservative Service Class	101,455,588.677	1,047,077,542	1,021,657,778	(133)	1,021,657,645	491,730,606	1.101287	10.828489
TA Asset Allocation—Growth Initial Class	22,422,129.550	204,190,598	254,491,170	16	254,491,186	145,360,910	1.176730	1.839475
TA Asset Allocation—Growth Service Class	16,400,145.007	164,113,135	184,665,633	(185)	184,665,448	80,740,471	1.062496	12.147169
TA Asset Allocation—Moderate Initial Class	35,690,493.262	373,007,134	403,302,574	(118)	403,302,456	237,955,333	1.161654	1.798554
TA Asset Allocation—Moderate Service Class	437,684,450.244	4,891,820,307	4,884,558,465	461	4,884,558,926	1,901,152,605	1.120954	11.173763
TA Asset Allocation—Moderate Growth Initial Class	40,396,893.755	440,623,507	477,491,284	(179)	477,491,105	272,203,035	1.197111	1.848530
TA Asset Allocation—Moderate Growth Service Class	278,416,493.450	3,131,258,835	3,249,120,479	376	3,249,120,855	1,528,662,864	1.099113	11.659963
TA Barrow Hanley Dividend Focused Initial Class	16,120,422.055	237,134,441	363,999,130	(109)	363,999,021	160,020,752	1.348495	14.358328
TA Barrow Hanley Dividend Focused Service Class	7,453,471.158	137,957,713	168,373,913	(92)	168,373,821	60,943,596	1.251247	13.981645
TA BlackRock Equity Smart Beta 100 Service Class	2,183,473.134	23,030,129	23,122,980	(1)	23,122,979	2,202,649	10.390986	10.590000
TA BlackRock Global Allocation Service Class	95,486,274.263	1,261,818,450	1,268,057,722	(185)	1,268,057,537	629,799,019	1.105533	11.166514
TA BlackRock Global Allocation Managed Risk—Balanced Service Class	18,341,512.262	177,102,550	162,138,968	(8)	162,138,960	17,333,758	9.138409	9.625613
TA BlackRock Global Allocation Managed Risk—Growth Service Class	19,469,615.629	187,087,725	168,412,175	(54)	168,412,121	18,505,605	8.897856	9.372265

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Smart Beta 50 Service Class	4,087,127.865	$42,081,925	$41,974,803	$(4)	$41,974,799	4,130,044	$10.076941	$10.270000
TA BlackRock Smart Beta 75 Service Class	1,112,806.186	11,436,868	11,506,416	—	11,506,416	1,123,248	10.145639	10.340000
TA BlackRock Tactical Allocation Service Class	96,991,981.190	1,468,278,239	1,444,210,600	376	1,444,210,976	544,782,967	1.221303	11.553302
TA Clarion Global Real Estate Securities Initial Class	3,632,628.333	43,029,757	44,536,023	138	44,536,161	18,463,874	0.977201	10.372372
TA Clarion Global Real Estate Securities Service Class	6,581,712.304	84,623,598	84,311,735	(112)	84,311,623	36,306,707	0.981129	10.111068
TA International Moderate Growth Initial Class	8,624.415	78,206	80,121	1	80,122	69,400	1.154499	1.173034
TA International Moderate Growth Service Class	59,838,773.040	545,610,234	551,115,100	(175)	551,114,925	358,429,603	0.879674	10.320954
TA Janus Balanced Service Class	51,725,448.522	665,891,967	687,948,465	(225)	687,948,240	197,498,662	1.146023	12.248668
TA Janus Mid-Cap Growth Initial Class	2,387,169.108	69,880,046	60,228,277	26	60,228,303	44,776,658	1.071645	11.397285
TA Janus Mid-Cap Growth Service Class	2,609,060.673	76,514,051	63,321,903	(1)	63,321,902	22,970,554	1.056406	11.101466
TA Jennison Growth Initial Class	18,813,128.302	166,769,549	165,555,529	(17)	165,555,512	95,799,898	1.288816	15.068576
TA Jennison Growth Service Class	10,464,634.987	102,435,841	88,426,166	(29)	88,426,137	23,846,550	1.604878	14.683544
TA JPMorgan Core Bond Service Class	16,464,879.572	229,229,571	225,404,201	11	225,404,212	84,929,968	1.022724	10.266455
TA JPMorgan Enhanced Index Initial Class	5,803,716.717	88,711,298	106,614,276	(81)	106,614,195	46,917,262	1.496650	14.849813
TA JPMorgan Enhanced Index Service Class	2,833,490.226	49,771,243	51,966,211	44	51,966,255	13,075,401	1.473010	14.480829
TA JPMorgan Mid Cap Value Service Class	10,367,804.248	210,237,979	198,647,129	78	198,647,207	52,307,287	1.748540	14.745935
TA JPMorgan Tactical Allocation Service Class	84,266,687.257	1,198,015,191	1,253,888,306	183	1,253,888,489	379,479,465	1.102589	11.050062
TA Legg Mason Dynamic Allocation—Balanced Service Class	104,858,625.201	1,214,035,858	1,174,416,602	150	1,174,416,752	290,004,410	1.069800	10.790923
TA Legg Mason Dynamic Allocation—Growth Service Class	43,996,935.018	540,780,223	513,884,201	(117)	513,884,084	132,145,826	1.108479	11.067720
TA Madison Balanced Allocation Service Class	9,897,510.860	107,995,686	105,012,590	(49)	105,012,541	41,735,960	1.186146	11.312215
TA Madison Conservative Allocation Service Class	7,061,606.757	75,133,655	73,017,014	82	73,017,096	34,682,524	1.102036	10.624275
TA Madison Diversified Income Service Class	9,329,640.318	106,309,679	115,967,429	73	115,967,502	55,129,242	1.200168	11.200348
TA Managed Risk—Balanced ETF Service Class	510,636,912.112	5,825,693,967	5,673,176,094	(288)	5,673,175,806	1,640,125,949	1.128008	11.092061
TA Managed Risk—Conservative ETF Service Class	66,467,375.045	791,573,618	777,003,614	(134)	777,003,480	324,381,240	1.148998	11.054517
TA Managed Risk—Growth ETF Service Class	282,688,436.498	2,859,027,394	2,699,674,569	(268)	2,699,674,301	1,128,966,441	1.131591	11.432595
TA Market Participation Strategy Service Class	39,086,389.871	446,023,117	453,011,259	43	453,011,302	112,269,327	1.134082	11.768654
TA MFS International Equity Initial Class	8,275,533.046	62,864,756	65,293,956	(136)	65,293,820	47,110,409	1.030614	10.484602
TA MFS International Equity Service Class	10,893,288.058	87,674,561	84,422,982	(137)	84,422,845	29,624,976	0.964416	10.219366
TA Morgan Stanley Capital Growth Initial Class	6,908,202.301	90,151,262	92,915,321	(75)	92,915,246	43,698,169	1.584005	2.507588
TA Morgan Stanley Capital Growth Service Class	4,036,101.536	60,844,596	53,195,818	(12)	53,195,806	13,431,257	1.538339	15.303842
TA Multi-Managed Balanced Initial Class	5,828,029.201	77,955,057	79,028,076	(153)	79,027,923	35,420,588	1.448446	2.352670

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Managed Balanced Service Class	67,982,256.000	$890,512,532	$904,843,827	$(173)	$904,843,654	219,709,404	$1.428377	$12.822377
TA Multi-Manager Alternative Strategies Service Class	165,230.809	1,693,061	1,601,087	20	1,601,107	163,253	9.636402	10.008076
TA PIMCO Tactical—Balanced Service Class	51,839,565.421	596,588,048	610,151,685	(32)	610,151,653	192,663,294	1.014282	11.484122
TA PIMCO Tactical—Conservative Service Class	23,876,176.256	269,163,826	273,382,218	(7)	273,382,211	87,765,386	0.968384	11.288971
TA PIMCO Tactical—Growth Service Class	29,293,939.155	330,433,972	334,243,846	133	334,243,979	97,932,555	0.967569	11.552115
TA PIMCO Total Return Initial Class	16,291,030.944	187,731,730	181,319,174	(4)	181,319,170	116,273,391	1.098833	1.643290
TA PIMCO Total Return Service Class	74,765,371.085	867,204,211	826,905,004	160	826,905,164	432,200,049	1.074326	10.135749
TA PineBridge Inflation Opportunities Service Class	17,587,499.590	183,842,577	175,347,371	114	175,347,485	101,867,579	0.948874	9.208316
TA ProFunds UltraBear Service Class (OAM)	49,789,555.151	46,083,023	33,856,898	299	33,857,197	557,626,487	0.058417	0.189933
TA QS Investors Active Asset Allocation—Conservative Service Class	41,476,784.328	437,931,182	425,137,039	(471)	425,136,568	201,671,367	1.033259	10.495530
TA QS Investors Active Asset Allocation—Moderate Service Class	136,292,468.408	1,530,378,074	1,448,788,939	312	1,448,789,251	492,652,371	1.035718	10.496305
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	58,041,101.151	644,922,971	591,438,821	264	591,439,085	254,015,317	1.038594	10.523814
TA Small/Mid Cap Value Initial Class	6,254,475.489	117,659,370	129,842,911	173	129,843,084	24,866,417	1.575209	15.018692
TA Small/Mid Cap Value Service Class	5,502,989.059	110,461,275	111,710,678	154	111,710,832	37,602,330	1.553004	14.632240
TA T. Rowe Price Small Cap Initial Class	8,262,722.614	97,233,302	112,290,400	(69)	112,290,331	47,515,529	1.671725	15.530319
TA T. Rowe Price Small Cap Service Class	14,788,625.989	191,519,659	191,512,707	67	191,512,774	40,379,882	1.649695	15.141733
TA Torray Concentrated Growth Initial Class	7,914,281.934	119,081,809	141,507,361	122	141,507,483	45,742,580	1.480087	13.702517
TA Torray Concentrated Growth Service Class	1,777,687.617	33,909,259	32,531,683	(55)	32,531,628	11,214,378	1.449300	13.349697
TA TS&W International Equity Initial Class	5,992,080.021	72,682,299	71,904,960	12	71,904,972	41,696,215	0.935567	10.863282
TA TS&W International Equity Service Class	2,866,443.201	35,152,233	34,110,674	64	34,110,738	13,541,992	0.860255	10.577180
TA WMC US Growth Initial Class	10,170,729.291	239,678,608	236,977,992	362	236,978,354	152,376,830	1.324835	14.521443
TA WMC US Growth Service Class	4,309,793.536	107,206,395	98,349,488	(68)	98,349,420	31,337,681	1.261862	14.149385
Vanguard® Equity Index	53,908.067	1,710,450	1,920,744	2	1,920,746	411,968	1.698773	14.861114
Vanguard® International	62,956.813	1,216,902	1,229,547	(2)	1,229,545	441,335	1.023327	10.868870
Vanguard® Mid-Cap Index	40,068.228	763,021	845,840	(2)	845,838	243,199	1.624525	14.442511
Vanguard® REIT Index	26,612.200	341,185	358,732	10	358,742	136,899	1.482857	12.587633
Vanguard® Short-Term Investment Grade	255,683.825	2,714,207	2,717,919	1	2,717,920	1,010,860	1.060377	10.340130
Vanguard® Total Bond Market Index	126,042.378	1,496,567	1,483,519	6	1,483,525	445,728	1.108377	10.280120
Voya Global Perspectives Class S Shares	1,568.201	15,657	16,121	—	16,121	1,665	9.543355	9.889978
Voya Large Cap Value Class S Shares	84.807	903	1,006	—	1,006	97	10.258396	10.630966

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Strategic Allocation Conservative Class S Shares	—	$—	$—	$—	$—	—	$9.861563	$10.219710
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.837219	10.194506
Wanger International	13,040.737	372,382	308,283	—	308,283	141,836	1.133927	10.295749
Wanger USA	6,683.390	212,872	177,310	2	177,312	67,832	1.757581	14.347877

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$91,875,603	$190,026,748	$35,592,264	$468,882,755	$142,447,050

Investment Income:
Reinvested Dividends	1,964,980	2,331,815	—	8,419,874	2,835,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,608,024	2,885,658	490,480	8,596,781	2,733,999

Net Investment Income (Loss)	356,956	(553,843)	(490,480)	(176,907)	101,509
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,973,462	—	2,888,272	35,364,723	3,090,505
Realized Gain (Loss) on Investments	(140,940)	12,664,141	4,290,143	8,919,791	(235,687)

Net Realized Capital Gains (Losses) on Investments	8,832,522	12,664,141	7,178,415	44,284,514	2,854,818
Net Change in Unrealized Appreciation (Depreciation)	(9,687,251)	(12,429,579)	(3,658,603)	(47,070,650)	(5,400,717)

Net Gain (Loss) on Investment	(854,729)	234,562	3,519,812	(2,786,136)	(2,545,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	(497,773)	(319,281)	3,029,332	(2,963,043)	(2,444,390)

Increase (Decrease) in Net Assets from Contract Transactions	4,122,766	4,599,868	(7,927,603)	45,804,097	28,446,412

Total Increase (Decrease) in Net Assets	3,624,993	4,280,587	(4,898,271)	42,841,054	26,002,022

Net Assets as of December 31, 2015:	$95,500,596	$194,307,335	$30,693,993	$511,723,809	$168,449,072

Investment Income:
Reinvested Dividends	1,726,409	1,672,743	—	9,668,445	3,406,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,555,412	2,900,764	426,912	9,450,490	3,306,661

Net Investment Income (Loss)	170,997	(1,228,021)	(426,912)	217,955	99,648
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,390,894	12,421,233	3,428,931	13,205,395	670,487
Realized Gain (Loss) on Investments	(1,645,297)	8,726,133	1,685,316	4,434,469	(432,581)

Net Realized Capital Gains (Losses) on Investments	4,745,597	21,147,366	5,114,247	17,639,864	237,906
Net Change in Unrealized Appreciation (Depreciation)	(2,418,416)	(1,588,392)	(4,514,642)	22,855,077	1,009,600

Net Gain (Loss) on Investment	2,327,181	19,558,974	599,605	40,494,941	1,247,506
Net Increase (Decrease) in Net Assets Resulting from Operations	2,498,178	18,330,953	172,693	40,712,896	1,347,154

Increase (Decrease) in Net Assets from Contract Transactions	(3,914,917)	7,646,377	(2,542,316)	81,602,903	32,890,959

Total Increase (Decrease) in Net Assets	(1,416,739)	25,977,330	(2,369,623)	122,315,799	34,238,113

Net Assets as of December 31, 2016:	$94,083,857	$220,284,665	$28,324,370	$634,039,608	$202,687,185

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$174,197,876	$180,173,950	$94,057,736	$28,532,280	$19,447,094

Investment Income:
Reinvested Dividends	1,407,972	3,077,938	1,814,431	347,297	174,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,612,807	3,640,372	1,942,262	357,805	241,918

Net Investment Income (Loss)	(2,204,835)	(562,434)	(127,831)	(10,508)	(67,190)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,190,040	31,609,718	6,459,243	2,530,004	789,357
Realized Gain (Loss) on Investments	2,596,966	3,410,221	1,221,166	1,535,557	556,729

Net Realized Capital Gains (Losses) on Investments	45,787,006	35,019,939	7,680,409	4,065,561	1,346,086
Net Change in Unrealized Appreciation (Depreciation)	(34,982,541)	(36,705,090)	(16,471,933)	(5,567,230)	(1,491,389)

Net Gain (Loss) on Investment	10,804,465	(1,685,151)	(8,791,524)	(1,501,669)	(145,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,630	(2,247,585)	(8,919,355)	(1,512,177)	(212,493)

Increase (Decrease) in Net Assets from Contract Transactions	58,914,515	58,170,750	29,797,209	(6,162,576)	(4,714,039)

Total Increase (Decrease) in Net Assets	67,514,145	55,923,165	20,877,854	(7,674,753)	(4,926,532)

Net Assets as of December 31, 2015:	$241,712,021	$236,097,115	$114,935,590	$20,857,527	$14,520,562

Investment Income:
Reinvested Dividends	2,142,815	4,189,447	1,783,610	316,880	171,223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,302,075	4,324,268	2,062,245	301,923	197,744

Net Investment Income (Loss)	(2,159,260)	(134,821)	(278,635)	14,957	(26,521)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,498,997	28,109,838	10,276,564	498,719	—
Realized Gain (Loss) on Investments	(1,802,721)	(1,541,716)	(4,497,431)	142,249	26,109

Net Realized Capital Gains (Losses) on Investments	20,696,276	26,568,122	5,779,133	640,968	26,109
Net Change in Unrealized Appreciation (Depreciation)	982,591	(1,580,080)	(3,012,604)	2,542,500	336,401

Net Gain (Loss) on Investment	21,678,867	24,988,042	2,766,529	3,183,468	362,510
Net Increase (Decrease) in Net Assets Resulting from Operations	19,519,607	24,853,221	2,487,894	3,198,425	335,989

Increase (Decrease) in Net Assets from Contract Transactions	39,839,064	47,941,715	12,224,875	(1,986,027)	(1,462,988)

Total Increase (Decrease) in Net Assets	59,358,671	72,794,936	14,712,769	1,212,398	(1,126,999)

Net Assets as of December 31, 2016:	$301,070,692	$308,892,051	$129,648,359	$22,069,925	$13,393,563

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock High Yield V.I. Class I Shares	Catalyst Dividend Capture VA	Catalyst Insider Buying VA	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$7,122,273	$3,069,679	$3,951,760	$250,216,054	$798,211

Investment Income:
Reinvested Dividends	310,236	110,082	16,936	4,045,837	7,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,162	36,126	45,202	4,069,171	4,964

Net Investment Income (Loss)	223,074	73,956	(28,266)	(23,334)	2,668
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,113	—	425,433	8,053,687	61,530
Realized Gain (Loss) on Investments	104,457	119,208	299,620	2,087,470	58,659

Net Realized Capital Gains (Losses) on Investments	139,570	119,208	725,053	10,141,157	120,189
Net Change in Unrealized Appreciation (Depreciation)	(606,024)	(310,861)	(961,484)	(14,015,224)	(131,147)

Net Gain (Loss) on Investment	(466,454)	(191,653)	(236,431)	(3,874,067)	(10,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(243,380)	(117,697)	(264,697)	(3,897,401)	(8,290)

Increase (Decrease) in Net Assets from Contract Transactions	(1,689,988)	(611,713)	(1,098,081)	53,166,078	(72,997)

Total Increase (Decrease) in Net Assets	(1,933,368)	(729,410)	(1,362,778)	49,268,677	(81,287)

Net Assets as of December 31, 2015:	$5,188,905	$2,340,269	$2,588,982	$299,484,731	$716,924

Investment Income:
Reinvested Dividends	269,953	105,982	15,554	3,902,078	3,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	70,463	30,716	32,947	4,400,736	3,225

Net Investment Income (Loss)	199,490	75,266	(17,393)	(498,658)	259
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	720,807	7,402,751	55,870
Realized Gain (Loss) on Investments	(23,177)	40,858	(15,906)	536,594	(18,385)

Net Realized Capital Gains (Losses) on Investments	(23,177)	40,858	704,901	7,939,345	37,485
Net Change in Unrealized Appreciation (Depreciation)	349,367	8,020	(474,026)	9,081,134	(13,652)

Net Gain (Loss) on Investment	326,190	48,878	230,875	17,020,479	23,833
Net Increase (Decrease) in Net Assets Resulting from Operations	525,680	124,144	213,482	16,521,821	24,092

Increase (Decrease) in Net Assets from Contract Transactions	(875,817)	(246,361)	(240,522)	20,954,344	(309,335)

Total Increase (Decrease) in Net Assets	(350,137)	(122,217)	(27,040)	37,476,165	(285,243)

Net Assets as of December 31, 2016:	$4,838,768	$2,218,052	$2,561,942	$336,960,896	$431,681

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity- Income Service Class 2	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$465,848,417	$89,679	$63,824,949	$38,477	$48,200,149

Investment Income:
Reinvested Dividends	3,698,022	2,379	1,517,703	105	13,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,813,795	567	822,940	294	658,958

Net Investment Income (Loss)	(3,115,773)	1,812	694,763	(189)	(645,751)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,396,933	8,016	5,738,759	1,202	1,502,472
Realized Gain (Loss) on Investments	28,058,788	2,773	1,758,791	269	4,964,874

Net Realized Capital Gains (Losses) on Investments	70,455,721	10,789	7,497,550	1,471	6,467,346
Net Change in Unrealized Appreciation (Depreciation)	(72,317,351)	(15,565)	(11,064,161)	1,164	(3,336,430)

Net Gain (Loss) on Investment	(1,861,630)	(4,776)	(3,566,611)	2,635	3,130,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,977,403)	(2,964)	(2,871,848)	2,446	2,485,165

Increase (Decrease) in Net Assets from Contract Transactions	(11,011,946)	(15,968)	(13,029,927)	(366)	(10,067,701)

Total Increase (Decrease) in Net Assets	(15,989,349)	(18,932)	(15,901,775)	2,080	(7,582,536)

Net Assets as of December 31, 2015:	$449,859,068	$70,747	$47,923,174	$40,557	$40,617,613

Investment Income:
Reinvested Dividends	2,864,504	1,312	990,166	8	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,435,763	402	700,072	179	538,848

Net Investment Income (Loss)	(3,571,259)	910	290,094	(171)	(538,848)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,845,813	4,562	3,154,700	3,734	3,746,975
Realized Gain (Loss) on Investments	6,787,899	(1,999)	233,152	8,495	2,821,129

Net Realized Capital Gains (Losses) on Investments	41,633,712	2,563	3,387,852	12,229	6,568,104
Net Change in Unrealized Appreciation (Depreciation)	(11,502,168)	4,722	3,345,510	(13,326)	(6,540,553)

Net Gain (Loss) on Investment	30,131,544	7,285	6,733,362	(1,097)	27,551
Net Increase (Decrease) in Net Assets Resulting from Operations	26,560,285	8,195	7,023,456	(1,268)	(511,297)

Increase (Decrease) in Net Assets from Contract Transactions	(59,650)	(17,873)	(5,716,374)	(19,734)	(5,786,936)

Total Increase (Decrease) in Net Assets	26,500,635	(9,678)	1,307,082	(21,002)	(6,298,233)

Net Assets as of December 31, 2016:	$476,359,703	$61,069	$49,230,256	$19,555	$34,319,380

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$2,517,712	$59,307	$345,744,918	$104,026	$144,232,335

Investment Income:
Reinvested Dividends	63	261	795,832	1,048	1,172,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,764	398	4,861,986	647	2,041,997

Net Investment Income (Loss)	(34,701)	(137)	(4,066,154)	401	(869,587)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	223,392	6,978	41,570,179	73	109,392
Realized Gain (Loss) on Investments	285,402	(1,215)	9,635,575	1,231	14,358,376

Net Realized Capital Gains (Losses) on Investments	508,794	5,763	51,205,754	1,304	14,467,768
Net Change in Unrealized Appreciation (Depreciation)	(374,595)	(6,910)	(55,343,666)	(4,907)	(19,545,421)

Net Gain (Loss) on Investment	134,199	(1,147)	(4,137,912)	(3,603)	(5,077,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,498	(1,284)	(8,204,066)	(3,202)	(5,947,240)

Increase (Decrease) in Net Assets from Contract Transactions	(438,193)	(6,866)	(39,284,949)	(11,330)	(13,693,317)

Total Increase (Decrease) in Net Assets	(338,695)	(8,150)	(47,489,015)	(14,532)	(19,640,557)

Net Assets as of December 31, 2015:	$2,179,017	$51,157	$298,255,903	$89,494	$124,591,778

Investment Income:
Reinvested Dividends	997	250	945,060	2,007	1,111,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,161	321	4,302,516	929	1,751,984

Net Investment Income (Loss)	(28,164)	(71)	(3,357,456)	1,078	(640,596)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,055	3,122	18,184,106	—	—
Realized Gain (Loss) on Investments	161,808	(544)	(1,011,452)	11,600	6,606,582

Net Realized Capital Gains (Losses) on Investments	202,863	2,578	17,172,654	11,600	6,606,582
Net Change in Unrealized Appreciation (Depreciation)	(213,033)	3,151	14,705,971	7,015	2,621,496

Net Gain (Loss) on Investment	(10,170)	5,729	31,878,625	18,615	9,228,078
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,334)	5,658	28,521,169	19,693	8,587,482

Increase (Decrease) in Net Assets from Contract Transactions	(148,002)	(4,535)	(10,550,550)	77,843	(4,948,276)

Total Increase (Decrease) in Net Assets	(186,336)	1,123	17,970,619	97,536	3,639,206

Net Assets as of December 31, 2016:	$1,992,681	$52,280	$316,226,522	$187,030	$128,230,984

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$149,122,631	$125,848,593	$26,638,380	$49,421,163	$9,493,323

Investment Income:
Reinvested Dividends	3,633,219	4,953,955	637,203	1,424,902	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,205,989	1,561,912	330,188	665,142	122,596

Net Investment Income (Loss)	1,427,230	3,392,043	307,015	759,760	(122,596)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	208,623	—	1,405,930	1,455,367	41,886
Realized Gain (Loss) on Investments	602,421	1,722,010	2,296,472	1,035,999	899,456

Net Realized Capital Gains (Losses) on Investments	811,044	1,722,010	3,702,402	2,491,366	941,342
Net Change in Unrealized Appreciation (Depreciation)	(12,006,665)	(13,768,805)	(5,197,619)	(6,180,383)	(520,431)

Net Gain (Loss) on Investment	(11,195,621)	(12,046,795)	(1,495,217)	(3,689,017)	420,911
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,768,391)	(8,654,752)	(1,188,202)	(2,929,257)	298,315

Increase (Decrease) in Net Assets from Contract Transactions	(23,844,442)	(27,721,069)	(7,143,383)	(10,750,447)	(2,377,393)

Total Increase (Decrease) in Net Assets	(33,612,833)	(36,375,821)	(8,331,585)	(13,679,704)	(2,079,078)

Net Assets as of December 31, 2015:	$115,509,798	$89,472,772	$18,306,795	$35,741,459	$7,414,245

Investment Income:
Reinvested Dividends	4,097,691	4,297,727	352,679	642,573	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,818,276	1,231,465	258,830	491,444	99,836

Net Investment Income (Loss)	2,279,415	3,066,262	93,849	151,129	(99,836)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,606,410	—	1,452,874	575,540	616,766
Realized Gain (Loss) on Investments	(1,378,168)	(211,397)	503,479	(298,522)	327,694

Net Realized Capital Gains (Losses) on Investments	2,228,242	(211,397)	1,956,353	277,018	944,460
Net Change in Unrealized Appreciation (Depreciation)	7,041,900	6,973,332	328,700	1,241,231	(827,299)

Net Gain (Loss) on Investment	9,270,142	6,761,935	2,285,053	1,518,249	117,161
Net Increase (Decrease) in Net Assets Resulting from Operations	11,549,557	9,828,197	2,378,902	1,669,378	17,325

Increase (Decrease) in Net Assets from Contract Transactions	(14,959,677)	(15,988,133)	(2,326,995)	(4,756,618)	(888,100)

Total Increase (Decrease) in Net Assets	(3,410,120)	(6,159,936)	51,907	(3,087,240)	(870,775)

Net Assets as of December 31, 2016:	$112,099,678	$83,312,836	$18,358,702	$32,654,219	$6,543,470

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Invesco V.I. Value Opportunities Series II Shares	Janus Aspen - Enterprise Service Shares	Janus Aspen - Global Research Service Shares	Janus Aspen - Perkins Mid Cap Value Service Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$27,970,466	$24,097,729	$41,374,871	$3,689,741	$59,862,477

Investment Income:
Reinvested Dividends	495,129	162,842	180,980	31,154	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342,472	325,794	531,364	45,328	799,408

Net Investment Income (Loss)	152,657	(162,952)	(350,384)	(14,174)	(799,408)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,626,918	2,365,036	—	296,531	1,694,842
Realized Gain (Loss) on Investments	3,254,944	2,507,120	4,074,938	128,483	256,358

Net Realized Capital Gains (Losses) on Investments	4,881,862	4,872,156	4,074,938	425,014	1,951,200
Net Change in Unrealized Appreciation (Depreciation)	(7,722,638)	(4,025,974)	(4,561,140)	(571,455)	(2,374,538)

Net Gain (Loss) on Investment	(2,840,776)	846,182	(486,202)	(146,441)	(423,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,688,119)	683,230	(836,586)	(160,615)	(1,222,746)

Increase (Decrease) in Net Assets from Contract Transactions	(6,715,952)	(5,016,733)	(10,640,874)	(794,088)	(13,606,076)

Total Increase (Decrease) in Net Assets	(9,404,071)	(4,333,503)	(11,477,460)	(954,703)	(14,828,822)

Net Assets as of December 31, 2015:	$18,566,395	$19,764,226	$29,897,411	$2,735,038	$45,033,655

Investment Income:
Reinvested Dividends	13,225	139,288	255,751	24,773	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255,672	288,240	398,630	39,767	611,267

Net Investment Income (Loss)	(242,447)	(148,952)	(142,879)	(14,994)	(611,267)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,198,723	1,493,333	—	371,882	1,985,386
Realized Gain (Loss) on Investments	729,529	1,036,543	1,369,861	9,687	(743,625)

Net Realized Capital Gains (Losses) on Investments	5,928,252	2,529,876	1,369,861	381,569	1,241,761
Net Change in Unrealized Appreciation (Depreciation)	(3,090,789)	(446,215)	(1,247,346)	70,741	2,020,238

Net Gain (Loss) on Investment	2,837,463	2,083,661	122,515	452,310	3,261,999
Net Increase (Decrease) in Net Assets Resulting from Operations	2,595,016	1,934,709	(20,364)	437,316	2,650,732

Increase (Decrease) in Net Assets from Contract Transactions	(2,829,104)	(1,947,353)	(4,072,103)	(200,047)	(6,348,826)

Total Increase (Decrease) in Net Assets	(234,088)	(12,644)	(4,092,467)	237,269	(3,698,094)

Net Assets as of December 31, 2016:	$18,332,307	$19,751,582	$25,804,944	$2,972,307	$41,335,561

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	State Street Total Return V.I.S. Class 3 Shares	TA AB Dynamic Allocation Initial Class	TA AB Dynamic Allocation Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$73,196,447	$—	$59,012,874	$29,143,207	$339,267,725

Investment Income:
Reinvested Dividends	1,409,107	—	875,526	330,895	3,693,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	922,857	—	976,790	392,257	4,925,850

Net Investment Income (Loss)	486,250	—	(101,264)	(61,362)	(1,232,284)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,229,277	—	1,794,079	—	—
Realized Gain (Loss) on Investments	4,602,814	—	945,126	1,707,173	5,786,865

Net Realized Capital Gains (Losses) on Investments	6,832,091	—	2,739,205	1,707,173	5,786,865
Net Change in Unrealized Appreciation (Depreciation)	(8,369,029)	—	(4,395,417)	(2,021,086)	(11,155,923)

Net Gain (Loss) on Investment	(1,536,938)	—	(1,656,212)	(313,913)	(5,369,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,050,688)	—	(1,757,476)	(375,275)	(6,601,342)

Increase (Decrease) in Net Assets from Contract Transactions	(16,903,770)	—	(2,178,035)	(5,320,364)	13,574,872

Total Increase (Decrease) in Net Assets	(17,954,458)	—	(3,935,511)	(5,695,639)	6,973,530

Net Assets as of December 31, 2015:	$55,241,989	$—	$55,077,363	$23,447,568	$346,241,255

Investment Income:
Reinvested Dividends	1,415,825	164	871,307	328,523	4,342,754
Investment Expense:
Mortality and Expense Risk and Administrative Charges	780,587	42	902,389	329,186	4,826,497

Net Investment Income (Loss)	635,238	122	(31,082)	(663)	(483,743)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,747,849	—	1,010,082	—	—
Realized Gain (Loss) on Investments	1,709,584	(50)	500,432	640,386	4,633,225

Net Realized Capital Gains (Losses) on Investments	3,457,433	(50)	1,510,514	640,386	4,633,225
Net Change in Unrealized Appreciation (Depreciation)	(369,178)	(792)	830,845	(464,247)	(2,067,014)

Net Gain (Loss) on Investment	3,088,255	(842)	2,341,359	176,139	2,566,211
Net Increase (Decrease) in Net Assets Resulting from Operations	3,723,493	(720)	2,310,277	175,476	2,082,468

Increase (Decrease) in Net Assets from Contract Transactions	(7,033,319)	19,494	(3,255,351)	(2,127,500)	(8,425,055)

Total Increase (Decrease) in Net Assets	(3,309,826)	18,774	(945,074)	(1,952,024)	(6,342,587)

Net Assets as of December 31, 2016:	$51,932,163	$18,774	$54,132,289	$21,495,544	$339,898,668

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon Government Money Market Initial Class	TA Aegon Government Money Market Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$115,039,216	$345,246,865	$102,904,592	$132,109,914	$87,871,181

Investment Income:
Reinvested Dividends	5,787	17,859	5,552,200	8,987,761	1,640,727
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,672,642	4,906,835	1,391,082	2,218,029	1,145,841

Net Investment Income (Loss)	(1,666,855)	(4,888,976)	4,161,118	6,769,732	494,886
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	382,505
Realized Gain (Loss) on Investments	—	(1)	1,308,863	(1,908,312)	(2,141,421)

Net Realized Capital Gains (Losses) on Investments	—	(1)	1,308,863	(1,908,312)	(1,758,916)
Net Change in Unrealized Appreciation (Depreciation)	—	1	(10,115,169)	(13,769,324)	293,375

Net Gain (Loss) on Investment	—	—	(8,806,306)	(15,677,636)	(1,465,541)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,666,855)	(4,888,976)	(4,645,188)	(8,907,904)	(970,655)

Increase (Decrease) in Net Assets from Contract Transactions	4,688,536	43,406,646	(18,719,946)	13,821,563	(15,786,691)

Total Increase (Decrease) in Net Assets	3,021,681	38,517,670	(23,365,134)	4,913,659	(16,757,346)

Net Assets as of December 31, 2015:	$118,060,897	$383,764,535	$79,539,458	$137,023,573	$71,113,835

Investment Income:
Reinvested Dividends	6,614	19,966	4,964,898	9,026,847	514,498
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,740,504	5,415,665	1,198,512	2,196,070	1,159,428

Net Investment Income (Loss)	(1,733,890)	(5,395,699)	3,766,386	6,830,777	(644,930)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	(420,462)	(3,922,638)	(1,190,529)

Net Realized Capital Gains (Losses) on Investments	—	—	(420,462)	(3,922,638)	(1,190,529)
Net Change in Unrealized Appreciation (Depreciation)	—	—	7,191,741	16,022,419	865,081

Net Gain (Loss) on Investment	—	—	6,771,279	12,099,781	(325,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,733,890)	(5,395,699)	10,537,665	18,930,558	(970,378)

Increase (Decrease) in Net Assets from Contract Transactions	(6,953,071)	5,590,348	(4,677,617)	(366,673)	3,419,313

Total Increase (Decrease) in Net Assets	(8,686,961)	194,649	5,860,048	18,563,885	2,448,935

Net Assets as of December 31, 2016:	$109,373,936	$383,959,184	$85,399,506	$155,587,458	$73,562,770

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Service Class	TA Asset Allocation - Growth Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$211,171,453	$—	$239,339,037	$1,091,927,020	$361,493,975

Investment Income:
Reinvested Dividends	3,472,704	—	4,594,846	21,351,803	4,956,244
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,463,714	458,757	3,190,965	15,201,451	4,712,292

Net Investment Income (Loss)	8,990	(458,757)	1,403,881	6,150,352	243,952
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	928,571	—	8,160,003	42,839,235	—
Realized Gain (Loss) on Investments	(3,580,596)	(57,129)	4,886,778	11,790,763	28,886,904

Net Realized Capital Gains (Losses) on Investments	(2,652,025)	(57,129)	13,046,781	54,629,998	28,886,904
Net Change in Unrealized Appreciation (Depreciation)	(2,468,059)	(986,156)	(20,730,926)	(98,097,936)	(36,260,278)

Net Gain (Loss) on Investment	(5,120,084)	(1,043,285)	(7,684,145)	(43,467,938)	(7,373,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,111,094)	(1,502,042)	(6,280,264)	(37,317,586)	(7,129,422)

Increase (Decrease) in Net Assets from Contract Transactions	143,804,229	121,357,288	(43,308,579)	(15,391,424)	(81,321,524)

Total Increase (Decrease) in Net Assets	138,693,135	119,855,246	(49,588,843)	(52,709,010)	(88,450,946)

Net Assets as of December 31, 2015:	$349,864,588	$119,855,246	$189,750,194	$1,039,218,010	$273,043,029

Investment Income:
Reinvested Dividends	1,918,535	1,398,218	3,824,970	18,785,162	5,643,952
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,220,947	2,949,953	2,789,492	14,446,620	3,807,339

Net Investment Income (Loss)	(4,302,412)	(1,551,735)	1,035,478	4,338,542	1,836,613
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	4,172,201	23,463,654	—
Realized Gain (Loss) on Investments	389,755	3,230	(645,513)	(2,920,930)	10,367,544

Net Realized Capital Gains (Losses) on Investments	389,755	3,230	3,526,688	20,542,724	10,367,544
Net Change in Unrealized Appreciation (Depreciation)	162,748	14,321,273	1,201,733	4,855,411	(1,185,117)

Net Gain (Loss) on Investment	552,503	14,324,503	4,728,421	25,398,135	9,182,427
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,749,909)	12,772,768	5,763,899	29,736,677	11,019,040

Increase (Decrease) in Net Assets from Contract Transactions	38,422,328	229,949,565	(18,632,199)	(47,297,042)	(29,570,883)

Total Increase (Decrease) in Net Assets	34,672,419	242,722,333	(12,868,300)	(17,560,365)	(18,551,843)

Net Assets as of December 31, 2016:	$384,537,007	$362,577,579	$176,881,894	$1,021,657,645	$254,491,186

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$203,683,787	$558,320,285	$5,316,426,982	$658,335,948	$3,454,997,510

Investment Income:
Reinvested Dividends	2,986,874	9,409,831	97,853,622	12,062,611	67,908,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,033,060	7,233,701	72,227,359	8,608,076	50,560,848

Net Investment Income (Loss)	(46,186)	2,176,130	25,626,263	3,454,535	17,347,190
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	15,913,077	185,685,562	9,000,628	57,223,768
Realized Gain (Loss) on Investments	7,578,194	26,749,798	52,855,461	33,089,626	73,236,586

Net Realized Capital Gains (Losses) on Investments	7,578,194	42,662,875	238,541,023	42,090,254	130,460,354
Net Change in Unrealized Appreciation (Depreciation)	(15,218,624)	(59,032,066)	(464,964,052)	(61,416,275)	(281,657,622)

Net Gain (Loss) on Investment	(7,640,430)	(16,369,191)	(226,423,029)	(19,326,021)	(151,197,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,686,616)	(14,193,061)	(200,796,766)	(15,871,486)	(133,850,078)

Increase (Decrease) in Net Assets from Contract Transactions	1,160,284	(125,413,007)	(82,221,301)	(142,493,677)	(48,501,523)

Total Increase (Decrease) in Net Assets	(6,526,332)	(139,606,068)	(283,018,067)	(158,365,163)	(182,351,601)

Net Assets as of December 31, 2015:	$197,157,455	$418,714,217	$5,033,408,915	$499,970,785	$3,272,645,909

Investment Income:
Reinvested Dividends	3,494,762	8,882,508	96,247,253	9,746,867	56,957,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,597,904	5,964,442	66,093,891	7,117,512	46,501,257

Net Investment Income (Loss)	896,858	2,918,066	30,153,362	2,629,355	10,456,710
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,122,008	124,897,398	26,214,499	176,561,797
Realized Gain (Loss) on Investments	5,398,467	6,571,800	15,643,392	9,183,006	33,846,317

Net Realized Capital Gains (Losses) on Investments	5,398,467	16,693,808	140,540,790	35,397,505	210,408,114
Net Change in Unrealized Appreciation (Depreciation)	306,619	(3,909,028)	13,812,981	(15,175,708)	(73,965,923)

Net Gain (Loss) on Investment	5,705,086	12,784,780	154,353,771	20,221,797	136,442,191
Net Increase (Decrease) in Net Assets Resulting from Operations	6,601,944	15,702,846	184,507,133	22,851,152	146,898,901

Increase (Decrease) in Net Assets from Contract Transactions	(19,093,951)	(31,114,607)	(333,357,122)	(45,330,832)	(170,423,955)

Total Increase (Decrease) in Net Assets	(12,492,007)	(15,411,761)	(148,849,989)	(22,479,680)	(23,525,054)

Net Assets as of December 31, 2016:	$184,665,448	$403,302,456	$4,884,558,926	$477,491,105	$3,249,120,855

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Equity Smart Beta 100 Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net Assets as of December 31, 2014:	$461,315,863	$153,661,743	$—	$1,227,043,635

Investment Income:
Reinvested Dividends	7,229,224	2,538,416	—	20,124,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,813,525	2,218,421	—	17,130,052

Net Investment Income (Loss)	1,415,699	319,995	—	2,994,300
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	103,477,350
Realized Gain (Loss) on Investments	37,598,433	7,272,555	—	14,152,071

Net Realized Capital Gains (Losses) on Investments	37,598,433	7,272,555	—	117,629,421
Net Change in Unrealized Appreciation (Depreciation)	(58,547,745)	(15,960,503)	—	(150,689,022)

Net Gain (Loss) on Investment	(20,949,312)	(8,687,948)	—	(33,059,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,533,613)	(8,367,953)	—	(30,065,301)

Increase (Decrease) in Net Assets from Contract Transactions	(91,972,454)	(269,934)	—	(18,801,909)

Total Increase (Decrease) in Net Assets	(111,506,067)	(8,637,887)	—	(48,867,210)

Net Assets as of December 31, 2015:	$349,809,796	$145,023,856	$—	$1,178,176,425

Investment Income:
Reinvested Dividends	7,455,376	2,939,251	—	4,606,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,024,268	2,180,690	59,366	17,009,729

Net Investment Income (Loss)	2,431,108	758,561	(59,366)	(12,402,921)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	7,136,776
Realized Gain (Loss) on Investments	16,331,527	4,909,031	(12,833)	(4,943,716)

Net Realized Capital Gains (Losses) on Investments	16,331,527	4,909,031	(12,833)	2,193,060
Net Change in Unrealized Appreciation (Depreciation)	24,445,825	12,677,327	92,851	48,221,462

Net Gain (Loss) on Investment	40,777,352	17,586,358	80,018	50,414,522
Net Increase (Decrease) in Net Assets Resulting from Operations	43,208,460	18,344,919	20,652	38,011,601

Increase (Decrease) in Net Assets from Contract Transactions	(29,019,235)	5,005,046	23,102,327	51,869,511

Total Increase (Decrease) in Net Assets	14,189,225	23,349,965	23,122,979	89,881,112

Net Assets as of December 31, 2016:	$363,999,021	$168,373,821	$23,122,979	$1,268,057,537

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Smart Beta 50 Service Class	TA BlackRock Smart Beta 75 Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of December 31, 2014:	$9,560,920	$10,712,850	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,017,426	1,224,736	—	—

Net Investment Income (Loss)	(1,017,426)	(1,224,736)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(230,711)	(165,659)	—	—

Net Realized Capital Gains (Losses) on Investments	(230,711)	(165,659)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,890,788)	(9,055,506)	—	—

Net Gain (Loss) on Investment	(6,121,499)	(9,221,165)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,138,925)	(10,445,901)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	125,776,300	150,383,397	—	—

Total Increase (Decrease) in Net Assets	118,637,375	139,937,496	—	—

Net Assets as of December 31, 2015:	$128,198,295	$150,650,346	$—	$—

Investment Income:
Reinvested Dividends	2,971,545	3,417,364	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,995,164	2,237,482	209,021	43,691

Net Investment Income (Loss)	976,381	1,179,882	(209,021)	(43,691)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,905,149	9,574,729	—	—
Realized Gain (Loss) on Investments	(2,766,262)	(3,284,911)	30,186	15,965

Net Realized Capital Gains (Losses) on Investments	7,138,887	6,289,818	30,186	15,965
Net Change in Unrealized Appreciation (Depreciation)	(9,013,055)	(9,554,872)	(107,122)	69,548

Net Gain (Loss) on Investment	(1,874,168)	(3,265,054)	(76,936)	85,513
Net Increase (Decrease) in Net Assets Resulting from Operations	(897,787)	(2,085,172)	(285,957)	41,822

Increase (Decrease) in Net Assets from Contract Transactions	34,838,452	19,846,947	42,260,756	11,464,594

Total Increase (Decrease) in Net Assets	33,940,665	17,761,775	41,974,799	11,506,416

Net Assets as of December 31, 2016:	$162,138,960	$168,412,121	$41,974,799	$11,506,416

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Tactical Allocation Service Class	TA Clarion Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$1,394,587,714	$61,698,855	$92,625,420	$79,791	$560,090,151

Investment Income:
Reinvested Dividends	24,822,499	2,377,646	3,845,688	1,600	10,741,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,234,861	834,135	1,385,199	367	8,837,503

Net Investment Income (Loss)	4,587,638	1,543,511	2,460,489	1,233	1,904,347
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454,904	—	—	—	—
Realized Gain (Loss) on Investments	16,629,358	3,012,971	2,199,070	68	8,676,357

Net Realized Capital Gains (Losses) on Investments	87,084,262	3,012,971	2,199,070	68	8,676,357
Net Change in Unrealized Appreciation (Depreciation)	(113,949,656)	(5,696,062)	(7,130,408)	(2,994)	(33,452,459)

Net Gain (Loss) on Investment	(26,865,394)	(2,683,091)	(4,931,338)	(2,926)	(24,776,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,277,756)	(1,139,580)	(2,470,849)	(1,693)	(22,871,755)

Increase (Decrease) in Net Assets from Contract Transactions	30,165,405	(10,531,067)	(692,535)	18	58,234,693

Total Increase (Decrease) in Net Assets	7,887,649	(11,670,647)	(3,163,384)	(1,675)	35,362,938

Net Assets as of December 31, 2015:	$1,402,475,363	$50,028,208	$89,462,036	$78,116	$595,453,089

Investment Income:
Reinvested Dividends	32,932,340	846,761	1,245,132	1,679	10,463,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,963,698	700,110	1,276,356	349	8,201,821

Net Investment Income (Loss)	12,968,642	146,651	(31,224)	1,330	2,261,566
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,921,849	—	—	—	—
Realized Gain (Loss) on Investments	5,164,483	1,299,128	1,175,789	34	3,144,149

Net Realized Capital Gains (Losses) on Investments	53,086,332	1,299,128	1,175,789	34	3,144,149
Net Change in Unrealized Appreciation (Depreciation)	(17,726,377)	(1,903,615)	(2,257,078)	(739)	(8,217,658)

Net Gain (Loss) on Investment	35,359,955	(604,487)	(1,081,289)	(705)	(5,073,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,328,597	(457,836)	(1,112,513)	625	(2,811,943)

Increase (Decrease) in Net Assets from Contract Transactions	(6,592,984)	(5,034,211)	(4,037,900)	1,381	(41,526,221)

Total Increase (Decrease) in Net Assets	41,735,613	(5,492,047)	(5,150,413)	2,006	(44,338,164)

Net Assets as of December 31, 2016:	$1,444,210,976	$44,536,161	$84,311,623	$80,122	$551,114,925

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$351,230,964	$99,193,842	$69,299,132	$218,374,436	$67,454,449

Investment Income:
Reinvested Dividends	3,908,812	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,632,710	1,231,936	1,036,410	2,959,287	1,186,731

Net Investment Income (Loss)	(2,723,898)	(1,231,936)	(1,036,410)	(2,959,287)	(1,186,731)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,945,213	11,794,971	11,270,467	14,924,169	6,715,916
Realized Gain (Loss) on Investments	5,623,981	6,232,778	546,636	18,944,936	2,443,911

Net Realized Capital Gains (Losses) on Investments	17,569,194	18,027,749	11,817,103	33,869,105	9,159,827
Net Change in Unrealized Appreciation (Depreciation)	(22,374,696)	(21,505,251)	(15,873,878)	(10,851,481)	(1,560,670)

Net Gain (Loss) on Investment	(4,805,502)	(3,477,502)	(4,056,775)	23,017,624	7,599,157
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,529,400)	(4,709,438)	(5,093,185)	20,058,337	6,412,426

Increase (Decrease) in Net Assets from Contract Transactions	218,707,249	(25,359,931)	3,953,617	(46,205,552)	22,814,125

Total Increase (Decrease) in Net Assets	211,177,849	(30,069,369)	(1,139,568)	(26,147,215)	29,226,551

Net Assets as of December 31, 2015:	$562,408,813	$69,124,473	$68,159,564	$192,227,221	$96,681,000

Investment Income:
Reinvested Dividends	6,859,000	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,769,636	886,818	884,029	2,475,472	1,288,467

Net Investment Income (Loss)	(1,910,636)	(886,818)	(884,029)	(2,475,472)	(1,288,467)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,696,795	5,689,511	5,997,840	30,242,323	16,495,741
Realized Gain (Loss) on Investments	8,381,278	(960,178)	(4,559,216)	6,003,051	533,825

Net Realized Capital Gains (Losses) on Investments	14,078,073	4,729,333	1,438,624	36,245,374	17,029,566
Net Change in Unrealized Appreciation (Depreciation)	7,012,769	(6,480,033)	(3,241,525)	(40,251,968)	(19,026,960)

Net Gain (Loss) on Investment	21,090,842	(1,750,700)	(1,802,901)	(4,006,594)	(1,997,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,180,206	(2,637,518)	(2,686,930)	(6,482,066)	(3,285,861)

Increase (Decrease) in Net Assets from Contract Transactions	106,359,221	(6,258,652)	(2,150,732)	(20,189,643)	(4,969,002)

Total Increase (Decrease) in Net Assets	125,539,427	(8,896,170)	(4,837,662)	(26,671,709)	(8,254,863)

Net Assets as of December 31, 2016:	$687,948,240	$60,228,303	$63,321,902	$165,555,512	$88,426,137

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$139,476,584	$117,249,774	$36,235,761	$151,741,957

Investment Income:
Reinvested Dividends	2,895,415	1,022,961	333,275	1,207,345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,215,741	1,584,921	571,680	2,407,416

Net Investment Income (Loss)	679,674	(561,960)	(238,405)	(1,200,071)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	7,581,613	2,961,755	10,820,181
Realized Gain (Loss) on Investments	107,777	11,453,420	894,360	7,400,370

Net Realized Capital Gains (Losses) on Investments	107,777	19,035,033	3,856,115	18,220,551
Net Change in Unrealized Appreciation (Depreciation)	(2,678,494)	(19,852,431)	(4,555,306)	(24,789,737)

Net Gain (Loss) on Investment	(2,570,717)	(817,398)	(699,191)	(6,569,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,891,043)	(1,379,358)	(937,596)	(7,769,257)

Increase (Decrease) in Net Assets from Contract Transactions	36,316,443	(14,584,831)	4,416,154	13,184,089

Total Increase (Decrease) in Net Assets	34,425,400	(15,964,189)	3,478,558	5,414,832

Net Assets as of December 31, 2015:	$173,901,984	$101,285,585	$39,714,319	$157,156,789

Investment Income:
Reinvested Dividends	4,016,554	410,103	78,214	3,377,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,855,817	1,449,464	611,090	2,502,761

Net Investment Income (Loss)	1,160,737	(1,039,361)	(532,876)	874,432
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,241,555	982,439	28,246,982
Realized Gain (Loss) on Investments	319,871	4,525,574	120,864	1,317,823

Net Realized Capital Gains (Losses) on Investments	319,871	6,767,129	1,103,303	29,564,805
Net Change in Unrealized Appreciation (Depreciation)	(1,333,081)	3,708,951	3,374,395	(10,255,191)

Net Gain (Loss) on Investment	(1,013,210)	10,476,080	4,477,698	19,309,614
Net Increase (Decrease) in Net Assets Resulting from Operations	147,527	9,436,719	3,944,822	20,184,046

Increase (Decrease) in Net Assets from Contract Transactions	51,354,701	(4,108,109)	8,307,114	21,306,372

Total Increase (Decrease) in Net Assets	51,502,228	5,328,610	12,251,936	41,490,418

Net Assets as of December 31, 2016:	$225,404,212	$106,614,195	$51,966,255	$198,647,207

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Madison Balanced Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$825,197,475	$738,870,798	$297,102,967	$94,800,820

Investment Income:
Reinvested Dividends	11,211,154	8,701,510	3,076,373	1,782,986
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,873,561	12,631,655	6,141,470	1,294,954

Net Investment Income (Loss)	(1,662,407)	(3,930,145)	(3,065,097)	488,032
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	6,486,117
Realized Gain (Loss) on Investments	5,721,994	6,297,322	4,342,812	344,533

Net Realized Capital Gains (Losses) on Investments	5,721,994	6,297,322	4,342,812	6,830,650
Net Change in Unrealized Appreciation (Depreciation)	(23,551,564)	(40,236,273)	(24,690,023)	(9,381,701)

Net Gain (Loss) on Investment	(17,829,570)	(33,938,951)	(20,347,211)	(2,551,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,491,977)	(37,869,096)	(23,412,308)	(2,063,019)

Increase (Decrease) in Net Assets from Contract Transactions	291,369,258	424,799,604	254,917,490	5,863,990

Total Increase (Decrease) in Net Assets	271,877,281	386,930,508	231,505,182	3,800,971

Net Assets as of December 31, 2015:	$1,097,074,756	$1,125,801,306	$528,608,149	$98,601,791

Investment Income:
Reinvested Dividends	13,684,866	13,072,935	5,528,319	1,889,811
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,208,773	15,615,654	7,304,109	1,362,509

Net Investment Income (Loss)	(1,523,907)	(2,542,719)	(1,775,790)	527,302
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	25,657,065	10,154,887	2,282,273
Realized Gain (Loss) on Investments	9,038,809	7,622,987	4,367,250	(197,050)

Net Realized Capital Gains (Losses) on Investments	9,038,809	33,280,052	14,522,137	2,085,223
Net Change in Unrealized Appreciation (Depreciation)	24,826,380	(54,146,056)	(25,051,336)	1,361,517

Net Gain (Loss) on Investment	33,865,189	(20,866,004)	(10,529,199)	3,446,740
Net Increase (Decrease) in Net Assets Resulting from Operations	32,341,282	(23,408,723)	(12,304,989)	3,974,042

Increase (Decrease) in Net Assets from Contract Transactions	124,472,451	72,024,169	(2,419,076)	2,436,708

Total Increase (Decrease) in Net Assets	156,813,733	48,615,446	(14,724,065)	6,410,750

Net Assets as of December 31, 2016:	$1,253,888,489	$1,174,416,752	$513,884,084	$105,012,541

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Madison Conservative Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount
Net Assets as of December 31, 2014:	$74,746,336	$105,588,057	$4,522,734,970	$674,485,127	$2,857,654,356

Investment Income:
Reinvested Dividends	1,287,137	1,109,464	67,420,882	11,000,626	42,541,783
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034,341	1,445,518	68,014,311	9,527,478	39,352,101

Net Investment Income (Loss)	252,796	(336,054)	(593,429)	1,473,148	3,189,682
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,245,703	2,024,035	212,281,563	32,162,091	248,375,813
Realized Gain (Loss) on Investments	99,639	778,401	20,434,582	3,606,482	16,481,858

Net Realized Capital Gains (Losses) on Investments	3,345,342	2,802,436	232,716,145	35,768,573	264,857,671
Net Change in Unrealized Appreciation (Depreciation)	(5,193,961)	(3,767,223)	(406,937,442)	(52,355,524)	(412,358,295)

Net Gain (Loss) on Investment	(1,848,619)	(964,787)	(174,221,297)	(16,586,951)	(147,500,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,595,823)	(1,300,841)	(174,814,726)	(15,113,803)	(144,310,942)

Increase (Decrease) in Net Assets from Contract Transactions	961,996	5,471,192	1,146,022,054	74,705,661	115,526,343

Total Increase (Decrease) in Net Assets	(633,827)	4,170,351	971,207,328	59,591,858	(28,784,599)

Net Assets as of December 31, 2015:	$74,112,509	$109,758,408	$5,493,942,298	$734,076,985	$2,828,869,757

Investment Income:
Reinvested Dividends	1,541,347	1,498,483	92,495,544	12,583,206	44,426,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,026,659	1,515,608	71,370,880	10,122,887	36,719,505

Net Investment Income (Loss)	514,688	(17,125)	21,124,664	2,460,319	7,706,756
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	561,806	733,575	45,389,462	7,042,590	—
Realized Gain (Loss) on Investments	(224,877)	1,058,643	892,376	(554,939)	(33,716,208)

Net Realized Capital Gains (Losses) on Investments	336,929	1,792,218	46,281,838	6,487,651	(33,716,208)
Net Change in Unrealized Appreciation (Depreciation)	1,149,175	4,191,893	70,095,663	11,605,547	113,828,987

Net Gain (Loss) on Investment	1,486,104	5,984,111	116,377,501	18,093,198	80,112,779
Net Increase (Decrease) in Net Assets Resulting from Operations	2,000,792	5,966,986	137,502,165	20,553,517	87,819,535

Increase (Decrease) in Net Assets from Contract Transactions	(3,096,205)	242,108	41,731,343	22,372,978	(217,014,991)

Total Increase (Decrease) in Net Assets	(1,095,413)	6,209,094	179,233,508	42,926,495	(129,195,456)

Net Assets as of December 31, 2016:	$73,017,096	$115,967,502	$5,673,175,806	$777,003,480	$2,699,674,301

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Market Participation Strategy Service Class	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$418,144,147	$79,559,722	$62,827,783	$118,184,347	$34,839,910

Investment Income:
Reinvested Dividends	—	1,222,548	1,180,061	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,171,551	1,148,166	1,103,114	1,633,471	660,849

Net Investment Income (Loss)	(6,171,551)	74,382	76,947	(1,633,471)	(660,849)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,303,256	—	—	8,514,582	3,934,405
Realized Gain (Loss) on Investments	3,716,754	4,471,311	1,332,986	11,546,982	2,573,808

Net Realized Capital Gains (Losses) on Investments	20,020,010	4,471,311	1,332,986	20,061,564	6,508,213
Net Change in Unrealized Appreciation (Depreciation)	(34,973,956)	(4,947,339)	(4,072,034)	(7,131,057)	(2,285,365)

Net Gain (Loss) on Investment	(14,953,946)	(476,028)	(2,739,048)	12,930,507	4,222,848
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,125,497)	(401,646)	(2,662,101)	11,297,036	3,561,999

Increase (Decrease) in Net Assets from Contract Transactions	55,748,721	(8,033,630)	22,532,029	(25,213,565)	14,933,229

Total Increase (Decrease) in Net Assets	34,623,224	(8,435,276)	19,869,928	(13,916,529)	18,495,228

Net Assets as of December 31, 2015:	$452,767,371	$71,124,446	$82,697,711	$104,267,818	$53,335,138

Investment Income:
Reinvested Dividends	714,062	991,276	1,090,723	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,254,015	951,438	1,145,639	1,422,288	768,600

Net Investment Income (Loss)	(5,539,953)	39,838	(54,916)	(1,422,288)	(768,600)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,490,035	496,051	635,990	14,344,336	8,256,630
Realized Gain (Loss) on Investments	3,380,884	1,343,577	(425,275)	3,794,332	(15,455)

Net Realized Capital Gains (Losses) on Investments	9,870,919	1,839,628	210,715	18,138,668	8,241,175
Net Change in Unrealized Appreciation (Depreciation)	7,934,888	(3,029,157)	(1,543,402)	(20,711,980)	(9,585,791)

Net Gain (Loss) on Investment	17,805,807	(1,189,529)	(1,332,687)	(2,573,312)	(1,344,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,265,854	(1,149,691)	(1,387,603)	(3,995,600)	(2,113,216)

Increase (Decrease) in Net Assets from Contract Transactions	(12,021,923)	(4,680,935)	3,112,737	(7,356,972)	1,973,884

Total Increase (Decrease) in Net Assets	243,931	(5,830,626)	1,725,134	(11,352,572)	(139,332)

Net Assets as of December 31, 2016:	$453,011,302	$65,293,820	$84,422,845	$92,915,246	$53,195,806

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$73,575,633	$270,653,285	$1,029,166	$533,120,857	$132,338,428

Investment Income:
Reinvested Dividends	991,087	3,447,148	5,360	—	580,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,061,733	4,250,262	16,036	7,801,053	2,646,211

Net Investment Income (Loss)	(70,646)	(803,114)	(10,676)	(7,801,053)	(2,066,107)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,464,198	14,001,712	12,101	19,506,100	4,642,670
Realized Gain (Loss) on Investments	1,720,238	5,134,757	(2,785)	3,255,106	1,643,727

Net Realized Capital Gains (Losses) on Investments	5,184,436	19,136,469	9,316	22,761,206	6,286,397
Net Change in Unrealized Appreciation (Depreciation)	(5,974,237)	(22,892,603)	(115,489)	(38,287,536)	(12,212,113)

Net Gain (Loss) on Investment	(789,801)	(3,756,134)	(106,173)	(15,526,330)	(5,925,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	(860,447)	(4,559,248)	(116,849)	(23,327,383)	(7,991,823)

Increase (Decrease) in Net Assets from Contract Transactions	(1,157,100)	81,313,819	848,459	62,143,501	99,012,760

Total Increase (Decrease) in Net Assets	(2,017,547)	76,754,571	731,610	38,816,118	91,020,937

Net Assets as of December 31, 2015:	$71,558,086	$347,407,856	$1,760,776	$571,936,975	$223,359,365

Investment Income:
Reinvested Dividends	726,357	5,228,016	41,999	1,686,498	987,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,080,640	7,651,445	18,026	7,972,300	3,282,792

Net Investment Income (Loss)	(354,283)	(2,423,429)	23,973	(6,285,802)	(2,295,745)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,459,419	20,339,320	—	—	—
Realized Gain (Loss) on Investments	428,893	1,620,349	(25,612)	2,371,624	1,374,624

Net Realized Capital Gains (Losses) on Investments	2,888,312	21,959,669	(25,612)	2,371,624	1,374,624
Net Change in Unrealized Appreciation (Depreciation)	2,050,774	16,043,324	17,856	26,187,946	8,847,951

Net Gain (Loss) on Investment	4,939,086	38,002,993	(7,756)	28,559,570	10,222,575
Net Increase (Decrease) in Net Assets Resulting from Operations	4,584,803	35,579,564	16,217	22,273,768	7,926,830

Increase (Decrease) in Net Assets from Contract Transactions	2,885,034	521,856,234	(175,886)	15,940,910	42,096,016

Total Increase (Decrease) in Net Assets	7,469,837	557,435,798	(159,669)	38,214,678	50,022,846

Net Assets as of December 31, 2016:	$79,027,923	$904,843,654	$1,601,107	$610,151,653	$273,382,211

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$171,846,465	$245,905,910	$859,856,281	$182,242,932

Investment Income:
Reinvested Dividends	—	5,338,577	21,682,640	2,253,316
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,487,693	3,147,140	11,911,408	2,604,572

Net Investment Income (Loss)	(3,487,693)	2,191,437	9,771,232	(351,256)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,264,639	5,061,690	22,623,475	—
Realized Gain (Loss) on Investments	1,320,701	(154,838)	(4,050,122)	(2,181,206)

Net Realized Capital Gains (Losses) on Investments	7,585,340	4,906,852	18,573,353	(2,181,206)
Net Change in Unrealized Appreciation (Depreciation)	(18,145,091)	(8,290,619)	(35,736,097)	(5,298,527)

Net Gain (Loss) on Investment	(10,559,751)	(3,383,767)	(17,162,744)	(7,479,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,047,444)	(1,192,330)	(7,391,512)	(7,830,989)

Increase (Decrease) in Net Assets from Contract Transactions	130,805,006	(51,771,662)	(18,888,316)	3,845,211

Total Increase (Decrease) in Net Assets	116,757,562	(52,963,992)	(26,279,828)	(3,985,778)

Net Assets as of December 31, 2015:	$288,604,027	$192,941,918	$833,576,453	$178,257,154

Investment Income:
Reinvested Dividends	—	4,477,719	18,743,258	1,041,227
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,360,063	2,792,877	11,780,932	2,508,809

Net Investment Income (Loss)	(4,360,063)	1,684,842	6,962,326	(1,467,582)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	148,397	691,966	—
Realized Gain (Loss) on Investments	984,394	(1,377,576)	(6,181,135)	(3,163,036)

Net Realized Capital Gains (Losses) on Investments	984,394	(1,229,179)	(5,489,169)	(3,163,036)
Net Change in Unrealized Appreciation (Depreciation)	14,188,586	1,836,492	7,649,836	8,321,693

Net Gain (Loss) on Investment	15,172,980	607,313	2,160,667	5,158,657
Net Increase (Decrease) in Net Assets Resulting from Operations	10,812,917	2,292,155	9,122,993	3,691,075

Increase (Decrease) in Net Assets from Contract Transactions	34,827,035	(13,914,903)	(15,794,282)	(6,600,744)

Total Increase (Decrease) in Net Assets	45,639,952	(11,622,748)	(6,671,289)	(2,909,669)

Net Assets as of December 31, 2016:	$334,243,979	$181,319,170	$826,905,164	$175,347,485

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$18,066,570	$413,140,719	$1,586,689,643	$650,876,591

Investment Income:
Reinvested Dividends	—	4,379,106	15,589,397	6,764,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	317,248	5,806,251	21,171,889	9,274,689

Net Investment Income (Loss)	(317,248)	(1,427,145)	(5,582,492)	(2,510,565)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	12,679,800	64,628,984	39,308,606
Realized Gain (Loss) on Investments	(5,772,636)	1,190,875	4,845,553	4,564,821

Net Realized Capital Gains (Losses) on Investments	(5,772,636)	13,870,675	69,474,537	43,873,427
Net Change in Unrealized Appreciation (Depreciation)	1,262,781	(28,892,011)	(155,342,713)	(96,791,769)

Net Gain (Loss) on Investment	(4,509,855)	(15,021,336)	(85,868,176)	(52,918,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,827,103)	(16,448,481)	(91,450,668)	(55,428,907)

Increase (Decrease) in Net Assets from Contract Transactions	19,570,200	36,270,448	41,887,543	51,426,785

Total Increase (Decrease) in Net Assets	14,743,097	19,821,967	(49,563,125)	(4,002,122)

Net Assets as of December 31, 2015:	$32,809,667	$432,962,686	$1,537,126,518	$646,874,469

Investment Income:
Reinvested Dividends	—	5,547,781	18,533,964	6,675,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	605,139	5,772,933	19,710,056	8,447,086

Net Investment Income (Loss)	(605,139)	(225,152)	(1,176,092)	(1,771,699)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(9,349,658)	(1,303,348)	(3,421,943)	(8,043,648)

Net Realized Capital Gains (Losses) on Investments	(9,349,658)	(1,303,348)	(3,421,943)	(8,043,648)
Net Change in Unrealized Appreciation (Depreciation)	(7,131,852)	7,341,945	17,811,376	13,180,018

Net Gain (Loss) on Investment	(16,481,510)	6,038,597	14,389,433	5,136,370
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,086,649)	5,813,445	13,213,341	3,364,671

Increase (Decrease) in Net Assets from Contract Transactions	18,134,179	(13,639,563)	(101,550,608)	(58,800,055)

Total Increase (Decrease) in Net Assets	1,047,530	(7,826,118)	(88,337,267)	(55,435,384)

Net Assets as of December 31, 2016:	$33,857,197	$425,136,568	$1,448,789,251	$591,439,085

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Small/ Mid Cap Value Initial Class	TA Small/ Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$156,210,025	$91,247,465	$126,270,687	$141,930,797	$191,072,993

Investment Income:
Reinvested Dividends	1,369,169	744,807	—	—	894,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,006,645	1,357,713	1,773,652	2,395,848	2,503,829

Net Investment Income (Loss)	(637,476)	(612,906)	(1,773,652)	(2,395,848)	(1,609,763)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,624,664	11,178,382	8,891,417	13,280,694	31,028,105
Realized Gain (Loss) on Investments	6,057,853	429,525	14,272,113	5,809,210	20,207,504

Net Realized Capital Gains (Losses) on Investments	21,682,517	11,607,907	23,163,530	19,089,904	51,235,609
Net Change in Unrealized Appreciation (Depreciation)	(25,692,546)	(15,134,915)	(19,070,077)	(17,031,737)	(53,384,058)

Net Gain (Loss) on Investment	(4,010,029)	(3,527,008)	4,093,453	2,058,167	(2,148,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,647,505)	(4,139,914)	2,319,801	(337,681)	(3,758,212)

Increase (Decrease) in Net Assets from Contract Transactions	(27,874,305)	1,462,226	(20,208,222)	25,123,126	(36,649,055)

Total Increase (Decrease) in Net Assets	(32,521,810)	(2,677,688)	(17,888,421)	24,785,445	(40,407,267)

Net Assets as of December 31, 2015:	$123,688,215	$88,569,777	$108,382,266	$166,716,242	$150,665,726

Investment Income:
Reinvested Dividends	937,320	488,506	—	—	699,544
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,706,851	1,311,027	1,522,633	2,462,346	2,110,392

Net Investment Income (Loss)	(769,531)	(822,521)	(1,522,633)	(2,462,346)	(1,410,848)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,083,953	9,420,132	12,867,239	22,161,103	—
Realized Gain (Loss) on Investments	1,232,919	(2,491,942)	5,535,730	2,118,475	7,852,106

Net Realized Capital Gains (Losses) on Investments	13,316,872	6,928,190	18,402,969	24,279,578	7,852,106
Net Change in Unrealized Appreciation (Depreciation)	9,055,489	10,002,219	(7,368,415)	(6,290,023)	931,430

Net Gain (Loss) on Investment	22,372,361	16,930,409	11,034,554	17,989,555	8,783,536
Net Increase (Decrease) in Net Assets Resulting from Operations	21,602,830	16,107,888	9,511,921	15,527,209	7,372,688

Increase (Decrease) in Net Assets from Contract Transactions	(15,447,961)	7,033,167	(5,603,856)	9,269,323	(16,530,931)

Total Increase (Decrease) in Net Assets	6,154,869	23,141,055	3,908,065	24,796,532	(9,158,243)

Net Assets as of December 31, 2016:	$129,843,084	$111,710,832	$112,290,331	$191,512,774	$141,507,483

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Torray Concentrated Growth Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$36,258,952	$87,463,695	$29,124,189	$301,151,694	$77,258,557

Investment Income:
Reinvested Dividends	115,420	2,492,158	1,015,642	1,978,905	465,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	560,346	1,210,147	500,201	4,086,020	1,267,022

Net Investment Income (Loss)	(444,926)	1,282,011	515,441	(2,107,115)	(801,484)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,954,626	—	—	86,819,517	29,353,729
Realized Gain (Loss) on Investments	492,536	2,286,539	802,978	21,399,301	1,902,673

Net Realized Capital Gains (Losses) on Investments	7,447,162	2,286,539	802,978	108,218,818	31,256,402
Net Change in Unrealized Appreciation (Depreciation)	(8,197,958)	(3,154,963)	(1,960,711)	(90,078,369)	(26,738,755)

Net Gain (Loss) on Investment	(750,796)	(868,424)	(1,157,733)	18,140,449	4,517,647
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,195,722)	413,587	(642,292)	16,033,334	3,716,163

Increase (Decrease) in Net Assets from Contract Transactions	(2,081,812)	(11,308,328)	7,571,877	(59,298,693)	15,996,958

Total Increase (Decrease) in Net Assets	(3,277,534)	(10,894,741)	6,929,585	(43,265,359)	19,713,121

Net Assets as of December 31, 2015:	$32,981,418	$76,568,954	$36,053,774	$257,886,335	$96,971,678

Investment Income:
Reinvested Dividends	44,491	1,992,611	927,427	986,109	170,663
Investment Expense:
Mortality and Expense Risk and Administrative Charges	481,142	1,042,729	522,220	3,544,463	1,390,765

Net Investment Income (Loss)	(436,651)	949,882	405,207	(2,558,354)	(1,220,102)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	10,189,114	4,166,092
Realized Gain (Loss) on Investments	(741,465)	366,738	(733,105)	1,267,187	(3,290,490)

Net Realized Capital Gains (Losses) on Investments	(741,465)	366,738	(733,105)	11,456,301	875,602
Net Change in Unrealized Appreciation (Depreciation)	2,553,875	(1,768,516)	179,442	(5,959,260)	1,120,971

Net Gain (Loss) on Investment	1,812,410	(1,401,778)	(553,663)	5,497,041	1,996,573
Net Increase (Decrease) in Net Assets Resulting from Operations	1,375,759	(451,896)	(148,456)	2,938,687	776,471

Increase (Decrease) in Net Assets from Contract Transactions	(1,825,549)	(4,212,086)	(1,794,580)	(23,846,668)	601,271

Total Increase (Decrease) in Net Assets	(449,790)	(4,663,982)	(1,943,036)	(20,907,981)	1,377,742

Net Assets as of December 31, 2016:	$32,531,628	$71,904,972	$34,110,738	$236,978,354	$98,349,420

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® REIT Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$948,899	$424,932	$427,668	$315,866	$1,468,028

Investment Income:
Reinvested Dividends	15,889	7,942	5,068	5,339	31,013
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,332	4,272	4,155	2,238	12,173

Net Investment Income (Loss)	7,557	3,670	913	3,101	18,840
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,098	6,524	22,709	10,104	315
Realized Gain (Loss) on Investments	24,843	(8,903)	(1,946)	4,072	(1,786)

Net Realized Capital Gains (Losses) on Investments	53,941	(2,379)	20,763	14,176	(1,471)
Net Change in Unrealized Appreciation (Depreciation)	(62,998)	(44,994)	(44,565)	(12,919)	(14,283)

Net Gain (Loss) on Investment	(9,057)	(47,373)	(23,802)	1,257	(15,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,500)	(43,703)	(22,889)	4,358	3,086

Increase (Decrease) in Net Assets from Contract Transactions	905,224	788,000	483,889	29,809	1,431,249

Total Increase (Decrease) in Net Assets	903,724	744,297	461,000	34,167	1,434,335

Net Assets as of December 31, 2015:	$1,852,623	$1,169,229	$888,668	$350,033	$2,902,363

Investment Income:
Reinvested Dividends	46,967	17,847	12,698	9,472	53,677
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,365	8,156	5,778	2,503	17,967

Net Investment Income (Loss)	33,602	9,691	6,920	6,969	35,710
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,366	20,779	63,140	25,132	—
Realized Gain (Loss) on Investments	36,000	(1,711)	(12,078)	6,152	(4,329)

Net Realized Capital Gains (Losses) on Investments	74,366	19,068	51,062	31,284	(4,329)
Net Change in Unrealized Appreciation (Depreciation)	108,455	(501)	28,394	(10,552)	26,697

Net Gain (Loss) on Investment	182,821	18,567	79,456	20,732	22,368
Net Increase (Decrease) in Net Assets Resulting from Operations	216,423	28,258	86,376	27,701	58,078

Increase (Decrease) in Net Assets from Contract Transactions	(148,300)	32,058	(129,206)	(18,992)	(242,521)

Total Increase (Decrease) in Net Assets	68,123	60,316	(42,830)	8,709	(184,443)

Net Assets as of December 31, 2016:	$1,920,746	$1,229,545	$845,838	$358,742	$2,717,920

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)
Net Assets as of December 31, 2014:	$823,633	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	17,769	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,103	36	—	—	—

Net Investment Income (Loss)	11,666	(36)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,332	—	—	—	—
Realized Gain (Loss) on Investments	(3,066)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	266	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(13,899)	(115)	—	—	—

Net Gain (Loss) on Investment	(13,633)	(115)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,967)	(151)	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	805,933	15,179	—	—	—

Total Increase (Decrease) in Net Assets	803,966	15,028	—	—	—

Net Assets as of December 31, 2015:	$1,627,599	$15,028	$—	$—	$—

Investment Income:
Reinvested Dividends	36,099	412	21	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,431	204	9	—	—

Net Investment Income (Loss)	25,668	208	12	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,301	—	28	—	—
Realized Gain (Loss) on Investments	(476)	10	1	—	—

Net Realized Capital Gains (Losses) on Investments	3,825	10	29	—	—
Net Change in Unrealized Appreciation (Depreciation)	924	579	102	—	—

Net Gain (Loss) on Investment	4,749	589	131	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	30,417	797	143	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(174,491)	296	863	—	—

Total Increase (Decrease) in Net Assets	(144,074)	1,093	1,006	—	—

Net Assets as of December 31, 2016:	$1,483,525	$16,121	$1,006	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2014:	$232,919	$204,779

Investment Income:
Reinvested Dividends	3,791	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,260	1,646

Net Investment Income (Loss)	2,531	(1,646)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,340	34,162
Realized Gain (Loss) on Investments	(684)	(5,597)

Net Realized Capital Gains (Losses) on Investments	20,656	28,565
Net Change in Unrealized Appreciation (Depreciation)	(24,338)	(42,594)

Net Gain (Loss) on Investment	(3,682)	(14,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,151)	(15,675)

Increase (Decrease) in Net Assets from Contract Transactions	86,313	85,341

Total Increase (Decrease) in Net Assets	85,162	69,666

Net Assets as of December 31, 2015:	$318,081	$274,445

Investment Income:
Reinvested Dividends	3,641	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,478	1,066

Net Investment Income (Loss)	2,163	(1,066)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,818	43,647
Realized Gain (Loss) on Investments	(13,782)	(15,073)

Net Realized Capital Gains (Losses) on Investments	11,036	28,574
Net Change in Unrealized Appreciation (Depreciation)	(19,559)	(9,800)

Net Gain (Loss) on Investment	(8,523)	18,774
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,360)	17,708

Increase (Decrease) in Net Assets from Contract Transactions	(3,438)	(114,841)

Total Increase (Decrease) in Net Assets	(9,798)	(97,133)

Net Assets as of December 31, 2016:	$308,283	$177,312

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Catalyst Dividend Capture VA	Catalyst Dividend Capture VA Fund
Catalyst Insider Buying VA	Catalyst Insider Buying VA Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Government Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
Catalyst Dividend Capture VA	Huntington VA Dividend Capture
Catalyst Insider Buying VA	Huntington VA Situs
State Street Total Return V.I.S. Class 3 Shares	GE Investments Total Return Class 3 Shares
TA Aegon Government Money Market Initial Class	TA Aegon Money Market Initial Class
TA Aegon Government Money Market Service Class	TA Aegon Money Market Service Class
TA Janus Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Initial Class
TA Janus Mid-Cap Growth Service Class	TA Morgan Stanley Mid-Cap Growth Service Class
TA Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Initial Class
TA Small/Mid Cap Value Service Class	TA Systematic Small/Mid Cap Value Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
NVIT Emerging Markets Class D Shares	NVIT Developing Markets Class II Shares
TA Janus Mid-Cap Growth Service Class	TA Voya Mid Cap Opportunities Service Class
TA JPMorgan Core Bond Service Class	TA Voya Limited Maturity Bond Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments

The Aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$19,706,044	$17,059,044
AB Growth and Income Class B Shares	58,822,052	39,982,395
AB Large Cap Growth Class B Shares	4,339,909	3,880,186
American Funds - Asset Allocation Class 2 Shares	166,369,332	71,343,326
American Funds - Bond Class 2 Shares	67,993,734	34,332,840
American Funds - Growth Class 2 Shares	98,812,122	38,633,413
American Funds - Growth-Income Class 2 Shares	108,705,382	32,788,639
American Funds - International Class 2 Shares	51,909,784	29,687,114
BlackRock Basic Value V.I. Class I Shares	1,384,419	2,856,740
BlackRock Global Allocation V.I. Class I Shares	541,765	2,031,298
BlackRock High Yield V.I. Class I Shares	386,944	1,060,664
Catalyst Dividend Capture VA	142,849	313,944
Catalyst Insider Buying VA	813,116	350,237
Fidelity® VIP Balanced Service Class 2	78,698,528	50,840,171
Fidelity® VIP Contrafund® Initial Class	113,011	366,218
Fidelity® VIP Contrafund® Service Class 2	108,832,472	77,617,511
Fidelity® VIP Equity-Income Initial Class	22,722	35,124
Fidelity® VIP Equity-Income Service Class 2	4,674,746	6,946,364
Fidelity® VIP Growth Initial Class	16,101	32,262
Fidelity® VIP Growth Service Class 2	4,956,516	7,535,321
Fidelity® VIP Growth Opportunities Service Class 2	217,509	352,621
Fidelity® VIP Mid Cap Initial Class	6,988	8,469
Fidelity® VIP Mid Cap Service Class 2	53,960,595	49,684,631
Fidelity® VIP Value Strategies Initial Class	140,992	62,073
Fidelity® VIP Value Strategies Service Class 2	20,330,796	25,919,639
Franklin Founding Funds Allocation Class 4 Shares	8,550,493	17,624,569
Franklin Income Class 2 Shares	5,546,453	18,468,382
Franklin Mutual Shares Class 2 Shares	2,023,557	2,803,846
Franklin Templeton Foreign Class 2 Shares	1,711,858	5,741,805
Invesco V.I. American Franchise Series II Shares	676,660	1,047,850
Invesco V.I. Value Opportunities Series II Shares	5,366,019	3,238,863
Janus Aspen - Enterprise Service Shares	2,102,334	2,705,310
Janus Aspen - Global Research Service Shares	654,158	4,869,165
Janus Aspen - Perkins Mid Cap Value Service Shares	426,823	269,976
MFS® New Discovery Service Class	3,195,764	8,170,436
MFS® Total Return Service Class	3,392,227	8,042,463

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
NVIT Emerging Markets Class D Shares	$20,676	$1,061
State Street Total Return V.I.S. Class 3 Shares	8,060,423	10,336,841
TA AB Dynamic Allocation Initial Class	2,248,075	4,376,247
TA AB Dynamic Allocation Service Class	35,729,010	44,637,975
TA Aegon Government Money Market Initial Class	61,610,623	70,297,649
TA Aegon Government Money Market Service Class	350,783,717	350,588,807
TA Aegon High Yield Bond Initial Class	18,392,984	19,304,290
TA Aegon High Yield Bond Service Class	84,351,898	77,887,742
TA Aegon U.S. Government Securities Initial Class	19,273,767	16,499,587
TA Aegon U.S. Government Securities Service Class	284,994,326	250,874,501
TA American Funds Managed Risk - Balanced Service Class	238,671,628	10,273,811
TA Asset Allocation - Conservative Initial Class	38,451,779	51,876,609
TA Asset Allocation - Conservative Service Class	151,354,372	170,848,961
TA Asset Allocation - Growth Initial Class	16,369,084	44,103,413
TA Asset Allocation - Growth Service Class	28,360,417	46,557,388
TA Asset Allocation - Moderate Initial Class	42,494,397	60,569,142
TA Asset Allocation - Moderate Service Class	333,379,626	511,686,550
TA Asset Allocation - Moderate Growth Initial Class	60,891,640	77,378,334
TA Asset Allocation - Moderate Growth Service Class	436,111,010	419,517,098
TA Barrow Hanley Dividend Focused Initial Class	20,339,325	46,927,219
TA Barrow Hanley Dividend Focused Service Class	30,714,471	24,950,885
TA BlackRock Equity Smart Beta 100 Service Class	24,653,680	1,610,718
TA BlackRock Global Allocation Service Class	207,530,815	160,927,260
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	70,959,135	25,239,128
TA BlackRock Global Allocation Managed Risk - Growth Service Class	57,276,497	26,674,897
TA BlackRock Smart Beta 50 Service Class	44,540,782	2,489,043
TA BlackRock Smart Beta 75 Service Class	12,172,855	751,952
TA BlackRock Tactical Allocation Service Class	215,103,310	160,805,890
TA Clarion Global Real Estate Securities Initial Class	5,500,307	10,387,866
TA Clarion Global Real Estate Securities Service Class	16,413,894	20,482,921
TA International Moderate Growth Initial Class	3,791	1,080
TA International Moderate Growth Service Class	54,609,359	93,873,925
TA Janus Balanced Service Class	185,101,744	74,956,356
TA Janus Mid-Cap Growth Initial Class	10,846,200	12,302,027
TA Janus Mid-Cap Growth Service Class	19,593,678	16,630,611
TA Jennison Growth Initial Class	37,668,045	30,090,816

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Jennison Growth Service Class	$39,313,613	$29,075,367
TA JPMorgan Core Bond Service Class	90,065,987	37,550,586
TA JPMorgan Enhanced Index Initial Class	12,858,067	15,763,911
TA JPMorgan Enhanced Index Service Class	18,040,927	9,284,334
TA JPMorgan Mid Cap Value Service Class	87,772,896	37,345,072
TA JPMorgan Tactical Allocation Service Class	216,855,726	93,907,367
TA Legg Mason Dynamic Allocation - Balanced Service Class	205,420,142	110,281,629
TA Legg Mason Dynamic Allocation - Growth Service Class	103,879,493	97,919,617
TA Madison Balanced Allocation Service Class	13,964,936	8,718,495
TA Madison Conservative Allocation Service Class	7,473,428	9,493,181
TA Madison Diversified Income Service Class	11,487,299	10,528,733
TA Managed Risk - Balanced ETF Service Class	525,099,812	416,853,909
TA Managed Risk - Conservative ETF Service Class	142,848,137	110,972,009
TA Managed Risk - Growth ETF Service Class	218,413,179	427,721,544
TA Market Participation Strategy Service Class	39,277,943	50,349,715
TA MFS International Equity Initial Class	7,752,506	11,897,495
TA MFS International Equity Service Class	19,540,978	15,847,123
TA Morgan Stanley Capital Growth Initial Class	21,596,351	16,031,153
TA Morgan Stanley Capital Growth Service Class	25,360,196	15,898,290
TA Multi-Managed Balanced Initial Class	15,788,748	10,798,494
TA Multi-Managed Balanced Service Class	588,323,326	48,551,063
TA Multi-Manager Alternative Strategies Service Class	282,104	434,017
TA PIMCO Tactical - Balanced Service Class	63,731,599	54,076,246
TA PIMCO Tactical - Conservative Service Class	66,023,446	26,223,245
TA PIMCO Tactical - Growth Service Class	68,426,158	37,959,361
TA PIMCO Total Return Initial Class	29,516,882	41,598,569
TA PIMCO Total Return Service Class	124,702,318	132,841,877
TA PineBridge Inflation Opportunities Service Class	44,354,011	52,422,397
TA ProFunds UltraBear Service Class (OAM)	57,973,444	40,444,650
TA QS Investors Active Asset Allocation - Conservative Service Class	47,843,086	61,707,704
TA QS Investors Active Asset Allocation - Moderate Service Class	53,385,843	156,112,655
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	42,898,617	103,470,322
TA Small/Mid Cap Value Initial Class	15,326,266	19,459,717
TA Small/Mid Cap Value Service Class	35,327,647	19,697,005
TA T. Rowe Price Small Cap Initial Class	25,017,070	19,276,391
TA T. Rowe Price Small Cap Service Class	61,047,539	32,079,347

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Torray Concentrated Growth Initial Class	$4,696,565	$22,638,375
TA Torray Concentrated Growth Service Class	5,940,853	8,203,037
TA TS&W International Equity Initial Class	8,731,301	11,993,471
TA TS&W International Equity Service Class	10,353,900	11,743,263
TA WMC US Growth Initial Class	25,280,252	41,496,242
TA WMC US Growth Service Class	22,622,179	19,074,831
Vanguard® Equity Index	409,180	485,511
Vanguard® International	186,202	123,675
Vanguard® Mid-Cap Index	145,255	204,400
Vanguard® REIT Index	80,474	67,365
Vanguard® Short-Term Investment Grade	270,699	477,517
Vanguard® Total Bond Market Index	151,486	296,008
Voya Global Perspectives Class S Shares	926	422
Voya Large Cap Value Class S Shares	911	9
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	79,260	55,717
Wanger USA	44,962	117,223

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	4,577,856	(7,871,857)	(3,294,001)	7,801,858	(7,845,531)	(43,673)
AB Growth and Income Class B Shares	16,757,360	(17,469,368)	(712,008)	15,142,282	(22,912,376)	(7,770,094)
AB Large Cap Growth Class B Shares	617,367	(2,249,013)	(1,631,646)	372,492	(5,577,073)	(5,204,581)
American Funds - Asset Allocation Class 2 Shares	47,671,587	(27,321,969)	20,349,618	30,648,847	(38,928,994)	(8,280,147)
American Funds - Bond Class 2 Shares	20,476,877	(18,150,697)	2,326,180	15,687,246	(15,679,930)	7,316
American Funds - Growth Class 2 Shares	12,744,488	(13,575,516)	(831,028)	13,469,859	(9,801,718)	3,668,141
American Funds - Growth-Income Class 2 Shares	12,491,516	(9,359,598)	3,131,918	11,929,525	(10,795,719)	1,133,806
American Funds - International Class 2 Shares	8,751,397	(13,148,033)	(4,396,636)	13,262,738	(11,323,587)	1,939,151
BlackRock Basic Value V.I. Class I Shares	205,685	(1,011,112)	(805,427)	417,309	(2,768,680)	(2,351,371)
BlackRock Global Allocation V.I. Class I Shares	219,393	(1,007,025)	(787,632)	234,557	(2,517,324)	(2,282,767)
BlackRock High Yield V.I. Class I Shares	51,530	(448,970)	(397,440)	237,785	(983,239)	(745,454)
Catalyst Dividend Capture VA	28,250	(205,201)	(176,951)	113,790	(556,578)	(442,788)
Catalyst Insider Buying VA	61,397	(248,311)	(186,914)	60,627	(834,961)	(774,334)
Fidelity® VIP Balanced Service Class 2	28,760,829	(26,805,861)	1,954,968	37,501,703	(24,254,018)	13,247,685
Fidelity® VIP Contrafund® Initial Class	18,534	(106,705)	(88,171)	118,678	(132,728)	(14,050)
Fidelity® VIP Contrafund® Service Class 2	14,749,503	(28,635,135)	(13,885,632)	22,292,618	(48,472,864)	(26,180,246)
Fidelity® VIP Equity-Income Initial Class	12,302	(25,718)	(13,416)	—	(11,173)	(11,173)
Fidelity® VIP Equity-Income Service Class 2	337,338	(3,828,617)	(3,491,279)	216,384	(8,001,119)	(7,784,735)
Fidelity® VIP Growth Initial Class	8,151	(21,195)	(13,044)	—	(232)	(232)
Fidelity® VIP Growth Service Class 2	782,581	(4,585,757)	(3,803,176)	73,277	(6,604,685)	(6,531,408)
Fidelity® VIP Growth Opportunities Service Class 2	105,912	(201,872)	(95,960)	32,388	(282,670)	(250,282)
Fidelity® VIP Mid Cap Initial Class	560	(4,170)	(3,610)	16,572	(23,258)	(6,686)
Fidelity® VIP Mid Cap Service Class 2	8,057,888	(16,295,207)	(8,237,319)	10,441,124	(27,414,540)	(16,973,416)
Fidelity® VIP Value Strategies Initial Class	21,120	(23,855)	(2,735)	4,449	(3,231)	1,218
Fidelity® VIP Value Strategies Service Class 2	6,214,470	(11,246,409)	(5,031,939)	6,845,417	(17,139,712)	(10,294,295)
Franklin Founding Funds Allocation Class 4 Shares	509,827	(9,042,678)	(8,532,851)	391,716	(13,307,459)	(12,915,743)
Franklin Income Class 2 Shares	1,024,813	(13,767,939)	(12,743,126)	916,418	(22,435,970)	(21,519,552)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	181,921	(2,158,889)	(1,976,968)	225,716	(6,105,449)	(5,879,733)
Franklin Templeton Foreign Class 2 Shares	568,053	(5,820,055)	(5,252,002)	315,934	(11,044,639)	(10,728,705)
Invesco V.I. American Franchise Series II Shares	43,705	(662,328)	(618,623)	88,958	(1,722,892)	(1,633,934)
Invesco V.I. Value Opportunities Series II Shares	133,570	(2,455,738)	(2,322,168)	318,641	(5,300,561)	(4,981,920)
Janus Aspen - Enterprise Service Shares	231,691	(1,343,533)	(1,111,842)	286,041	(3,287,514)	(3,001,473)
Janus Aspen - Global Research Service Shares	369,955	(4,174,401)	(3,804,446)	350,685	(9,743,887)	(9,393,202)
Janus Aspen - Perkins Mid Cap Value Service Shares	15,068	(118,736)	(103,668)	28,662	(413,115)	(384,453)
MFS® New Discovery Service Class	634,982	(4,009,910)	(3,374,928)	338,083	(6,959,525)	(6,621,442)
MFS® Total Return Service Class	152,891	(4,401,290)	(4,248,399)	160,941	(10,279,469)	(10,118,528)
NVIT Emerging Markets Class D Shares	2,011	(104)	1,907	—	—	—
State Street Total Return V.I.S. Class 3 Shares	3,334,812	(6,485,858)	(3,151,046)	2,651,660	(6,425,521)	(3,773,861)
TA AB Dynamic Allocation Initial Class	1,240,382	(2,548,909)	(1,308,527)	3,215,771	(6,545,324)	(3,329,553)
TA AB Dynamic Allocation Service Class	6,008,368	(24,731,613)	(18,723,245)	14,960,285	(29,621,326)	(14,661,041)
TA Aegon Government Money Market Initial Class	56,224,988	(62,558,630)	(6,333,642)	92,230,347	(88,504,587)	3,725,760
TA Aegon Government Money Market Service Class	178,862,053	(200,684,879)	(21,822,826)	235,261,266	(229,681,523)	5,579,743
TA Aegon High Yield Bond Initial Class	6,640,395	(9,020,389)	(2,379,994)	8,206,539	(17,591,260)	(9,384,721)
TA Aegon High Yield Bond Service Class	24,001,274	(26,126,532)	(2,125,258)	23,771,596	(28,941,335)	(5,169,739)
TA Aegon U.S. Government Securities Initial Class	11,879,386	(9,868,404)	2,010,982	8,122,205	(17,590,816)	(9,468,611)
TA Aegon U.S. Government Securities Service Class	75,622,651	(75,528,728)	93,923	72,407,061	(50,138,862)	22,268,199
TA American Funds Managed Risk - Balanced Service Class	24,615,790	(963,868)	23,651,922	12,743,576	(171,797)	12,571,779
TA Asset Allocation - Conservative Initial Class	19,586,337	(31,111,191)	(11,524,854)	15,694,337	(43,125,299)	(27,430,962)
TA Asset Allocation - Conservative Service Class	30,018,868	(88,082,485)	(58,063,617)	34,431,167	(111,624,027)	(77,192,860)
TA Asset Allocation - Growth Initial Class	6,793,260	(24,512,256)	(17,718,996)	7,563,918	(53,444,296)	(45,880,378)
TA Asset Allocation - Growth Service Class	6,414,031	(21,921,775)	(15,507,744)	9,594,475	(18,261,524)	(8,667,049)
TA Asset Allocation - Moderate Initial Class	14,245,267	(33,604,411)	(19,359,144)	8,759,291	(82,353,501)	(73,594,210)
TA Asset Allocation - Moderate Service Class	28,826,637	(232,781,096)	(203,954,459)	59,164,618	(248,525,151)	(189,360,533)
TA Asset Allocation - Moderate Growth Initial Class	15,252,932	(42,180,513)	(26,927,581)	10,713,332	(91,234,803)	(80,521,471)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	44,580,749	(213,203,528)	(168,622,779)	63,459,578	(242,790,235)	(179,330,657)
TA Barrow Hanley Dividend Focused Initial Class	6,321,900	(20,767,712)	(14,445,812)	3,576,024	(47,958,892)	(44,382,868)
TA Barrow Hanley Dividend Focused Service Class	7,858,173	(10,458,110)	(2,599,937)	6,102,647	(13,773,168)	(7,670,521)
TA BlackRock Equity Smart Beta 100 Service Class	2,356,687	(154,038)	2,202,649	—	—	—
TA BlackRock Global Allocation Service Class	31,886,592	(87,490,264)	(55,603,672)	29,409,552	(103,347,929)	(73,938,377)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,377,216	(2,623,136)	3,754,080	13,691,559	(1,076,808)	12,614,751
TA BlackRock Global Allocation Managed Risk - Growth Service Class	5,040,120	(2,836,125)	2,203,995	15,825,759	(609,610)	15,216,149
TA BlackRock Smart Beta 50 Service Class	4,361,085	(231,041)	4,130,044	—	—	—
TA BlackRock Smart Beta 75 Service Class	1,192,778	(69,530)	1,123,248	—	—	—
TA BlackRock Tactical Allocation Service Class	21,474,186	(69,537,978)	(48,063,792)	32,416,992	(84,494,910)	(52,077,918)
TA Clarion Global Real Estate Securities Initial Class	1,856,319	(4,051,687)	(2,195,368)	2,822,406	(7,047,644)	(4,225,238)
TA Clarion Global Real Estate Securities Service Class	4,555,494	(10,572,342)	(6,016,848)	6,690,081	(13,563,450)	(6,873,369)
TA International Moderate Growth Initial Class	1,849	(630)	1,219	584	(597)	(13)
TA International Moderate Growth Service Class	16,224,478	(63,931,554)	(47,707,076)	36,293,009	(55,311,200)	(19,018,191)
TA Janus Balanced Service Class	39,032,182	(33,567,931)	5,464,251	56,037,894	(19,753,359)	36,284,535
TA Janus Mid-Cap Growth Initial Class	4,131,990	(8,874,027)	(4,742,037)	3,606,230	(20,617,256)	(17,011,026)
TA Janus Mid-Cap Growth Service Class	3,608,727	(7,851,191)	(4,242,464)	4,119,905	(5,868,903)	(1,748,998)
TA Jennison Growth Initial Class	4,439,921	(16,655,789)	(12,215,868)	6,382,952	(33,490,066)	(27,107,114)
TA Jennison Growth Service Class	4,138,539	(9,768,111)	(5,629,572)	8,574,158	(5,806,628)	2,767,530
TA JPMorgan Core Bond Service Class	25,022,781	(20,520,038)	4,502,743	20,389,056	(23,149,849)	(2,760,793)
TA JPMorgan Enhanced Index Initial Class	4,996,032	(7,280,429)	(2,284,397)	7,566,713	(15,205,669)	(7,638,956)
TA JPMorgan Enhanced Index Service Class	3,811,970	(3,374,799)	437,171	3,741,009	(4,283,653)	(542,644)
TA JPMorgan Mid Cap Value Service Class	13,507,757	(10,763,245)	2,744,512	12,008,812	(14,288,798)	(2,279,986)
TA JPMorgan Tactical Allocation Service Class	33,415,860	(42,376,743)	(8,960,883)	48,290,396	(33,980,066)	14,310,330
TA Legg Mason Dynamic Allocation - Balanced Service Class	27,463,153	(41,259,723)	(13,796,570)	81,884,699	(27,517,681)	54,367,018
TA Legg Mason Dynamic Allocation - Growth Service Class	17,413,891	(34,950,045)	(17,536,154)	64,960,448	(15,138,136)	49,822,312
TA Madison Balanced Allocation Service Class	1,707,056	(3,336,316)	(1,629,260)	1,934,921	(3,160,832)	(1,225,911)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Madison Conservative Allocation Service Class	733,244	(4,546,770)	(3,813,526)	1,895,479	(4,542,885)	(2,647,406)
TA Madison Diversified Income Service Class	2,446,006	(4,650,935)	(2,204,929)	2,198,068	(4,568,649)	(2,370,581)
TA Managed Risk - Balanced ETF Service Class	70,078,652	(179,753,782)	(109,675,130)	165,638,917	(172,416,949)	(6,778,032)
TA Managed Risk - Conservative ETF Service Class	31,195,491	(51,716,980)	(20,521,489)	41,392,316	(60,246,538)	(18,854,222)
TA Managed Risk - Growth ETF Service Class	37,846,184	(210,585,217)	(172,739,033)	87,101,410	(232,402,552)	(145,301,142)
TA Market Participation Strategy Service Class	9,303,963	(15,003,497)	(5,699,534)	21,959,357	(15,044,527)	6,914,830
TA MFS International Equity Initial Class	4,529,027	(8,434,870)	(3,905,843)	8,404,497	(13,801,042)	(5,396,545)
TA MFS International Equity Service Class	4,704,689	(7,974,528)	(3,269,839)	9,682,318	(6,764,133)	2,918,185
TA Morgan Stanley Capital Growth Initial Class	3,486,371	(7,070,316)	(3,583,945)	3,730,426	(15,683,446)	(11,953,020)
TA Morgan Stanley Capital Growth Service Class	3,011,586	(5,230,043)	(2,218,457)	7,366,786	(4,368,728)	2,998,058
TA Multi-Managed Balanced Initial Class	5,998,439	(4,667,176)	1,331,263	8,087,764	(8,835,296)	(747,532)
TA Multi-Managed Balanced Service Class	96,343,104	(19,787,266)	76,555,838	35,095,546	(26,917,281)	8,178,265
TA Multi-Manager Alternative Strategies Service Class	24,930	(42,740)	(17,810)	95,383	(13,192)	82,191
TA PIMCO Tactical - Balanced Service Class	20,422,364	(22,592,129)	(2,169,765)	22,563,435	(23,251,724)	(688,289)
TA PIMCO Tactical - Conservative Service Class	15,470,938	(11,805,874)	3,665,064	24,612,310	(13,240,593)	11,371,717
TA PIMCO Tactical - Growth Service Class	14,216,644	(16,190,983)	(1,974,339)	34,188,794	(12,190,050)	21,998,744
TA PIMCO Total Return Initial Class	16,071,319	(25,031,254)	(8,959,935)	19,350,446	(52,527,210)	(33,176,764)
TA PIMCO Total Return Service Class	29,868,111	(72,805,371)	(42,937,260)	30,023,649	(85,619,885)	(55,596,236)
TA PineBridge Inflation Opportunities Service Class	11,765,833	(20,093,418)	(8,327,585)	7,363,268	(18,268,700)	(10,905,432)
TA ProFunds UltraBear Service Class (OAM)	686,441,209	(535,616,523)	150,824,686	339,489,718	(137,519,758)	201,969,960
TA QS Investors Active Asset Allocation - Conservative Service Class	10,145,092	(33,723,903)	(23,578,811)	19,305,354	(39,319,996)	(20,014,642)
TA QS Investors Active Asset Allocation - Moderate Service Class	10,330,505	(63,026,944)	(52,696,439)	28,389,273	(64,786,251)	(36,396,978)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	7,740,285	(50,946,692)	(43,206,407)	29,591,498	(60,569,570)	(30,978,072)
TA Small/Mid Cap Value Initial Class	522,126	(4,143,308)	(3,621,182)	203,353	(6,763,971)	(6,560,618)
TA Small/Mid Cap Value Service Class	7,977,974	(8,084,028)	(106,054)	3,909,098	(7,639,444)	(3,730,346)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	5,548,522	(8,335,225)	(2,786,703)	6,339,554	(15,544,885)	(9,205,331)
TA T. Rowe Price Small Cap Service Class	6,357,624	(8,494,242)	(2,136,618)	8,716,699	(7,906,280)	810,419
TA Torray Concentrated Growth Initial Class	1,616,487	(6,791,243)	(5,174,756)	1,425,182	(13,902,997)	(12,477,815)
TA Torray Concentrated Growth Service Class	1,403,687	(3,156,100)	(1,752,413)	1,350,897	(4,156,367)	(2,805,470)
TA TS&W International Equity Initial Class	4,441,998	(7,067,853)	(2,625,855)	4,983,675	(11,391,476)	(6,407,801)
TA TS&W International Equity Service Class	2,249,231	(5,495,812)	(3,246,581)	5,116,331	(4,231,392)	884,939
TA WMC US Growth Initial Class	8,822,726	(24,557,097)	(15,734,371)	5,578,590	(43,579,369)	(38,000,779)
TA WMC US Growth Service Class	3,710,129	(6,247,767)	(2,537,638)	7,929,698	(7,008,341)	921,357
Vanguard® Equity Index	159,092	(209,979)	(50,887)	119,463	(133,545)	(14,082)
Vanguard® International	54,824	(39,634)	15,190	315,650	(279,769)	35,881
Vanguard® Mid-Cap Index	29,372	(102,492)	(73,120)	126,217	(59,319)	66,898
Vanguard® REIT Index	23,905	(37,266)	(13,361)	12,682	(37,150)	(24,468)
Vanguard® Short-Term Investment Grade	107,340	(243,629)	(136,289)	354,890	(139,716)	215,174
Vanguard® Total Bond Market Index	16,267	(114,873)	(98,606)	109,371	(146,453)	(37,082)
Voya Global Perspectives Class S Shares	55	(23)	32	1,633	—	1,633
Voya Large Cap Value Class S Shares	97	—	97	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	24,261	(42,512)	(18,251)	19,662	(5,083)	14,579
Wanger USA	918	(66,956)	(66,038)	101,080	(56,603)	44,477

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$11,799,095	$(15,714,012)	$(3,914,917)	$19,605,958	$(15,483,192)	$4,122,766
AB Growth and Income Class B Shares	45,454,355	(37,807,978)	7,646,377	49,941,550	(45,341,682)	4,599,868
AB Large Cap Growth Class B Shares	916,454	(3,458,770)	(2,542,316)	545,577	(8,473,180)	(7,927,603)
American Funds - Asset Allocation Class 2 Shares	146,972,375	(65,369,472)	81,602,903	124,380,921	(78,576,824)	45,804,097
American Funds - Bond Class 2 Shares	65,269,511	(32,378,552)	32,890,959	58,518,428	(30,072,016)	28,446,412
American Funds - Growth Class 2 Shares	75,975,624	(36,136,560)	39,839,064	86,978,559	(28,064,044)	58,914,515
American Funds - Growth-Income Class 2 Shares	78,385,499	(30,443,784)	47,941,715	90,182,553	(32,011,803)	58,170,750
American Funds - International Class 2 Shares	40,700,972	(28,476,097)	12,224,875	49,168,371	(19,371,162)	29,797,209
BlackRock Basic Value V.I. Class I Shares	580,348	(2,566,375)	(1,986,027)	1,096,068	(7,258,644)	(6,162,576)
BlackRock Global Allocation V.I. Class I Shares	373,087	(1,836,075)	(1,462,988)	530,254	(5,244,293)	(4,714,039)
BlackRock High Yield V.I. Class I Shares	115,750	(991,567)	(875,817)	530,478	(2,220,466)	(1,689,988)
Catalyst Dividend Capture VA	38,967	(285,328)	(246,361)	156,660	(768,373)	(611,713)
Catalyst Insider Buying VA	79,661	(320,183)	(240,522)	83,923	(1,182,004)	(1,098,081)
Fidelity® VIP Balanced Service Class 2	68,631,757	(47,677,413)	20,954,344	94,813,150	(41,647,072)	53,166,078
Fidelity® VIP Contrafund® Initial Class	53,743	(363,078)	(309,335)	265,899	(338,896)	(72,997)
Fidelity® VIP Contrafund® Service Class 2	73,039,231	(73,098,881)	(59,650)	100,082,541	(111,094,487)	(11,011,946)
Fidelity® VIP Equity-Income Initial Class	16,848	(34,721)	(17,873)	—	(15,968)	(15,968)
Fidelity® VIP Equity-Income Service Class 2	539,694	(6,256,068)	(5,716,374)	355,262	(13,385,189)	(13,029,927)
Fidelity® VIP Growth Initial Class	12,359	(32,093)	(19,734)	—	(366)	(366)
Fidelity® VIP Growth Service Class 2	1,216,160	(7,003,096)	(5,786,936)	112,598	(10,180,299)	(10,067,701)
Fidelity® VIP Growth Opportunities Service Class 2	176,363	(324,365)	(148,002)	46,129	(484,322)	(438,193)
Fidelity® VIP Mid Cap Initial Class	3,633	(8,168)	(4,535)	25,958	(32,824)	(6,866)
Fidelity® VIP Mid Cap Service Class 2	35,863,728	(46,414,278)	(10,550,550)	46,196,218	(85,481,167)	(39,284,949)
Fidelity® VIP Value Strategies Initial Class	139,023	(61,180)	77,843	9,654	(20,984)	(11,330)
Fidelity® VIP Value Strategies Service Class 2	19,606,698	(24,554,974)	(4,948,276)	24,731,476	(38,424,793)	(13,693,317)
Franklin Founding Funds Allocation Class 4 Shares	858,522	(15,818,199)	(14,959,677)	685,287	(24,529,729)	(23,844,442)
Franklin Income Class 2 Shares	1,269,839	(17,257,972)	(15,988,133)	1,180,666	(28,901,735)	(27,721,069)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	$219,238	$(2,546,233)	$(2,326,995)	$270,448	$(7,413,831)	$(7,143,383)
Franklin Templeton Foreign Class 2 Shares	503,266	(5,259,884)	(4,756,618)	320,381	(11,070,828)	(10,750,447)
Invesco V.I. American Franchise Series II Shares	60,086	(948,186)	(888,100)	132,116	(2,509,509)	(2,377,393)
Invesco V.I. Value Opportunities Series II Shares	159,102	(2,988,206)	(2,829,104)	410,570	(7,126,522)	(6,715,952)
Janus Aspen - Enterprise Service Shares	473,566	(2,420,919)	(1,947,353)	429,501	(5,446,234)	(5,016,733)
Janus Aspen - Global Research Service Shares	403,895	(4,475,998)	(4,072,103)	418,985	(11,059,859)	(10,640,874)
Janus Aspen - Perkins Mid Cap Value Service Shares	30,526	(230,573)	(200,047)	59,580	(853,668)	(794,088)
MFS® New Discovery Service Class	1,217,815	(7,566,641)	(6,348,826)	690,362	(14,296,438)	(13,606,076)
MFS® Total Return Service Class	242,335	(7,275,654)	(7,033,319)	263,981	(17,167,751)	(16,903,770)
NVIT Emerging Markets Class D Shares	20,512	(1,018)	19,494	—	—	—
State Street Total Return V.I.S. Class 3 Shares	6,298,949	(9,554,300)	(3,255,351)	8,022,270	(10,200,305)	(2,178,035)
TA AB Dynamic Allocation Initial Class	1,943,780	(4,071,280)	(2,127,500)	5,254,139	(10,574,503)	(5,320,364)
TA AB Dynamic Allocation Service Class	32,344,874	(40,769,929)	(8,425,055)	57,423,367	(43,848,495)	13,574,872
TA Aegon Government Money Market Initial Class	61,962,295	(68,915,366)	(6,953,071)	102,752,128	(98,063,592)	4,688,536
TA Aegon Government Money Market Service Class	352,217,056	(346,626,708)	5,590,348	463,894,406	(420,487,760)	43,406,646
TA Aegon High Yield Bond Initial Class	13,583,955	(18,261,572)	(4,677,617)	16,306,947	(35,026,893)	(18,719,946)
TA Aegon High Yield Bond Service Class	75,925,907	(76,292,580)	(366,673)	74,921,382	(61,099,819)	13,821,563
TA Aegon U.S. Government Securities Initial Class	18,913,159	(15,493,846)	3,419,313	12,987,312	(28,774,003)	(15,786,691)
TA Aegon U.S. Government Securities Service Class	284,020,839	(245,598,511)	38,422,328	287,041,090	(143,236,861)	143,804,229
TA American Funds Managed Risk - Balanced Service Class	239,322,229	(9,372,664)	229,949,565	123,002,523	(1,645,235)	121,357,288
TA Asset Allocation - Conservative Initial Class	30,750,848	(49,383,047)	(18,632,199)	25,508,420	(68,816,999)	(43,308,579)
TA Asset Allocation - Conservative Service Class	112,211,098	(159,508,140)	(47,297,042)	166,974,107	(182,365,531)	(15,391,424)
TA Asset Allocation - Growth Initial Class	11,114,899	(40,685,782)	(29,570,883)	13,398,156	(94,719,680)	(81,321,524)
TA Asset Allocation - Growth Service Class	25,299,082	(44,393,033)	(19,093,951)	39,501,742	(38,341,458)	1,160,284
TA Asset Allocation - Moderate Initial Class	24,091,043	(55,205,650)	(31,114,607)	14,853,309	(140,266,316)	(125,413,007)
TA Asset Allocation - Moderate Service Class	123,033,381	(456,390,503)	(333,357,122)	368,583,257	(450,804,558)	(82,221,301)
TA Asset Allocation - Moderate Growth Initial Class	25,811,572	(71,142,404)	(45,330,832)	18,504,214	(160,997,891)	(142,493,677)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	$210,725,982	$(381,149,937)	$(170,423,955)	$375,661,496	$(424,163,019)	$(48,501,523)
TA Barrow Hanley Dividend Focused Initial Class	13,456,258	(42,475,493)	(29,019,235)	7,271,310	(99,243,764)	(91,972,454)
TA Barrow Hanley Dividend Focused Service Class	28,239,471	(23,234,425)	5,005,046	28,042,100	(28,312,034)	(269,934)
TA BlackRock Equity Smart Beta 100 Service Class	24,665,460	(1,563,133)	23,102,327	—	—	—
TA BlackRock Global Allocation Service Class	199,822,270	(147,952,759)	51,869,511	150,074,959	(168,876,868)	(18,801,909)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	59,155,665	(24,317,213)	34,838,452	136,214,051	(10,437,751)	125,776,300
TA BlackRock Global Allocation Managed Risk - Growth Service Class	45,467,475	(25,620,528)	19,846,947	156,260,385	(5,876,988)	150,383,397
TA BlackRock Smart Beta 50 Service Class	44,618,681	(2,357,925)	42,260,756	—	—	—
TA BlackRock Smart Beta 75 Service Class	12,177,322	(712,728)	11,464,594	—	—	—
TA BlackRock Tactical Allocation Service Class	139,679,982	(146,272,966)	(6,592,984)	192,226,037	(162,060,632)	30,165,405
TA Clarion Global Real Estate Securities Initial Class	4,770,168	(9,804,379)	(5,034,211)	7,195,217	(17,726,284)	(10,531,067)
TA Clarion Global Real Estate Securities Service Class	15,554,106	(19,592,006)	(4,037,900)	22,032,698	(22,725,233)	(692,535)
TA International Moderate Growth Initial Class	2,115	(734)	1,381	712	(694)	18
TA International Moderate Growth Service Class	46,164,977	(87,691,198)	(41,526,221)	126,666,088	(68,431,395)	58,234,693
TA Janus Balanced Service Class	177,183,176	(70,823,955)	106,359,221	254,589,601	(35,882,352)	218,707,249
TA Janus Mid-Cap Growth Initial Class	5,272,371	(11,531,023)	(6,258,652)	5,361,977	(30,721,908)	(25,359,931)
TA Janus Mid-Cap Growth Service Class	13,863,427	(16,014,159)	(2,150,732)	17,842,097	(13,888,480)	3,953,617
TA Jennison Growth Initial Class	7,698,925	(27,888,568)	(20,189,643)	11,680,403	(57,885,955)	(46,205,552)
TA Jennison Growth Service Class	23,200,977	(28,169,979)	(4,969,002)	38,232,929	(15,418,804)	22,814,125
TA JPMorgan Core Bond Service Class	87,412,186	(36,057,485)	51,354,701	74,177,200	(37,860,757)	36,316,443
TA JPMorgan Enhanced Index Initial Class	10,385,101	(14,493,210)	(4,108,109)	15,564,612	(30,149,443)	(14,584,831)
TA JPMorgan Enhanced Index Service Class	17,101,303	(8,794,189)	8,307,114	16,404,629	(11,988,475)	4,416,154
TA JPMorgan Mid Cap Value Service Class	57,022,033	(35,715,661)	21,306,372	53,450,485	(40,266,396)	13,184,089
TA JPMorgan Tactical Allocation Service Class	210,438,567	(85,966,116)	124,472,451	345,799,124	(54,429,866)	291,369,258
TA Legg Mason Dynamic Allocation - Balanced Service Class	174,350,460	(102,326,291)	72,024,169	476,970,988	(52,171,384)	424,799,604
TA Legg Mason Dynamic Allocation - Growth Service Class	91,439,069	(93,858,145)	(2,419,076)	295,199,364	(40,281,874)	254,917,490

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Madison Balanced Allocation Service Class	$10,074,472	$(7,637,764)	$2,436,708	$10,848,018	$(4,984,028)	$5,863,990
TA Madison Conservative Allocation Service Class	5,464,541	(8,560,746)	(3,096,205)	10,647,199	(9,685,203)	961,996
TA Madison Diversified Income Service Class	9,468,357	(9,226,249)	242,108	12,797,854	(7,326,662)	5,471,192
TA Managed Risk - Balanced ETF Service Class	412,893,951	(371,162,608)	41,731,343	1,432,244,387	(286,222,333)	1,146,022,054
TA Managed Risk - Conservative ETF Service Class	126,094,830	(103,721,852)	22,372,978	176,559,511	(101,853,850)	74,705,661
TA Managed Risk - Growth ETF Service Class	183,488,838	(400,503,829)	(217,014,991)	510,051,434	(394,525,091)	115,526,343
TA Market Participation Strategy Service Class	33,875,388	(45,897,311)	(12,021,923)	92,881,130	(37,132,409)	55,748,721
TA MFS International Equity Initial Class	6,490,882	(11,171,817)	(4,680,935)	12,548,963	(20,582,593)	(8,033,630)
TA MFS International Equity Service Class	18,223,889	(15,111,152)	3,112,737	35,408,556	(12,876,527)	22,532,029
TA Morgan Stanley Capital Growth Initial Class	7,456,615	(14,813,587)	(7,356,972)	8,296,460	(33,510,025)	(25,213,565)
TA Morgan Stanley Capital Growth Service Class	17,294,161	(15,320,277)	1,973,884	26,952,411	(12,019,182)	14,933,229
TA Multi-Managed Balanced Initial Class	12,785,644	(9,900,610)	2,885,034	17,383,761	(18,540,861)	(1,157,100)
TA Multi-Managed Balanced Service Class	567,124,285	(45,268,051)	521,856,234	134,043,594	(52,729,775)	81,313,819
TA Multi-Manager Alternative Strategies Service Class	242,550	(418,436)	(175,886)	981,560	(133,101)	848,459
TA PIMCO Tactical - Balanced Service Class	64,517,391	(48,576,481)	15,940,910	105,336,879	(43,193,378)	62,143,501
TA PIMCO Tactical - Conservative Service Class	66,357,295	(24,261,279)	42,096,016	120,176,789	(21,164,029)	99,012,760
TA PIMCO Tactical - Growth Service Class	70,321,227	(35,494,192)	34,827,035	152,748,106	(21,943,100)	130,805,006
TA PIMCO Total Return Initial Class	25,341,461	(39,256,364)	(13,914,903)	30,262,269	(82,033,931)	(51,771,662)
TA PIMCO Total Return Service Class	108,085,761	(123,880,043)	(15,794,282)	114,663,894	(133,552,210)	(18,888,316)
TA PineBridge Inflation Opportunities Service Class	44,051,179	(50,651,923)	(6,600,744)	32,381,221	(28,536,010)	3,845,211
TA ProFunds UltraBear Service Class (OAM)	58,145,177	(40,010,998)	18,134,179	31,161,320	(11,591,120)	19,570,200
TA QS Investors Active Asset Allocation - Conservative Service Class	43,554,540	(57,194,103)	(13,639,563)	101,083,668	(64,813,220)	36,270,448
TA QS Investors Active Asset Allocation - Moderate Service Class	38,093,100	(139,643,708)	(101,550,608)	168,202,683	(126,315,140)	41,887,543
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	38,457,289	(97,257,344)	(58,800,055)	154,099,842	(102,673,057)	51,426,785
TA Small/Mid Cap Value Initial Class	2,380,933	(17,828,894)	(15,447,961)	926,676	(28,800,981)	(27,874,305)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	$25,805,765	$(18,772,598)	$7,033,167	$18,619,175	$(17,156,949)	$1,462,226
TA T. Rowe Price Small Cap Initial Class	12,421,822	(18,025,678)	(5,603,856)	14,837,053	(35,045,275)	(20,208,222)
TA T. Rowe Price Small Cap Service Class	39,755,899	(30,486,576)	9,269,323	52,103,983	(26,980,857)	25,123,126
TA Torray Concentrated Growth Initial Class	4,145,727	(20,676,658)	(16,530,931)	4,671,432	(41,320,487)	(36,649,055)
TA Torray Concentrated Growth Service Class	5,967,912	(7,793,461)	(1,825,549)	7,075,189	(9,157,001)	(2,081,812)
TA TS&W International Equity Initial Class	6,916,000	(11,128,086)	(4,212,086)	8,998,255	(20,306,583)	(11,308,328)
TA TS&W International Equity Service Class	9,555,073	(11,349,653)	(1,794,580)	15,374,497	(7,802,620)	7,571,877
TA WMC US Growth Initial Class	14,451,763	(38,298,431)	(23,846,668)	9,071,647	(68,370,340)	(59,298,693)
TA WMC US Growth Service Class	18,622,658	(18,021,387)	601,271	31,947,154	(15,950,196)	15,996,958
Vanguard® Equity Index	324,385	(472,685)	(148,300)	1,182,922	(277,698)	905,224
Vanguard® International	147,782	(115,724)	32,058	1,143,115	(355,115)	788,000
Vanguard® Mid-Cap Index	69,512	(198,718)	(129,206)	619,165	(135,276)	483,889
Vanguard® REIT Index	45,917	(64,909)	(18,992)	93,721	(63,912)	29,809
Vanguard® Short-Term Investment Grade	217,258	(459,779)	(242,521)	1,653,362	(222,113)	1,431,249
Vanguard® Total Bond Market Index	111,343	(285,834)	(174,491)	1,004,123	(198,190)	805,933
Voya Global Perspectives Class S Shares	515	(219)	296	15,178	1	15,179
Voya Large Cap Value Class S Shares	862	1	863	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	50,848	(54,286)	(3,438)	92,864	(6,551)	86,313
Wanger USA	1,329	(116,170)	(114,841)	218,105	(132,764)	85,341

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2016	44,034,478	$12.01	to	$1.63	$94,083,857	1.82%	0.65%	to	2.65%	3.77%	to	1.75%
12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42	to	4.34
12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
12/31/2012	47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
AB Growth and Income Class B Shares
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
12/31/2012	77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
AB Large Cap Growth Class B Shares
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	—	0.30	to	2.30	2.05	to	0.06
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52	to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
12/31/2012	30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
American Funds - Asset Allocation Class 2 Shares
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
12/31/2012	169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
American Funds - Bond Class 2 Shares
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
12/31/2012	84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
American Funds - Growth Class 2 Shares
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
12/31/2012	50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
American Funds - Growth-Income Class 2 Shares
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
12/31/2012	36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
American Funds - International Class 2 Shares
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
12/31/2012	40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2016	8,011,814	$2.21	to	$2.40	$22,069,925	1.52%	1.25%	to	2.30%	16.73%	to	15.54%
12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
BlackRock Global Allocation V.I. Class I Shares
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
BlackRock High Yield V.I. Class I Shares
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
Catalyst Dividend Capture VA
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
12/31/2012	2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
Catalyst Insider Buying VA
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
12/31/2012	3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
Fidelity® VIP Balanced Service Class 2
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
Fidelity® VIP Contrafund® Initial Class
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
Fidelity® VIP Contrafund® Service Class 2
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
Fidelity® VIP Equity-Income Initial Class
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Equity-Income Service Class 2
12/31/2016	27,073,880	$1.90	to	$1.25	$49,230,256	2.09%	0.30%	to	2.30%	17.36%	to	15.07%
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
Fidelity® VIP Growth Initial Class
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
Fidelity® VIP Growth Service Class 2
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	—	0.30	to	2.30	0.25	to	(1.71)
12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
Fidelity® VIP Mid Cap Initial Class
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
Fidelity® VIP Mid Cap Service Class 2
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
Fidelity® VIP Value Strategies Initial Class
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
Fidelity® VIP Value Strategies Service Class 2
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
Franklin Founding Funds Allocation Class 4 Shares
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55
12/31/2012	103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Income Class 2 Shares
12/31/2016	61,395,564	$1.39	to	$1.23	$83,312,836	5.07%	1.00%	to	2.30%	12.90%	to	11.47%
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
Franklin Mutual Shares Class 2 Shares
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
Franklin Templeton Foreign Class 2 Shares
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77
12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
Invesco V.I. American Franchise Series II Shares
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	—	0.30	to	2.30	1.71	to	(0.27)
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
12/31/2012(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2016	13,110,788	1.48	to	1.04	18,332,307	0.08	0.30	to	2.30	17.57	to	15.28
12/31/2015	15,432,956	1.26	to	0.90	18,566,395	2.13	0.30	to	2.30	(10.92)	to	(12.67)
12/31/2014	20,414,876	1.41	to	1.04	27,970,466	1.15	0.30	to	2.30	6.07	to	3.99
12/31/2013	22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
12/31/2012	25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
Janus Aspen - Enterprise Service Shares
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
12/31/2012	19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
Janus Aspen - Global Research Service Shares
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
12/31/2012	49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
12/31/2013	1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
12/31/2012	2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® New Discovery Service Class
12/31/2016	20,116,052	$2.28	to	$1.60	$41,335,561	—%	0.30%	to	2.30%	8.47%	to	6.36%
12/31/2015	23,490,980	2.10	to	1.50	45,033,655	—	0.30	to	2.30	(2.44)	to	(4.35)
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
12/31/2013	36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
12/31/2012	43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
MFS® Total Return Service Class
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
12/31/2013	51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07
12/31/2012	57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
NVIT Emerging Markets Class D Shares
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	—	to	—
State Street Total Return V.I.S. Class 3 Shares
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
12/31/2012	38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
TA AB Dynamic Allocation Initial Class
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
TA AB Dynamic Allocation Service Class
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
TA Aegon Government Money Market Initial Class
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2013	115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
12/31/2012	124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
TA Aegon Government Money Market Service Class
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2013	233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2012	280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
TA Aegon High Yield Bond Initial Class
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
12/31/2013	59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
12/31/2012	67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2016	44,271,533	$11.15	to	$1.49	$155,587,458	5.98%	0.90%	to	2.30%	13.97%	to	12.42%
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
12/31/2013	62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
12/31/2012	57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
TA Aegon U.S. Government Securities Initial Class
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
TA Aegon U.S. Government Securities Service Class
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
TA American Funds Managed Risk - Balanced Service Class
12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87
12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	—	0.45	to	2.45	—	to	—
TA Asset Allocation - Conservative Initial Class
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
TA Asset Allocation - Conservative Service Class
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
TA Asset Allocation - Growth Initial Class
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
TA Asset Allocation - Growth Service Class
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
TA Asset Allocation - Moderate Initial Class
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Moderate Service Class
12/31/2016	1,901,152,605	$11.17	to	$1.14	$4,884,558,926	1.96%	0.45%	to	2.45%	4.78%	to	2.74%
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
12/31/2012	2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
TA Asset Allocation - Moderate Growth Initial Class
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41
12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
12/31/2012	451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
TA Asset Allocation - Moderate Growth Service Class
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
12/31/2012	2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
TA Barrow Hanley Dividend Focused Initial Class
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
12/31/2012	262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
TA Barrow Hanley Dividend Focused Service Class
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
12/31/2012	66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
12/31/2012	846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	—	0.45	to	2.45	—	to	—

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Tactical Allocation Service Class
12/31/2016	544,782,967	$11.55	to	$1.34	$1,444,210,976	2.31%	0.45%	to	2.30%	4.44%	to	2.56%
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
12/31/2012	497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
TA Clarion Global Real Estate Securities Initial Class
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
12/31/2012	26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
TA Clarion Global Real Estate Securities Service Class
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
12/31/2012	39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
TA International Moderate Growth Initial Class
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77
12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
12/31/2012	69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
TA International Moderate Growth Service Class
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
12/31/2012	435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
TA Janus Balanced Service Class
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
12/31/2012	79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
TA Janus Mid-Cap Growth Initial Class
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	—	0.30	to	2.05	(2.34)	to	(4.01)
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
12/31/2012	80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
TA Janus Mid-Cap Growth Service Class
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	—	0.90	to	2.30	(3.18)	to	(4.49)
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
12/31/2012	29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
TA Jennison Growth Initial Class
12/31/2016	95,799,898	2.23	to	1.95	165,555,512	—	0.30	to	2.05	(1.94)	to	(3.62)
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94
12/31/2012	157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Jennison Growth Service Class
12/31/2016	23,846,550	$14.68	to	$1.60	$88,426,137	—%	0.90%	to	2.30%	(2.78)%	to	(4.10)%
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
12/31/2012	27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
TA JPMorgan Core Bond Service Class
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
12/31/2011(1)	72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
TA JPMorgan Enhanced Index Initial Class
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
12/31/2012	52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
TA JPMorgan Enhanced Index Service Class
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
12/31/2012	5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
TA JPMorgan Mid Cap Value Service Class
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
12/31/2012	31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
TA JPMorgan Tactical Allocation Service Class
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86
12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
12/31/2012	283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
12/31/2012(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
12/31/2012(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2016	41,735,960	11.31	to	1.19	105,012,541	1.84	1.15	to	1.90	4.05	to	3.28
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
12/31/2012	28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Madison Conservative Allocation Service Class
12/31/2016	34,682,524	$10.62	to	$1.10	$73,017,096	2.05%	1.15%	to	1.90%	2.90%	to	2.14%
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
12/31/2012	34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
TA Madison Diversified Income Service Class
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
12/31/2012	44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
TA Managed Risk - Balanced ETF Service Class
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
12/31/2012	1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
TA Managed Risk - Conservative ETF Service Class
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
12/31/2012	317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
TA Managed Risk - Growth ETF Service Class
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
12/31/2012	976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
TA Market Participation Strategy Service Class
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07
12/31/2015	117,968,861	11.35	to	1.11	452,767,371	—	0.45	to	2.05	(3.68)	to	(5.19)
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
12/31/2012(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—
TA MFS International Equity Initial Class
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
12/31/2012	56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
TA MFS International Equity Service Class
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
12/31/2012	21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
TA Morgan Stanley Capital Growth Initial Class
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	—	0.30	to	2.05	(2.56)	to	(4.22)
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
12/31/2012	70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Morgan Stanley Capital Growth Service Class
12/31/2016	13,431,257	$15.30	to	$1.54	$53,195,806	—%	0.90%	to	2.30%	(3.37)%	to	(4.69)%
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
12/31/2012	10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
TA Multi-Managed Balanced Initial Class
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
12/31/2012	26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
TA Multi-Managed Balanced Service Class
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
12/31/2012	110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
TA Multi-Manager Alternative Strategies Service Class
12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35
12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
12/31/2012	72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
TA PIMCO Tactical - Conservative Service Class
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
12/31/2012	46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
TA PIMCO Tactical - Growth Service Class
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	—	0.45	to	2.30	4.40	to	2.52
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
12/31/2012	38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
TA PIMCO Total Return Initial Class
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
12/31/2012	235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
TA PIMCO Total Return Service Class
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
12/31/2012	659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PineBridge Inflation Opportunities Service Class
12/31/2016	101,867,579	$9.21	to	$0.95	$175,347,485	0.58%	0.45%	to	2.30%	3.34%	to	1.47%
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
12/31/2012	138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
TA ProFunds UltraBear Service Class (OAM)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	—	0.45	to	2.00	(23.94)	to	(25.08)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
12/31/2012	408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
12/31/2012	224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)
12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
12/31/2013	532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
12/31/2012	282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
12/31/2012	179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
TA Small/Mid Cap Value Initial Class
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
12/31/2012	45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
TA Small/Mid Cap Value Service Class
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
12/31/2012	38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
TA T. Rowe Price Small Cap Initial Class
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	—	0.30	to	2.05	10.89	to	8.99
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
12/31/2012	65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
TA T. Rowe Price Small Cap Service Class
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	—	0.90	to	2.30	10.01	to	8.51
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
12/31/2012	34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Torray Concentrated Growth Initial Class
12/31/2016	45,742,580	$2.20	to	$2.08	$141,507,483	0.48%	0.30%	to	2.05%	6.42%	to	4.60%
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
12/31/2012	77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
TA Torray Concentrated Growth Service Class
12/31/2016	11,214,378	13.35	to	1.45	32,531,628	0.14	0.90	to	2.30	5.52	to	4.09
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
12/31/2012	15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
TA TS&W International Equity Initial Class
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
12/31/2012	54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
TA TS&W International Equity Service Class
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)
12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
12/31/2012	11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
TA WMC US Growth Initial Class
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
12/31/2012	256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
TA WMC US Growth Service Class
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
Vanguard® Equity Index
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
Vanguard® International
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
Vanguard® Mid-Cap Index
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® REIT Index
12/31/2016	136,899	$1.54	to	$1.58	$358,742	2.67%	0.30%	to	1.00%	8.03%	to	7.28%
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
Vanguard® Short-Term Investment Grade
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70
12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
Vanguard® Total Bond Market Index
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
Voya Global Perspectives Class S Shares
12/31/2016	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
Wanger USA
12/31/2016	67,832	1.85	to	1.82	177,312	—	0.30	to	0.80	13.35	to	12.78
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69
12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

4. Financial Highlights (continued)

**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
Vanguard® Equity Index	0.20%
Vanguard® International	0.20%
Vanguard® Mid-Cap Index	0.20%
Vanguard® REIT Index	0.20%
Vanguard® Short-Term Investment Grade	0.20%
Vanguard® Total Bond Market Index	0.20%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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